UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

ITEM 1. SHAREHOLDERS REPORT.

John Hancock

Balanced Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
37	Financial statements
41	Financial highlights
51	Notes to financial statements
59	More information

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Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income, and preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A volatile environment for equities

The past six months were up and down for stock investors, with the S&P 500 Index ultimately finishing the period in positive territory.

Modest gains for bonds

Continued low interest rates led to a generally favorable, if subdued, environment for investors in fixed-income securities.

Relative underperformance

The fund underperformed its blended benchmark, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, for the six-month period.

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

A note about risks

The value of a company's equity securities is subject to change in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectuses for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Roger C. Hamilton, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Roger C. Hamilton
Portfolio Manager
John Hancock Asset Management

How would you summarize market conditions over the six-month reporting period ended April 30, 2016?

The past six months were up and down for stock investors, with the S&P 500 Index, a measure of U.S. large-cap equity market performance, ultimately finishing the period in positive territory, up 0.43%. Stocks struggled the most between late December and mid-February, as worries about plummeting oil prices and weak economic results in China triggered fears of a slowdown in global growth. In the final weeks of the period, however, investors appeared to become significantly more optimistic. The price of oil rallied, which in turn boosted the prospects for energy companies as well as the financial institutions exposed to their debt.

Amid subdued global growth and limited inflation pressures, the U.S. Federal Reserve (Fed) opted to postpone further increases to its benchmark short-term interest rate. In December, the Fed implemented its only rate hike of the period, the central bank's first such rate increase since 2006. Continued low interest rates led to a generally favorable, if subdued, environment for investors in U.S. fixed-income securities. For the six-month timeframe, the Barclays U.S. Aggregate Bond Index, which reflects the performance of the broad U.S. fixed-income market, returned 2.82%.

How did the fund perform relative to its benchmarks?

The fund underperformed the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, which returned 0.43% and 2.82%, respectively, for the six-month period. The fund also underperformed a 60%/40% blend of the S&P 500 and Barclays indexes, which returned 1.47% for the six-month period.

On the fund's equity side, weak stock selection in the information technology sector detracted, especially poor-performing positions in LinkedIn Corp. and Seagate Technology PLC. The fund also struggled in the energy sector, brought down by an investment in Kinder Morgan, Inc. In contrast, security selections in industrials and consumer staples were modest positives.

On the fixed-income side, duration and yield curve positioning hampered the fund's results. Specifically, we positioned the fund to be short in duration (meaning less sensitive to interest-rate

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       4

changes) due to the low levels of yield in the marketplace as well as the potential risk of an eventual rate increase. In contrast, the fund benefited from favorable asset class positioning, with holdings in investment-grade-rated corporate bonds adding value.

Can you discuss some of the individual stocks that hurt relative performance?

As mentioned, LinkedIn was a meaningful relative detractor this period. This professional social networking company saw its shares fall sharply in early February after issuing a weaker-than-expected earnings and sales outlook. Even after this stock price drop, however, we continued to hold LinkedIn because we liked the company's strong market position and still saw solid growth prospects for the company.

Meanwhile, data storage company Seagate came under pressure this period as a slowdown in the personal computer market weighed on the disk drive maker's earnings. Although this slowdown has been greater than we anticipated, at period end we continued to believe in Seagate's potential to take advantage of the ever-increasing demand for content storage.

Within energy, Kinder Morgan struggled due to declining energy prices triggering investors' fears of a weaker balance sheet for the pipeline operator. Although we trimmed the fund's investment in the

SECTOR COMPOSITION AS OF 4/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       5

company this period to better manage risk amid the energy sector downturn, we continued to like the stability in Kinder Morgan's business model and kept the fund's holdings.

In the consumer discretionary sector, Lions Gate Entertainment Corp., which makes and distributes movie and television content, further hampered results. We like the company's track record of creating high-quality content and operating its business in a financially prudent way, but, unfortunately, several disappointing box office showings, most recently for the latest installment of The Hunger Games, resulted in significantly lower-than-anticipated earnings for the company.

Which stocks added to results?

The fund's biggest individual contributor this period was semiconductor manufacturer Applied Materials, Inc., whose shares gained on stronger-than-expected quarterly earnings and a more favorable industry backdrop for chip makers.

Another meaningful relative contributor was luxury apparel and accessories company Michael Kors Holdings, Ltd. After a difficult 2015, Michael Kors' shares performed well for this six-month stretch, with much of the gain coming in early February after the firm reported much better-than-expected quarterly earnings.

Also adding value was retail giant Wal-Mart Stores, Inc., whose shares rose steadily. Wal-Mart has benefited from a variety of economic trends that have helped its target customers by lifting disposable income, including better employment data, rising wages, and low gasoline prices.

As of the end of the period, how was the fund positioned?

The fund was relatively close to its target weighting of 60% stocks and 40% fixed income. As of the end of the period, 63% of its investments were in equity securities and 37% of its investments were held in fixed-income and other short-term securities. Given the environment of slow but steady economic growth, low inflation, and the willingness of global central banks to maintain economically stimulative policies, we think it is appropriate to maintain this very slight overweighting in stocks.

TOP FIVE EQUITY HOLDINGS AS OF 4/30/16 (%)

JPMorgan Chase & Co.	2.1
Apple, Inc.	2.0
Amazon.com, Inc.	2.0
Pfizer, Inc.	1.9
Alphabet, Inc., Class A	1.6
TOTAL	9.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       6

During the period, new additions to the fund's stock portfolio included Johnson Controls, Inc., Lions Gate, Norwegian Cruise Line Holdings, Ltd., and Santander Consumer USA Holdings, Inc. Stock sales this period included Starwood Hotels & Resorts Worldwide, Inc., McDonald's Corp., ConocoPhillips, Spectra Energy Corp., Merck & Company, Inc., Abbott Laboratories, and QUALCOMM, Inc.

In the fund's fixed-income portfolio, we maintained an emphasis on corporate bonds over agency mortgage-backed securities and government debt, whose valuations we found less attractive in an environment of persistently low yields. With rates low—and expected to remain that way given current economic and market conditions—we continue to emphasize coupon income.

MANAGED BY

Roger C. Hamilton On the fund since 2003 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993
Michael J. Scanlon, Jr., CFA On the fund since 2015 Investing since 2000

TOP FIVE BOND ISSUERS AS OF 4/30/16 (%)

Federal National Mortgage Association	4.7
U.S. Treasury	3.6
Federal Home Loan Mortgage Corp.	0.8
Ford	0.8
JPMorgan Chase & Co.	0.7
TOTAL	10.6
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Roger C. Hamilton, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-16	as of 4-30-16
Class A	-7.29	5.44	6.48	-5.01	30.33	87.37	1.58	1.57
Class B	-7.72	5.48	6.43	-5.11	30.55	86.57	0.97	0.96
Class C	-3.99	5.79	6.29	-1.26	32.53	84.02	0.97	0.96
Class I2	-2.12	6.90	7.44	0.16	39.62	104.98	1.97	1.96
Class R1[2,3]	-2.70	6.19	6.68	-0.11	35.05	90.93	1.32	1.31
Class R2[2,3]	-2.50	6.58	7.06	0.01	37.52	97.86	1.57	1.56
Class R3[2,3]	-2.64	6.30	6.79	-0.06	35.71	92.81	1.42	1.41
Class R4[2,3]	-2.20	6.71	7.15	0.14	38.36	99.46	1.81	1.71
Class R5[2,3]	-2.06	6.95	7.42	0.23	39.91	104.64	2.02	2.01
Class R6[2,3]	-1.99	7.02	7.54	0.27	40.36	106.82	2.08	2.05
Index 1†	1.21	11.02	6.91	0.43	68.63	95.01	—	—
Index 2†	2.72	3.60	4.95	2.82	19.32	62.19	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.20	1.90	1.90	0.89	1.55	1.29	1.44	1.15	0.85	0.80
Net (%)	1.20	1.90	1.90	0.89	1.55	1.29	1.44	1.05	0.85	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B4	4-30-05	18,657	18,657	19,501	16,219
Class C4	4-30-05	18,402	18,402	19,501	16,219
Class I2	4-30-05	20,498	20,498	19,501	16,219
Class R1[2,3]	4-30-05	19,093	19,093	19,501	16,219
Class R2[2,3]	4-30-05	19,786	19,786	19,501	16,219
Class R3[2,3]	4-30-05	19,281	19,281	19,501	16,219
Class R4[2,3]	4-30-05	19,946	19,946	19,501	16,219
Class R5[2,3]	4-30-05	20,464	20,464	19,501	16,219
Class R6[2,3]	4-30-05	20,682	20,682	19,501	16,219

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 9-8-08; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R2, and Class R6 shares, as applicable.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,000.00	$5.42	1.09%
Class B	1,000.00	997.10	8.84	1.78%
Class C	1,000.00	997.10	8.89	1.79%
Class I	1,000.00	1,001.60	3.83	0.77%
Class R1	1,000.00	998.90	7.11	1.43%
Class R2	1,000.00	1,000.10	5.82	1.17%
Class R3	1,000.00	999.40	6.61	1.33%
Class R4	1,000.00	1,001.40	4.63	0.93%
Class R5	1,000.00	1,002.30	3.58	0.72%
Class R6	1,000.00	1,002.70	3.29	0.66%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.40	$5.47	1.09%
Class B	1,000.00	1,016.00	8.92	1.78%
Class C	1,000.00	1,016.00	8.97	1.79%
Class I	1,000.00	1,021.00	3.87	0.77%
Class R1	1,000.00	1,017.80	7.17	1.43%
Class R2	1,000.00	1,019.00	5.87	1.17%
Class R3	1,000.00	1,018.20	6.67	1.33%
Class R4	1,000.00	1,020.20	4.67	0.93%
Class R5	1,000.00	1,021.30	3.62	0.72%
Class R6	1,000.00	1,021.60	3.32	0.66%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
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Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 63.0%		$1,031,986,439
(Cost $826,188,313)
Consumer discretionary 8.2%		134,101,652
Auto components 1.6%
Delphi Automotive PLC	215,727	15,883,980
Johnson Controls, Inc.	271,608	11,244,571
Automobiles 0.6%
Ford Motor Company	695,606	9,432,417
Hotels, restaurants and leisure 0.5%
Norwegian Cruise Line Holdings, Ltd. (I)	163,784	8,007,400
Household durables 0.6%
Lennar Corp., Class A	209,247	9,480,982
Internet and catalog retail 2.0%
Amazon.com, Inc. (I)	48,879	32,240,100
Media 1.1%
Lions Gate Entertainment Corp.	481,419	10,687,502
Twenty-First Century Fox, Inc., Class B	239,144	7,203,017
Specialty retail 1.3%
Lowe's Companies, Inc.	281,017	21,362,912
Textiles, apparel and luxury goods 0.5%
Michael Kors Holdings, Ltd. (I)	165,675	8,558,771
Consumer staples 7.4%		120,790,733
Beverages 0.7%
PepsiCo, Inc.	116,273	11,971,468
Food and staples retailing 3.1%
CVS Health Corp.	262,010	26,332,005
Wal-Mart Stores, Inc.	359,330	24,028,397
Food products 0.7%
Mondelez International, Inc., Class A	270,618	11,625,749
Household products 1.0%
The Procter & Gamble Company	196,354	15,731,882
Tobacco 1.9%
Altria Group, Inc.	299,851	18,803,656
Philip Morris International, Inc.	125,332	12,297,576
Energy 3.3%		54,109,963
Energy equipment and services 1.1%
Schlumberger, Ltd.	225,529	18,119,000
Oil, gas and consumable fuels 2.2%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
Devon Energy Corp.	239,992	8,322,923

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       12

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	155,380	$13,735,592
Kinder Morgan, Inc.	388,448	6,898,836
Range Resources Corp.	159,431	7,032,501
Financials 13.4%		219,482,452
Banks 4.5%
Citigroup, Inc.	346,798	16,049,811
JPMorgan Chase & Co.	543,854	34,371,573
SVB Financial Group (I)	86,981	9,070,379
The PNC Financial Services Group, Inc.	55,770	4,895,491
U.S. Bancorp	215,960	9,219,332
Capital markets 2.0%
Ares Capital Corp.	437,500	6,645,625
BlackRock, Inc.	28,110	10,016,436
Och-Ziff Capital Management Group LLC, Class A	865,074	3,460,296
T. Rowe Price Group, Inc.	44,437	3,345,662
The Goldman Sachs Group, Inc.	54,406	8,928,569
Consumer finance 2.2%
Discover Financial Services	420,161	23,642,459
Santander Consumer USA Holdings, Inc. (I)	591,175	7,785,775
Synchrony Financial (I)	171,028	5,228,326
Diversified financial services 1.3%
Berkshire Hathaway, Inc., Class B (I)	143,015	20,805,822
Insurance 1.0%
MetLife, Inc.	370,664	16,716,946
Real estate investment trusts 2.4%
American Tower Corp.	91,204	9,565,476
Digital Realty Trust, Inc.	100,491	8,841,198
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	348,139	6,753,897
Spirit Realty Capital, Inc.	419,121	4,790,553
Weyerhaeuser Company	291,060	9,348,826
Health care 8.9%		146,347,859
Biotechnology 1.9%
AbbVie, Inc.	41,419	2,526,559
Amgen, Inc.	56,464	8,938,251
Biogen, Inc. (I)	28,445	7,822,091
Gilead Sciences, Inc.	143,055	12,618,882
Health care equipment and supplies 1.4%
Medtronic PLC	137,291	10,866,583
Stryker Corp.	111,400	12,143,714
Health care providers and services 1.1%
Cardinal Health, Inc.	83,500	6,551,410

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       13

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Express Scripts Holding Company (I)	163,311	$12,040,920
Pharmaceuticals 4.5%
Bristol-Myers Squibb Company	86,686	6,256,995
Eli Lilly & Company	57,268	4,325,452
Johnson & Johnson	114,195	12,798,976
Novartis AG, ADR	74,938	5,693,040
Pfizer, Inc.	966,603	31,617,584
Roche Holding AG, ADR	260,831	8,234,435
Sanofi, ADR	95,206	3,912,967
Industrials 5.9%		95,953,552
Aerospace and defense 1.9%
Honeywell International, Inc.	92,248	10,541,179
United Technologies Corp.	189,710	19,800,033
Air freight and logistics 0.5%
United Parcel Service, Inc., Class B	84,290	8,856,350
Industrial conglomerates 2.0%
Danaher Corp.	174,884	16,920,027
General Electric Company	531,014	16,328,681
Machinery 0.6%
Stanley Black & Decker, Inc.	79,338	8,879,509
Professional services 0.9%
Nielsen Holdings PLC	280,548	14,627,773
Information technology 10.9%		177,752,925
Electronic equipment, instruments and components 0.7%
TE Connectivity, Ltd.	184,858	10,995,354
Internet software and services 3.7%
Alphabet, Inc., Class A (I)	37,217	26,345,170
Alphabet, Inc., Class C (I)	16,778	11,627,322
Facebook, Inc., Class A (I)	121,679	14,307,017
LinkedIn Corp., Class A (I)	65,577	8,217,454
IT services 0.7%
PayPal Holdings, Inc. (I)	307,229	12,037,232
Semiconductors and semiconductor equipment 1.2%
Applied Materials, Inc.	972,749	19,912,172
Software 1.9%
Microsoft Corp.	395,253	19,711,267
Oracle Corp.	260,890	10,399,075
Technology hardware, storage and peripherals 2.7%
Apple, Inc.	351,767	32,974,639
EMC Corp.	84,898	2,216,687
Seagate Technology PLC (L)	413,851	9,009,536

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       14

Shares	Value
Materials 1.1%	$18,501,146
Chemicals 1.1%
Eastman Chemical Company	242,225	18,501,146
Telecommunication services 2.1%	34,774,367
Diversified telecommunication services 2.1%
CenturyLink, Inc.	353,554	10,942,496
Verizon Communications, Inc.	467,842	23,831,871
Utilities 1.8%	30,171,790
Electric utilities 1.2%
PPL Corp.	523,151	19,691,404
Independent power and renewable electricity producers 0.6%
AES Corp.	425,130	4,744,451
Calpine Corp. (I)	363,494	5,735,935
Preferred securities 0.2%	$3,787,841
(Cost $3,872,924)
Financials 0.1%	2,847,863
Banks 0.1%
GMAC Capital Trust I, 6.402%	38,029	953,387
Regions Financial Corp., 6.375%	19,025	498,455
Wells Fargo & Company, Series L, 7.500%	150	186,900
Capital markets 0.0%
Hercules Technology Growth Capital, Inc., 7.000%	31,798	807,669
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	15,975	401,452
Utilities 0.1%	939,978
Electric utilities 0.0%
Exelon Corp., 6.500%	6,300	305,298
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	12,866	634,680
Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 8.7%	$142,530,623
(Cost $141,020,824)
U.S. Government 3.6%	58,594,305
U.S. Treasury
Bond	3.000	11-15-45	17,095,500	18,280,834
Bond	3.375	05-15-44	17,715,000	20,350,106
Note	1.625	02-15-26	8,991,000	8,829,441
Note	1.750	01-31-23	5,070,000	5,121,491
Treasury Inflation Protected Security	0.375	07-15-25	5,864,003	6,012,433
U.S. Government Agency 5.1%	83,936,318
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500	09-01-27	754,125	780,278

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Year Pass Thru	3.000	03-01-43	1,142,713	$1,179,450
30 Year Pass Thru	4.500	03-01-41	2,993,221	3,307,138
30 Year Pass Thru	5.500	11-01-39	2,174,018	2,454,687
Federal National Mortgage Association
15 Year Pass Thru	3.000	07-01-27	835,145	875,891
15 Year Pass Thru	3.500	02-01-26	154,808	163,896
15 Year Pass Thru	3.500	03-01-26	569,158	602,570
15 Year Pass Thru	6.500	08-01-16	103	103
30 Year Pass Thru	3.000	09-01-42	2,723,773	2,801,553
30 Year Pass Thru	3.000	02-01-43	709,343	729,377
30 Year Pass Thru	3.000	03-01-43	278,999	288,492
30 Year Pass Thru	3.000	05-01-43	431,450	445,995
30 Year Pass Thru	3.500	06-01-42	6,552,231	6,918,521
30 Year Pass Thru	3.500	06-01-43	11,917,782	12,587,746
30 Year Pass Thru	3.500	04-01-45	3,142,346	3,308,683
30 Year Pass Thru	4.000	01-01-41	3,127,292	3,354,535
30 Year Pass Thru	4.000	09-01-41	2,212,054	2,372,100
30 Year Pass Thru	4.000	10-01-41	12,245,000	13,134,778
30 Year Pass Thru	4.000	01-01-42	4,329,805	4,643,076
30 Year Pass Thru	4.500	11-01-39	4,468,011	4,874,291
30 Year Pass Thru	4.500	09-01-40	2,399,320	2,620,491
30 Year Pass Thru	4.500	05-01-41	1,492,558	1,630,143
30 Year Pass Thru	4.500	07-01-41	4,450,912	4,882,064
30 Year Pass Thru	4.500	01-01-43	1,869,462	2,043,542
30 Year Pass Thru	5.000	03-01-41	2,185,147	2,439,591
30 Year Pass Thru	5.000	04-01-41	3,376,249	3,769,387
30 Year Pass Thru	5.500	11-01-39	1,162,947	1,309,042
30 Year Pass Thru	6.500	01-01-39	349,388	408,471
30 Year Pass Thru	7.000	06-01-32	1,332	1,593
30 Year Pass Thru	7.500	04-01-31	3,449	4,160
30 Year Pass Thru	8.000	01-01-31	3,056	3,736
Government National Mortgage Association 30 Year Pass Thru	9.000	04-15-21	827	938
Foreign government obligations 0.1%				$1,323,329
(Cost $1,208,801)
Argentina 0.1%				1,323,329
Republic of Argentina
Bond	8.280	12-31-33	560,815	587,454
Bond (S)	7.500	04-22-26	725,000	735,875
Corporate bonds 15.8%				$258,336,276
(Cost $256,268,926)
Consumer discretionary 2.5%				40,725,742
Auto components 0.3%
Dana Holding Corp.	6.000	09-15-23	650,000	656,500

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       16

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
Delphi Automotive PLC	4.250	01-15-26	645,000	$683,189
Delphi Corp.	5.000	02-15-23	1,905,000	2,024,063
Nemak SAB de CV (S)	5.500	02-28-23	450,000	467,438
ZF North America Capital, Inc. (S)	4.750	04-29-25	540,000	547,425
Automobiles 0.6%
American Honda Finance Corp.	1.700	02-22-19	1,070,000	1,081,922
Ford Motor Company	4.750	01-15-43	225,000	233,199
Ford Motor Credit Company LLC	2.551	10-05-18	630,000	638,184
Ford Motor Credit Company LLC	5.875	08-02-21	2,175,000	2,510,492
General Motors Company	4.875	10-02-23	1,530,000	1,641,728
General Motors Company	6.250	10-02-43	910,000	1,025,748
General Motors Financial Company, Inc.	3.450	04-10-22	800,000	802,854
General Motors Financial Company, Inc.	4.000	01-15-25	1,175,000	1,186,426
General Motors Financial Company, Inc.	5.250	03-01-26	555,000	608,516
Hyundai Capital America (S)	2.400	10-30-18	875,000	882,122
Commercial services and supplies 0.0%
Prime Security Services Borrower LLC (S)	9.250	05-15-23	250,000	259,375
Diversified consumer services 0.0%
Service Corp. International	5.375	05-15-24	600,000	638,628
Hotels, restaurants and leisure 0.1%
CCM Merger, Inc. (S)	9.125	05-01-19	500,000	521,250
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	276,263
GLP Capital LP	5.375	04-15-26	130,000	135,363
International Game Technology PLC (S)	6.500	02-15-25	355,000	358,550
Mohegan Tribal Gaming Authority (L)	9.750	09-01-21	500,000	523,125
Household durables 0.1%
Newell Rubbermaid, Inc.	2.150	10-15-18	350,000	354,164
Newell Rubbermaid, Inc.	4.200	04-01-26	750,000	790,837
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950	12-05-44	1,190,000	1,389,498
Expedia, Inc. (S)	5.000	02-15-26	4,070,000	4,129,239
QVC, Inc.	4.375	03-15-23	575,000	573,934
QVC, Inc.	5.125	07-02-22	1,170,000	1,237,005
QVC, Inc.	5.450	08-15-34	630,000	561,813
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875	10-01-23	150,000	157,500
Media 0.6%
Altice Financing SA (S)	6.500	01-15-22	225,000	227,250
Altice Financing SA (S)	6.625	02-15-23	325,000	321,360
CCO Safari II LLC (S)	6.484	10-23-45	790,000	928,001
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	570,000	572,850
MDC Partners, Inc. (S)	6.500	05-01-24	250,000	259,375

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Midcontinent Communications (S)	6.875	08-15-23	280,000	$290,500
Myriad International Holdings BV (S)	5.500	07-21-25	370,000	378,155
Omnicom Group, Inc.	3.600	04-15-26	555,000	578,341
Radio One, Inc. (S)	9.250	02-15-20	500,000	402,500
Scripps Networks Interactive, Inc.	3.950	06-15-25	1,020,000	1,049,892
Sinclair Television Group, Inc. (S)	5.625	08-01-24	640,000	657,600
Sirius XM Radio, Inc. (S)	5.250	08-15-22	600,000	631,500
Sirius XM Radio, Inc. (S)	5.375	04-15-25	455,000	465,238
Time Warner Cable, Inc.	8.250	04-01-19	525,000	616,260
Time Warner, Inc.	3.600	07-15-25	550,000	574,208
Time Warner, Inc.	3.875	01-15-26	1,275,000	1,353,070
Time Warner, Inc.	6.500	11-15-36	512,000	631,647
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36	800,000	810,677
Specialty retail 0.2%
AutoNation, Inc.	4.500	10-01-25	360,000	373,035
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	670,000	566,150
L Brands, Inc.	6.625	04-01-21	1,050,000	1,192,170
L Brands, Inc.	6.875	11-01-35	300,000	330,000
Textiles, apparel and luxury goods 0.0%
Hot Topic, Inc. (S)	9.250	06-15-21	615,000	619,613
Consumer staples 0.9%				13,816,568
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,000,000	2,260,000
Constellation Brands, Inc.	4.250	05-01-23	525,000	548,625
Constellation Brands, Inc.	4.750	11-15-24	275,000	291,500
PepsiCo, Inc.	1.500	02-22-19	765,000	773,059
Food and staples retailing 0.3%
CVS Health Corp.	5.125	07-20-45	950,000	1,113,798
SUPERVALU, Inc.	7.750	11-15-22	650,000	563,875
Tops Holding II Corp.	8.750	06-15-18	209,000	186,010
Tops Holding LLC (S)	8.000	06-15-22	1,025,000	917,375
Whole Foods Market, Inc. (S)	5.200	12-03-25	1,140,000	1,199,974
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	500,000	581,154
Kraft Heinz Foods Company (S)	2.000	07-02-18	1,000,000	1,010,734
Kraft Heinz Foods Company (S)	4.875	02-15-25	510,000	564,087
Kraft Heinz Foods Company (S)	5.200	07-15-45	635,000	730,676
Post Holdings, Inc. (S)	7.750	03-15-24	270,000	293,625
Household products 0.1%
Central Garden & Pet Company	6.125	11-15-23	110,000	115,500
HRG Group, Inc.	7.875	07-15-19	510,000	538,050

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       18

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.0%
Revlon Consumer Products Corp.	5.750	02-15-21	540,000	$548,775
Tobacco 0.1%
Alliance One International, Inc.	9.875	07-15-21	1,335,000	1,111,388
Vector Group, Ltd.	7.750	02-15-21	445,000	468,363
Energy 1.1%				18,300,870
Oil, gas and consumable fuels 1.1%
Cenovus Energy, Inc.	4.450	09-15-42	745,000	576,601
Cimarex Energy Company	4.375	06-01-24	1,090,000	1,109,938
Columbia Pipeline Group, Inc. (S)	4.500	06-01-25	1,025,000	1,056,446
Continental Resources, Inc. (L)	5.000	09-15-22	1,668,000	1,547,070
DCP Midstream LLC (S)	9.750	03-15-19	690,000	738,300
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	585,000	368,550
DCP Midstream Operating LP	2.700	04-01-19	600,000	562,821
DCP Midstream Operating LP	3.875	03-15-23	340,000	300,050
Enbridge Energy Partners LP	4.375	10-15-20	555,000	560,784
Energy Transfer Partners LP	5.150	03-15-45	635,000	539,929
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	690,000	574,673
Kerr-McGee Corp.	6.950	07-01-24	530,000	586,431
Kinder Morgan, Inc.	5.550	06-01-45	800,000	744,986
Lukoil International Finance BV (S)	3.416	04-24-18	1,000,000	998,504
MPLX LP	4.000	02-15-25	185,000	165,013
MPLX LP (S)	4.875	12-01-24	255,000	248,420
Occidental Petroleum Corp.	3.400	04-15-26	550,000	568,781
Petroleos Mexicanos	4.875	01-24-22	540,000	544,050
Regency Energy Partners LP	5.000	10-01-22	150,000	147,122
Regency Energy Partners LP	5.500	04-15-23	830,000	784,332
Regency Energy Partners LP	5.875	03-01-22	230,000	235,011
Shell International Finance BV	4.375	05-11-45	1,550,000	1,654,410
Summit Midstream Holdings LLC	7.500	07-01-21	295,000	268,450
Sunoco Logistics Partners Operations LP	4.400	04-01-21	700,000	719,418
Tesoro Logistics LP	6.125	10-15-21	725,000	741,313
Williams Partners LP	4.875	05-15-23	330,000	302,751
Williams Partners LP	4.875	03-15-24	1,365,000	1,238,216
WPX Energy, Inc.	6.000	01-15-22	465,000	418,500
Financials 5.9%				97,171,426
Banks 2.6%
Bank of America Corp.	3.950	04-21-25	300,000	299,437
Bank of America Corp.	4.200	08-26-24	600,000	610,426
Bank of America Corp.	4.250	10-22-26	660,000	674,164
Bank of America Corp.	4.450	03-03-26	1,160,000	1,202,082

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	6.875	04-25-18	1,150,000	$1,261,104
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24	1,070,000	1,074,013
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300	03-10-26	440,000	460,900
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	1,125,000	1,096,875
BankUnited, Inc.	4.875	11-17-25	900,000	905,459
Barclays Bank PLC (S)	10.179	06-12-21	925,000	1,175,528
Barclays PLC	4.375	01-12-26	670,000	675,110
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)(S)	7.375	08-19-25	200,000	197,500
BPCE SA (S)	4.500	03-15-25	730,000	718,467
BPCE SA (S)	5.700	10-22-23	900,000	957,037
Citigroup, Inc.	4.600	03-09-26	935,000	971,040
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	1,080,000	1,111,050
Commerzbank AG (S)	8.125	09-19-23	1,025,000	1,203,196
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19	765,000	721,013
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	1,275,000	1,224,653
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	825,000	905,099
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	635,000	580,628
HBOS PLC (S)	6.750	05-21-18	1,403,000	1,518,820
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24	255,000	241,294
ING Bank NV (S)	5.800	09-25-23	895,000	987,845
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	210,000	193,331
JPMorgan Chase & Co.	4.625	05-10-21	1,755,000	1,941,125
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20	950,000	950,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	1,400,000	1,548,890
Lloyds Banking Group PLC	4.650	03-24-26	1,965,000	1,991,781
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	550,000	545,325
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21	810,000	783,675
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	775,000	813,345
Popular, Inc.	7.000	07-01-19	435,000	424,125
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	2,224,000	2,710,500

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group PLC	4.800	04-05-26	545,000	$557,726
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	450,000	431,297
Santander UK Group Holdings PLC (S)	4.750	09-15-25	700,000	683,675
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	800,000	792,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	735,000	751,538
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	1,400,000	1,420,899
Swedbank AB (S)	2.125	09-29-17	630,000	636,248
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	900,000	861,750
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	1,115,000	1,233,469
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25	1,050,000	1,121,531
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	940,000	962,325
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	747,000	776,880
Capital markets 0.8%
Ares Capital Corp.	3.875	01-15-20	965,000	986,692
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	450,000	446,960
Deutsche Bank AG	4.500	04-01-25	382,000	351,420
FS Investment Corp.	4.000	07-15-19	780,000	780,663
Jefferies Group LLC	6.875	04-15-21	1,040,000	1,165,254
Jefferies Group LLC	8.500	07-15-19	445,000	509,278
Macquarie Bank, Ltd. (S)	4.875	06-10-25	960,000	982,732
Morgan Stanley	2.450	02-01-19	530,000	538,037
Morgan Stanley	3.875	01-27-26	500,000	519,051
Morgan Stanley	5.500	01-26-20	1,000,000	1,111,210
Morgan Stanley	7.300	05-13-19	1,660,000	1,911,707
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550	07-15-20	600,000	594,000
Stifel Financial Corp.	4.250	07-18-24	660,000	656,610
The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,095,362
The Goldman Sachs Group, Inc.	2.000	04-25-19	585,000	586,750
The Goldman Sachs Group, Inc.	3.750	05-22-25	720,000	739,562
The Goldman Sachs Group, Inc.	4.750	10-21-45	355,000	375,863
Consumer finance 0.6%
Ally Financial, Inc.	3.250	11-05-18	810,000	807,975
Ally Financial, Inc. (L)	5.125	09-30-24	1,265,000	1,325,088
Capital One Financial Corp.	2.450	04-24-19	950,000	960,845
Capital One Financial Corp.	4.200	10-29-25	955,000	977,614

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	785,000	$779,113
Capital One NA	2.350	08-17-18	570,000	577,379
Credit Acceptance Corp.	6.125	02-15-21	590,000	561,975
Credito Real SAB de CV (S)	7.500	03-13-19	785,000	797,756
Discover Bank	2.600	11-13-18	1,100,000	1,110,764
Discover Financial Services	3.950	11-06-24	1,075,000	1,077,443
Enova International, Inc.	9.750	06-01-21	645,000	483,750
Diversified financial services 0.4%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250	05-30-25	468,660	476,862
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	371,709	376,355
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125	11-30-24	507,974	513,853
Leucadia National Corp.	5.500	10-18-23	1,200,000	1,185,136
NewStar Financial, Inc.	7.250	05-01-20	975,000	906,750
S&P Global, Inc.	4.000	06-15-25	845,000	894,498
S&P Global, Inc.	4.400	02-15-26	650,000	719,488
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,054,000	987,071
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	824,749
Assured Guaranty US Holdings, Inc. (L)	5.000	07-01-24	1,020,000	1,084,944
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	400,000	421,200
CNO Financial Group, Inc.	5.250	05-30-25	945,000	972,764
MetLife, Inc.	6.400	12-15-66	805,000	857,808
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	645,000	700,631
Pacific LifeCorp. (S)	6.000	02-10-20	485,000	537,784
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	560,000	555,044
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	518,000	559,829
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	325,000	319,313
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	925,000	1,199,043
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	995,000	1,074,600
Real estate investment trusts 0.8%
American Tower Corp.	3.400	02-15-19	635,000	654,961
American Tower Corp.	4.700	03-15-22	550,000	591,258

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       22

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Corrections Corp. of America	4.625	05-01-23	480,000	$489,000
Corrections Corp. of America	5.000	10-15-22	235,000	245,281
Crown Castle International Corp.	4.450	02-15-26	755,000	810,554
Crown Castle Towers LLC (S)	6.113	01-15-40	1,040,000	1,151,745
Highwoods Realty LP	5.850	03-15-17	925,000	957,663
Iron Mountain, Inc.	5.750	08-15-24	1,075,000	1,104,563
Iron Mountain, Inc.	6.000	08-15-23	750,000	795,000
iStar, Inc.	5.000	07-01-19	180,000	174,600
MPT Operating Partnership LP	6.375	02-15-22	465,000	488,250
Omega Healthcare Investors, Inc.	4.500	01-15-25	515,000	501,723
Omega Healthcare Investors, Inc.	4.950	04-01-24	610,000	624,191
Omega Healthcare Investors, Inc.	5.250	01-15-26	385,000	393,684
Ventas Realty LP	3.500	02-01-25	1,160,000	1,154,231
Ventas Realty LP	3.750	05-01-24	570,000	579,754
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	900,342
Welltower, Inc.	3.750	03-15-23	355,000	358,814
Welltower, Inc.	4.125	04-01-19	1,480,000	1,555,780
Thrifts and mortgage finance 0.2%
Nationstar Mortgage LLC	6.500	07-01-21	585,000	513,338
Nationstar Mortgage LLC	7.875	10-01-20	595,000	571,200
Nationstar Mortgage LLC	9.625	05-01-19	340,000	354,450
Quicken Loans, Inc. (S)	5.750	05-01-25	500,000	470,000
Radian Group, Inc.	5.250	06-15-20	395,000	397,963
Radian Group, Inc.	7.000	03-15-21	185,000	197,256
Stearns Holdings LLC (S)	9.375	08-15-20	265,000	253,075
Health care 0.6%				10,401,131
Biotechnology 0.1%
AbbVie, Inc.	3.600	05-14-25	1,085,000	1,138,144
Celgene Corp.	5.000	08-15-45	1,260,000	1,382,968
Health care equipment and supplies 0.1%
Medtronic, Inc.	4.625	03-15-45	635,000	725,430
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	775,000	795,934
Health care providers and services 0.3%
Centene Corp. (S)	6.125	02-15-24	230,000	241,500
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	275,000	263,313
Express Scripts Holding Company	4.500	02-25-26	1,225,000	1,314,009
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	325,000	333,125
HCA, Inc.	5.250	04-15-25	745,000	771,075
HCA, Inc.	5.250	06-15-26	155,000	161,006
MEDNAX, Inc. (S)	5.250	12-01-23	125,000	129,688
Molina Healthcare, Inc. (S)	5.375	11-15-22	55,000	56,788
Select Medical Corp.	6.375	06-01-21	805,000	763,744
UnitedHealth Group, Inc.	1.450	07-17-17	865,000	869,932

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       23

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc.	5.750	11-15-20	570,000	$593,513
Pharmaceuticals 0.1%
Actavis Funding SCS	3.800	03-15-25	635,000	651,093
Quintiles Transnational Corp. (S)	4.875	05-15-23	205,000	209,869
Industrials 2.2%				35,068,819
Aerospace and defense 0.4%
AerCap Ireland Capital, Ltd.	4.625	10-30-20	200,000	208,750
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	540,000	565,990
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	125,000	131,406
Lockheed Martin Corp.	2.900	03-01-25	776,000	793,340
Lockheed Martin Corp.	4.700	05-15-46	550,000	632,044
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	1,876,000
Textron, Inc.	3.875	03-01-25	440,000	449,959
Textron, Inc.	4.000	03-15-26	830,000	852,270
Textron, Inc.	7.250	10-01-19	400,000	457,752
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500	06-15-22	1,035,000	1,011,713
Airlines 0.7%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	1,023,159	1,064,086
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	504,094	541,271
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	01-15-22	396,610	405,038
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	1,007,030	981,855
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	1,125,000	1,174,219
British Airways 2013-1 Class A Pass Through Trust (S)	4.625	06-20-24	1,137,332	1,194,198
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	338,824	345,600
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	726,020	802,252
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	348,298	395,318
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	663,799	705,286
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	513,683	572,140
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	742,741	761,310
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	703,700	698,423
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	589,169	653,977
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	1,043,275	1,165,860
Building products 0.1%
Builders FirstSource, Inc. (S)	10.750	08-15-23	380,000	400,900
Masco Corp.	4.375	04-01-26	355,000	365,650
Masco Corp.	4.450	04-01-25	510,000	532,318
Owens Corning	4.200	12-15-22	825,000	848,647
Commercial services and supplies 0.1%
Casella Waste Systems, Inc.	7.750	02-15-19	490,000	499,188

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Safway Group Holding LLC (S)	7.000	05-15-18	245,000	$245,000
Construction and engineering 0.0%
Tutor Perini Corp.	7.625	11-01-18	690,000	684,825
Electrical equipment 0.0%
EnerSys (S)	5.000	04-30-23	200,000	199,000
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21	1,786,000	1,855,208
Odebrecht Finance, Ltd. (S)	7.125	06-26-42	450,000	163,125
Machinery 0.1%
Optimas OE Solutions Holding LLC (S)	8.625	06-01-21	275,000	198,000
SPL Logistics Escrow LLC (S)	8.875	08-01-20	469,000	383,408
Trinity Industries, Inc.	4.550	10-01-24	1,040,000	966,670
Professional services 0.1%
Verisk Analytics, Inc.	4.000	06-15-25	1,340,000	1,368,905
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	1,115,000	1,121,370
Trading companies and distributors 0.4%
Ahern Rentals, Inc. (S)	7.375	05-15-23	700,000	533,750
Air Lease Corp.	3.375	01-15-19	715,000	720,956
Air Lease Corp.	3.875	04-01-21	375,000	381,563
Air Lease Corp.	4.750	03-01-20	370,000	388,500
Air Lease Corp.	5.625	04-01-17	345,000	356,206
Aircastle, Ltd.	5.500	02-15-22	415,000	441,456
Aircastle, Ltd.	6.250	12-01-19	240,000	263,400
Aircastle, Ltd.	7.625	04-15-20	250,000	283,750
Ashtead Capital, Inc. (S)	5.625	10-01-24	275,000	286,000
International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,596,135
United Rentals North America, Inc.	5.500	07-15-25	500,000	497,232
United Rentals North America, Inc.	5.750	11-15-24	600,000	608,250
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	435,000	439,350
Information technology 0.6%				10,378,616
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp.	7.250	10-15-22	525,000	568,365
Internet software and services 0.2%
Ancestry.com Holdings LLC, PIK (S)	9.625	10-15-18	300,000	306,375
Ancestry.com, Inc.	11.000	12-15-20	265,000	288,188
eBay, Inc.	2.500	03-09-18	545,000	555,102
eBay, Inc.	3.800	03-09-22	620,000	648,219
Rackspace Hosting, Inc. (S)	6.500	01-15-24	645,000	637,744
VeriSign, Inc.	5.250	04-01-25	510,000	524,025

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       25

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.2%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	500,000	$480,000
Visa, Inc.	3.150	12-14-25	1,125,000	1,180,969
Visa, Inc.	4.300	12-14-45	1,120,000	1,234,091
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875	02-15-22	680,000	600,100
Micron Technology, Inc. (S)	7.500	09-15-23	285,000	294,975
Qorvo, Inc. (S)	6.750	12-01-23	325,000	333,938
Qorvo, Inc. (S)	7.000	12-01-25	260,000	266,500
Software 0.1%
Activision Blizzard, Inc. (S)	6.125	09-15-23	745,000	811,119
Electronic Arts, Inc.	4.800	03-01-26	1,350,000	1,422,218
Technology hardware, storage and peripherals 0.0%
Western Digital Corp. (S)	7.375	04-01-23	225,000	226,688
Materials 0.7%				10,868,583
Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000	05-07-20	2,065,000	2,147,600
NOVA Chemicals Corp. (S)	5.000	05-01-25	910,000	891,800
Platform Specialty Products Corp. (S)	6.500	02-01-22	1,030,000	906,400
Rain CII Carbon LLC (S)	8.250	01-15-21	670,000	505,013
The Chemours Company (S)	6.625	05-15-23	254,000	222,250
Construction materials 0.1%
Cemex SAB de CV (S)	6.125	05-05-25	580,000	569,850
Cemex SAB de CV (S)	6.500	12-10-19	550,000	579,563
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19	312,348	320,157
Wise Metals Group LLC (S)	8.750	12-15-18	465,000	430,125
Metals and mining 0.2%
Allegheny Technologies, Inc.	9.375	06-01-19	1,095,000	1,056,675
ArcelorMittal	10.850	06-01-19	2,000,000	2,290,000
Commercial Metals Company	7.350	08-15-18	500,000	530,000
Paper and forest products 0.0%
Norbord, Inc. (S)	6.250	04-15-23	415,000	419,150
Telecommunication services 0.9%				14,379,465
Diversified telecommunication services 0.6%
AT&T, Inc.	4.750	05-15-46	575,000	579,063
Columbus International, Inc. (S)	7.375	03-30-21	325,000	345,215
Frontier Communications Corp. (S)	8.875	09-15-20	600,000	635,250
GCI, Inc.	6.875	04-15-25	485,000	489,850
T-Mobile USA, Inc.	6.125	01-15-22	240,000	252,451
T-Mobile USA, Inc.	6.250	04-01-21	285,000	297,113
Telecom Italia Capital SA	7.200	07-18-36	1,875,000	1,954,688

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       26

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telecom Italia Capital SA	7.721	06-04-38	1,175,000	$1,257,250
Verizon Communications, Inc.	4.400	11-01-34	630,000	641,782
Verizon Communications, Inc.	4.862	08-21-46	1,730,000	1,851,757
Verizon Communications, Inc.	5.012	08-21-54	430,000	437,666
Verizon Communications, Inc.	6.550	09-15-43	531,000	704,413
Wind Acquisition Finance SA (S)	7.375	04-23-21	600,000	532,500
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849	04-15-23	695,000	735,343
Comcel Trust (S)	6.875	02-06-24	550,000	519,750
Digicel Group, Ltd. (S)	8.250	09-30-20	885,000	807,563
Digicel, Ltd. (S)	6.750	03-01-23	375,000	338,203
Millicom International Cellular SA (S)	4.750	05-22-20	665,000	648,375
Millicom International Cellular SA (S)	6.625	10-15-21	450,000	455,625
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	330,000	306,488
SBA Tower Trust (S)	3.598	04-15-43	590,000	589,120
Utilities 0.4%				7,225,056
Electric utilities 0.2%
Beaver Valley II Funding Corp.	9.000	06-01-17	37,000	37,185
Electricite de France SA (S)	3.625	10-13-25	550,000	569,034
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	900,000	867,510
Empresa Electrica Angamos SA (S)	4.875	05-25-29	540,000	510,723
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	620,000	659,103
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	500,000	554,074
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	455,000	460,465
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	450,000	493,650
Talen Energy Supply LLC	6.500	06-01-25	305,000	270,712
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	6.250	05-01-24	1,200,000	1,167,000
NRG Yield Operating LLC	5.375	08-15-24	1,740,000	1,635,600
Capital preferred securities 0.2%				$3,760,143
(Cost $4,002,236)
Financials 0.2%				3,760,143
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	05-16-16	1,094,000	812,984
Sovereign Capital Trust VI	7.908	06-13-36	180,000	180,824
Capital markets 0.0%
Goldman Sachs Capital II (P)(Q)	4.000	06-01-16	637,000	459,022
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875	12-15-67	160,000	187,520

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       27

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250	04-08-68	500,000	$682,500
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,430,000	1,437,293
Convertible bonds 0.0%				$438,925
(Cost $485,000)
Utilities 0.0%				438,925
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250	06-01-20	485,000	438,925
Municipal bonds 0.1%				$949,401
(Cost $947,606)
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A1	1.467	07-01-22	947,761	949,401
Term loans (M) 0.0%				$279,661
(Cost $390,722)
Utilities 0.0%				279,661
Electric utilities 0.0%
ExGen Texas Power LLC	5.750	09-16-21	393,889	279,661
Collateralized mortgage obligations 4.4%				$71,959,331
(Cost $72,075,400)
Commercial and residential 4.1%				66,264,964
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.019	08-25-35	260,633	248,289
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.659	06-25-45	1,014,837	937,092
Series 2005-1, Class AHM (P)	2.899	06-25-45	410,744	402,907
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110	12-13-29	835,000	824,329
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.033	09-15-26	560,000	552,975
Series 2014-ICTS, Class D (P) (S)	2.336	06-15-28	515,000	497,154
Series 2015-200P, Class F (P) (S)	3.716	04-14-33	690,000	604,137
BBCMS Trust
Series 2015, Class C (P) (S)	2.433	02-15-28	350,000	343,211
Series 2015-MSQ, Class D (P) (S)	4.123	09-15-22	900,000	903,744
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090	03-25-35	384,493	383,506
Series 2005-5, Class A2 (P)	2.460	08-25-35	532,795	530,570
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.139	01-25-35	1,082,229	1,044,470
Series 2005-5, Class 1A4 (P)	0.999	07-25-35	593,807	559,687
Series 2005-7, Class 11A1 (P)	0.979	08-25-35	741,397	699,331

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	347,755	$347,007
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.437	07-05-33	1,000,000	962,630
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.933	08-15-29	1,430,000	1,365,420
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058	03-10-33	1,140,000	1,019,936
Series 2014-1710, Class XA IO (P) (S)	1.023	01-13-35	12,045,000	594,300
Series 2015-1740, Class D (P) (S)	3.787	01-13-35	580,000	550,980
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.122	05-15-29	800,000	750,730
Series 2015-JWRZ, Class GL2 (P) (S)	4.121	05-15-29	800,000	768,482
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.433	12-15-27	815,000	788,428
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	600,000	563,682
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-33	1,280,000	1,302,853
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.783	06-15-33	1,140,000	1,138,570
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.809	06-10-46	10,171,267	286,768
Series 2015-CR27, Class B (P)	4.510	10-10-48	377,000	405,138
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.260	10-15-45	7,018,847	606,553
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	1,000,000	1,029,735
Series 2013-CR11, Class B (P)	5.330	10-10-46	1,600,000	1,807,500
Series 2013-CR13, Class C (P)	4.910	12-10-23	575,000	601,863
Series 2013-CR6, Class XA IO	1.630	03-10-46	6,867,608	322,683
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	755,000	838,486
Series 2014-FL4, Class D (P) (S)	2.886	07-13-31	1,040,000	1,009,122
Series 2014-TWC, Class D (P) (S)	2.689	02-13-32	740,000	718,830
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.586	08-13-27	1,035,000	1,002,541
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.904	08-15-45	3,892,280	319,376
Series 2014-CR15, Class XA IO	1.466	02-10-47	8,644,549	468,523
Series 2014-CR16, Class C (P)	5.069	04-10-47	1,110,000	1,152,386
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979	02-10-34	760,000	700,541
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.709	06-25-34	606,820	572,039
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-19	360,000	351,168

SEE NOTES TO FINANCIAL STATEMENTS
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	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-19	1,045,000	$979,871
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.200	08-19-34	438,971	423,227
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.933	05-15-34	1,139,000	1,108,794
GS Mortgage Securities Trust
Series 2015-590M, Class C (P) (S)	3.932	10-10-35	320,000	314,375
Series 2016-ICE2, Class D (P) (S)	6.183	02-15-33	1,090,000	1,092,042
Series 2016-RENT, Class D (P) (S)	4.202	02-10-29	940,000	908,882
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	0.889	06-20-35	1,042,552	923,481
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.583	07-15-29	1,015,000	984,537
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.191	11-05-30	632,524	629,978
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	1,064,000	1,068,210
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.087	08-05-34	635,000	629,579
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.249	02-25-35	605,000	554,551
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.227	07-25-35	12,397,892	947,462
Series 2005-AR8, Class AX2 IO	2.258	05-25-35	15,650,830	1,133,457
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.831	04-15-47	1,190,000	1,218,285
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	4,740,000	368,390
Series 2014-FL5, Class C (P) (S)	2.533	07-15-31	1,350,000	1,330,529
Series 2014-INN, Class F (P) (S)	4.433	06-15-29	765,000	726,130
Series 2014-PHH, Class C (P) (S)	2.533	08-15-27	1,335,000	1,317,116
Series 2015-MAR7, Class C (S)	4.490	06-05-32	930,000	934,122
Series 2015-SG, Class B (P) (S)	3.183	07-15-36	760,000	756,728
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.539	11-25-34	825,000	799,984
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904	10-25-35	795,665	767,848
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.320	02-15-46	810,000	789,797
Series 2014-C18, Class 300D	5.279	08-15-31	510,000	516,062
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.438	09-09-32	1,850,000	1,814,849
Series 2015, Class XLF1 C (P) (S)	2.637	08-14-31	905,000	896,805
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.876	08-25-34	715,078	702,834
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.769	05-25-35	399,430	371,909

SEE NOTES TO FINANCIAL STATEMENTS
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	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.889	04-25-35	705,000	$644,631
Series 2005-3, Class APT (P)	0.729	07-25-35	554,656	535,362
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.880	03-25-44	513,653	498,070
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963	10-10-36	475,000	444,845
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.814	05-10-63	7,151,133	420,932
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	1,044,000	1,057,017
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.729	12-25-45	528,698	452,918
Series 2005-AR2, Class 2A1B (P)	0.809	01-25-45	236,258	211,985
Series 2005-AR2, Class 2A3 (P)	0.789	01-25-45	975,419	902,800
Series 2005-AR8, Class 2AB2 (P)	0.859	07-25-45	603,638	531,323
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	1,970,000	1,926,949
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	900,000	819,260
Series 2015-LC22, Class B (P)	4.690	09-15-58	530,000	578,333
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.303	11-15-45	8,826,712	756,914
Series 2013-C16, Class B (P)	5.147	09-15-46	425,000	477,010
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.004	11-15-29	120,514	119,109
U.S. Government Agency 0.3%				5,694,367
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.283	10-25-27	685,000	680,437
Series 2015-DNA1, Class M3 (P)	3.733	10-25-27	250,000	248,377
Series 2016-HQA1, Class M2 (P)	3.189	09-25-28	1,255,000	1,270,430
Series 290, Class IO	3.500	11-15-32	4,419,509	713,346
Series K017, Class X1 IO	1.561	12-25-21	5,688,009	356,918
Series K022, Class X1 IO	1.402	07-25-22	17,739,237	1,138,217
Series K709, Class X1 IO	1.655	03-25-19	3,065,196	115,062
Series K710, Class X1 IO	1.895	05-25-19	7,655,686	343,570
Series K711, Class X1 IO	1.819	07-25-19	8,188,486	358,385
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500	12-25-32	1,786,721	265,743
Government National Mortgage Association Series 2012-114, Class IO	0.905	01-16-53	2,974,311	203,882
Asset backed securities 6.3%				$103,192,036
(Cost $102,685,357)
Asset Backed Securities 6.3%				103,192,036
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.114	05-25-35	434,295	418,888

SEE NOTES TO FINANCIAL STATEMENTS
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	Rate (%)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.889	10-25-35	1,770,000	$1,615,980
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840	01-15-20	1,155,000	1,163,337
Series 2015-1, Class A4	1.750	05-15-20	1,150,000	1,157,972
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07-15-19	2,505,000	2,512,538
Series 2015-3, Class A	1.630	05-15-20	1,445,000	1,443,436
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490	04-15-20	1,155,000	1,162,479
Series 2014-4, Class A	1.430	06-15-20	1,345,000	1,351,390
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.909	05-25-35	865,000	822,674
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	2,040,000	2,058,333
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	1,356,600	1,406,494
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.519	01-25-34	263,528	243,864
Series 2004-W6, Class M1 (P)	1.264	05-25-34	147,947	140,420
BA Credit Card Trust Series 2015-A2, Class A	1.360	09-15-20	2,135,000	2,143,859
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650	03-16-20	1,065,000	1,068,457
Series 2015-1, Class A4 (S)	1.660	09-15-20	1,090,000	1,087,025
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.679	07-25-36	1,335,120	1,257,154
Series 2006-1A, Class A3 (P) (S)	0.789	07-25-36	710,000	609,631
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840	06-15-20	540,000	540,321
Series 2015-2, Class A4	1.750	01-15-21	950,000	945,054
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480	07-15-20	2,040,000	2,052,401
Series 2015-A5, Class A5	1.600	05-17-21	1,590,000	1,600,865
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160	06-17-19	1,275,000	1,275,386
Series 2015-2, Class A4	1.800	03-15-21	535,000	538,712
Series 2016-1, Class A4	1.880	06-15-21	600,000	604,704
Series 2016-2, Class A4	1.680	09-15-21	680,000	678,081
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07-15-19	1,017,000	1,020,162
Series 2014-A7, Class A	1.380	11-15-19	1,605,000	1,611,857
Series 2015, Class A2A	1.590	02-18-20	1,595,000	1,608,086
Series 2015-A5, Class A	1.360	04-15-20	2,500,000	2,507,457
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760	12-16-19	570,000	571,962

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       32

	Rate (%)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09-20-19	810,000	$860,509
Series 2014-A8, Class A8	1.730	04-09-20	1,450,000	1,464,566
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265	06-25-37	360,323	371,538
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	2,015,050	2,015,944
CNH Equipment Trust Series 2015-C, Class A3	1.660	11-16-20	1,980,000	1,983,764
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613	02-25-35	563,751	569,047
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.859	07-25-35	370,000	360,719
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.909	05-25-36	587,061	577,295
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	1,697,850	1,681,211
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640	07-15-21	3,175,000	3,192,211
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	945,250	937,101
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.129	11-25-35	745,816	729,230
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.414	12-25-34	419,953	377,836
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	2,090,000	2,089,533
Series 2015-A, Class A4	1.640	06-15-20	645,000	648,987
Series 2015-B, Class A4	1.580	08-15-20	935,000	939,104
Series 2016-B, Class A4	1.840	08-15-21	380,000	379,610
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	1,425,000	1,426,854
Series 2014-4, Class A1	1.400	08-15-19	1,820,000	1,820,416
Series 2015-1, Class A1	1.420	01-15-20	1,880,000	1,880,215
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730	06-20-19	410,000	411,076
Series 2015-2, Class A4	1.850	07-22-19	1,260,000	1,263,152
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	770,000	768,108
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.709	10-25-35	646,594	604,567
GSAA Trust Series 2005-10, Class M3 (P)	0.989	06-25-35	737,507	714,740
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.459	05-25-35	1,345,000	1,294,656
Series 2005-3, Class M4 (P)	1.399	08-25-35	400,000	370,237
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10-15-20	1,960,000	1,962,847

SEE NOTES TO FINANCIAL STATEMENTS
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	Rate (%)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Series 2015-2, Class A4	1.470	08-23-21	925,000	$925,967
Series 2015-3, Class A4	1.560	10-18-21	1,200,000	1,204,811
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06-15-21	920,000	922,429
Series 2015, Class AA4	1.650	12-15-21	510,000	512,199
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.959	06-25-35	480,976	461,192
Series 2005-WMC1, Class M1 (P)	1.189	09-25-35	417,233	395,591
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250	09-22-31	171,273	168,093
Series 2015-1A, Class A (S)	2.520	12-20-32	737,415	735,147
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.719	09-25-36	991,430	926,814
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.114	03-25-35	1,510,000	1,400,596
Series 2005-2, Class M2 (P)	0.889	06-25-35	1,720,000	1,631,247
Nissan Auto Receivables Owner Trust Series 2016-B, Class A4	1.610	10-17-22	500,000	498,716
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	1,482,000	1,482,823
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260	09-21-20	925,000	924,366
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	1,125,000	1,129,086
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.589	09-25-36	1,083,177	1,029,155
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	380,323	378,429
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	590,492	603,059
Series 2016-1A, Class A2 (S)	4.472	05-20-46	400,000	400,000
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.879	11-25-35	650,000	616,790
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	0.739	12-25-36	1,100,000	1,083,723
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.159	02-25-35	865,000	822,924
Series 2005-2, Class M2 (P)	1.174	03-25-35	1,435,000	1,346,965
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.934	02-25-35	1,168,259	1,109,836
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.869	09-25-35	460,000	438,038
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780	01-15-21	1,250,000	1,253,280
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	895,000	900,985
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	368,167	352,094

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       34

	Rate (%)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440	04-15-20	553,000	$554,759
Series 2015-B, Class A4	1.740	09-15-20	1,040,000	1,047,971
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	625,000	618,177
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	2,014,875	1,984,652
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750	08-20-25	92,927	92,771
Series 2014-1A, Class A (S)	2.150	12-20-26	1,182,980	1,161,545
Series 2014-1A, Class B (S)	3.250	12-20-26	508,682	500,893
Series 2014-AA, Class A (S)	6.250	10-20-26	284,149	283,438
Series 2015-1A, Class A (S)	2.750	05-20-27	478,766	475,134
Series 2015-2A, Class B (S)	4.000	07-20-28	829,079	824,710
Series 2016-1A, Class A (S)	3.500	12-20-28	545,000	543,127
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	1,700,000	1,709,746
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	825,000	826,706
		Yield (%)	Shares	Value
Securities lending collateral 0.3%				$4,916,970
(Cost $4,916,668)
John Hancock Collateral Trust (W)		0.5148(Y)	491,373	4,916,970
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$12,445,991
(Cost $12,445,991)
U.S. Government Agency 0.1%				1,697,991
Federal Home Loan Bank Discount Note	0.200	05-02-16	1,698,000	1,697,991
Repurchase agreement 0.7%				10,748,000
Barclays Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $10,528,246 on 5-2-16, collateralized by $10,682,400 U.S. Treasury Notes, 1.000% due 3-15-18 (valued at $10,738,833, including interest).			10,528,000	10,528,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $220,001 on 5-2-16, collateralized by $230,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $227,988, including interest).			220,000	220,000
Total investments (Cost $1,426,508,768)† 99.9%				$1,635,906,966
Other assets and liabilities, net 0.1%				$998,864
Total net assets 100.0%				$1,636,905,830

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       35

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-16.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,436,338,690. Net unrealized appreciation aggregated to $199,568,276, of which $251,794,772 related to appreciated investment securities and $52,226,496 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       36

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,421,592,100) including $4,785,812 of securities loaned	$1,630,989,996
Affiliated investments, at value (Cost $4,916,668)	4,916,970
Total investments, at value (Cost $1,426,508,768)	1,635,906,966
Cash	636
Receivable for investments sold	1,909,873
Receivable for fund shares sold	3,543,054
Dividends and interest receivable	6,770,957
Receivable for securities lending income	2,413
Other receivables and prepaid expenses	114,480
Total assets	1,648,248,379
Liabilities
Payable for investments purchased	3,804,654
Payable for fund shares repurchased	1,774,896
Payable upon return of securities loaned	4,919,835
Payable to affiliates
Accounting and legal services fees	20,890
Transfer agent fees	166,118
Distribution and service fees	472,543
Trustees' fees	1,453
Other liabilities and accrued expenses	182,160
Total liabilities	11,342,549
Net assets	$1,636,905,830
Net assets consist of
Paid-in capital	$1,450,225,903
Undistributed net investment income	1,456,271
Accumulated net realized gain (loss) on investments	(24,174,542)
Net unrealized appreciation (depreciation) on investments	209,398,198
Net assets	$1,636,905,830

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       37

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($844,406,123 ÷ 47,240,799 shares)[1]	$17.87
Class B ($57,652,878 ÷ 3,232,230 shares)[1]	$17.84
Class C ($503,335,229 ÷ 28,199,400 shares)[1]	$17.85
Class I ($175,580,478 ÷ 9,828,965 shares)	$17.86
Class R1 ($4,917,975 ÷ 274,134 shares)	$17.94
Class R2 ($3,020,678 ÷ 169,184 shares)	$17.85
Class R3 ($19,150,311 ÷ 1,069,236 shares)	$17.91
Class R4 ($20,631,097 ÷ 1,149,679 shares)	$17.95
Class R5 ($2,441,675 ÷ 136,228 shares)	$17.92
Class R6 ($5,769,386 ÷ 322,621 shares)	$17.88
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.81

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       38

STATEMENT OF OPERATIONS   For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$11,803,003
Interest	11,221,039
Securities lending	10,978
Less foreign taxes withheld	(60,449)
Total investment income	22,974,571
Expenses
Investment management fees	4,745,432
Distribution and service fees	4,064,480
Accounting and legal services fees	147,899
Transfer agent fees	954,925
Trustees' fees	11,992
State registration fees	107,157
Printing and postage	66,326
Professional fees	51,578
Custodian fees	111,518
Registration and filing fees	15,068
Other	15,795
Total expenses	10,292,170
Less expense reductions	(67,715)
Net expenses	10,224,455
Net investment income	12,750,116
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(14,624,953)
Affiliated investments	(411)
(14,625,364)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	609,096
Affiliated investments	142
609,238
Net realized and unrealized loss	(14,016,126)
Decrease in net assets from operations	($1,266,010)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       39

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$12,750,116	$26,044,965
Net realized gain (loss)	(14,625,364)	45,788,818
Change in net unrealized appreciation (depreciation)	609,238	(64,283,026)
Increase (decrease) in net assets resulting from operations	(1,266,010)	7,550,757
Distributions to shareholders
From net investment income
Class A	(7,264,479)	(15,886,464)
Class B	(338,741)	(1,029,854)
Class C	(2,738,386)	(6,524,200)
Class I	(1,917,027)	(4,137,429)
Class R1	(37,252)	(71,537)
Class R2	(19,553)	(32,219)
Class R3	(148,292)	(368,132)
Class R4	(188,208)	(379,974)
Class R5	(24,804)	(61,981)
Class R6	(57,539)	(114,307)
From net realized gain
Class A	(22,887,568)	(19,990,042)
Class B	(1,833,879)	(2,225,934)
Class C	(14,221,754)	(12,370,374)
Class I	(5,472,308)	(4,036,487)
Class R1	(149,777)	(121,712)
Class R2	(55,514)	(23,868)
Class R3	(542,556)	(572,462)
Class R4	(533,352)	(406,712)
Class R5	(63,261)	(79,439)
Class R6	(150,697)	(102,081)
Total distributions	(58,644,947)	(68,535,208)
From fund share transactions	71,518,235	335,284,454
Total increase	11,607,278	274,300,003
Net assets
Beginning of period	1,625,298,552	1,350,998,549
End of period	$1,636,905,830	$1,625,298,552
Undistributed net investment income	$1,456,271	$1,440,436

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       40

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.56		$19.34	$18.62	$16.57	$14.90	$14.93
Net investment income[2]	0.17		0.36	0.39	0.36	0.25	0.20
Net realized and unrealized gain (loss) on investments	(0.18)		(0.19)	1.46	2.40	1.65	0.01
Total from investment operations	(0.01)		0.17	1.85	2.76	1.90	0.21
Less distributions
From net investment income	(0.16)		(0.40)	(0.42)	(0.41)	(0.23)	(0.24)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.68)		(0.95)	(1.13)	(0.71)	(0.23)	(0.24)
Net asset value, end of period	$17.87		$18.56	$19.34	$18.62	$16.57	$14.90
Total return (%)[3,4]	0.00	[5]	0.98	10.43	17.23	12.84	1.40
Ratios and supplemental data
Net assets, end of period (in millions)	$844		$808	$675	$597	$512	$524
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[6]	1.09	1.10	1.14	1.18	1.16
Expenses including reductions	1.09	[6]	1.09	1.09	1.14	1.18	1.16
Net investment income	1.97	[6]	1.92	2.07	2.08	1.56	1.33
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       41

Class B Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.52		$19.30	$18.58	$16.54	$14.88	$14.91
Net investment income[2]	0.11		0.23	0.26	0.24	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.17)		(0.19)	1.46	2.39	1.65	0.01
Total from investment operations	(0.06)		0.04	1.72	2.63	1.78	0.11
Less distributions
From net investment income	(0.10)		(0.27)	(0.29)	(0.29)	(0.12)	(0.14)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.62)		(0.82)	(1.00)	(0.59)	(0.12)	(0.14)
Net asset value, end of period	$17.84		$18.52	$19.30	$18.58	$16.54	$14.88
Total return (%)[3,4]	(0.29	) [5]	0.27	9.68	16.38	12.03	0.73
Ratios and supplemental data
Net assets, end of period (in millions)	$58		$67	$80	$82	$76	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	[6]	1.79	1.80	1.84	1.88	1.86
Expenses including reductions	1.78	[6]	1.78	1.79	1.84	1.88	1.86
Net investment income	1.28	[6]	1.23	1.38	1.38	0.85	0.63
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       42

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.53		$19.31	$18.59	$16.55	$14.88	$14.92
Net investment income[2]	0.11		0.23	0.26	0.24	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.17)		(0.19)	1.46	2.39	1.66	—
Total from investment operations	(0.06)		0.04	1.72	2.63	1.79	0.10
Less distributions
From net investment income	(0.10)		(0.27)	(0.29)	(0.29)	(0.12)	(0.14)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.62)		(0.82)	(1.00)	(0.59)	(0.12)	(0.14)
Net asset value, end of period	$17.85		$18.53	$19.31	$18.59	$16.55	$14.88
Total return (%)[3,4]	(0.29	) [5]	0.27	9.67	16.37	12.09	0.66
Ratios and supplemental data
Net assets, end of period (in millions)	$503		$501	$422	$344	$292	$301
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	[6]	1.79	1.80	1.84	1.88	1.86
Expenses including reductions	1.79	[6]	1.78	1.79	1.84	1.88	1.86
Net investment income	1.27	[6]	1.22	1.37	1.38	0.86	0.63
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       43

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.55		$19.33	$18.61	$16.57	$14.91	$14.94
Net investment income[2]	0.20		0.42	0.45	0.42	0.31	0.27
Net realized and unrealized gain (loss) on investments	(0.18)		(0.19)	1.47	2.40	1.64	0.01
Total from investment operations	0.02		0.23	1.92	2.82	1.95	0.28
Less distributions
From net investment income	(0.19)		(0.46)	(0.49)	(0.48)	(0.29)	(0.31)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.71)		(1.01)	(1.20)	(0.78)	(0.29)	(0.31)
Net asset value, end of period	$17.86		$18.55	$19.33	$18.61	$16.57	$14.91
Total return (%)[3]	0.16	[4]	1.31	10.80	17.62	13.24	1.84
Ratios and supplemental data
Net assets, end of period (in millions)	$176		$195	$131	$89	$73	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.78	0.79	0.78	0.79	0.75
Expenses including reductions	0.77	[5]	0.77	0.78	0.78	0.79	0.75
Net investment income	2.29	[5]	2.23	2.38	2.44	1.95	1.76
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       44

Class R1 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.62		$19.41	$18.68	$16.63	$14.96	$14.99
Net investment income[2]	0.14		0.30	0.33	0.31	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.17)		(0.20)	1.47	2.40	1.66	0.01
Total from investment operations	(0.03)		0.10	1.80	2.71	1.86	0.17
Less distributions
From net investment income	(0.13)		(0.34)	(0.36)	(0.36)	(0.19)	(0.20)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.65)		(0.89)	(1.07)	(0.66)	(0.19)	(0.20)
Net asset value, end of period	$17.94		$18.62	$19.41	$18.68	$16.63	$14.96
Total return (%)[3]	(0.11	) [4]	0.58	10.10	16.84	12.50	1.14
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$5	$4	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43	[5]	1.44	1.44	1.45	1.48	1.45
Expenses including reductions	1.43	[5]	1.43	1.43	1.45	1.48	1.45
Net investment income	1.63	[5]	1.59	1.73	1.76	1.25	1.05
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       45

Class R2 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$18.53		$19.33	$18.62	$16.58	$16.10
Net investment income[3]	0.16		0.34	0.42	0.38	0.18
Net realized and unrealized gain (loss) on investments	(0.17)		(0.19)	1.45	2.41	0.48
Total from investment operations	(0.01)		0.15	1.87	2.79	0.66
Less distributions
From net investment income	(0.15)		(0.40)	(0.45)	(0.45)	(0.18)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—
Total distributions	(0.67)		(0.95)	(1.16)	(0.75)	(0.18)
Net asset value, end of period	$17.85		$18.53	$19.33	$18.62	$16.58
Total return (%)[4]	0.01	[5]	0.86	10.51	17.39	4.14	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2	$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[7]	1.17	1.02	0.98	0.96	[7]
Expenses including reductions	1.17	[7]	1.17	1.01	0.98	0.96	[7]
Net investment income	1.86	[7]	1.84	2.23	2.17	1.68	[7]
Portfolio turnover (%)	27		49	39	53	65	[8]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       46

Class R3 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.59		$19.38	$18.66	$16.61	$14.93	$14.98
Net investment income[2]	0.15		0.32	0.35	0.33	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.17)		(0.20)	1.46	2.40	1.66	0.01
Total from investment operations	(0.02)		0.12	1.81	2.73	1.88	0.18
Less distributions
From net investment income	(0.14)		(0.36)	(0.38)	(0.38)	(0.20)	(0.23)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.66)		(0.91)	(1.09)	(0.68)	(0.20)	(0.23)
Net asset value, end of period	$17.91		$18.59	$19.38	$18.66	$16.61	$14.93
Total return (%)[3]	(0.06	) [4]	0.69	10.17	16.97	12.69	1.17
Ratios and supplemental data
Net assets, end of period (in millions)	$19		$19	$20	$19	$18	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	[5]	1.33	1.33	1.35	1.36	1.36
Expenses including reductions	1.33	[5]	1.32	1.33	1.35	1.36	1.36
Net investment income	1.73	[5]	1.68	1.84	1.87	1.37	1.13
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       47

Class R4 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.63		$19.41	$18.69	$16.63	$14.95	$14.98
Net investment income[2]	0.19		0.39	0.41	0.40	0.27	0.22
Net realized and unrealized gain (loss) on investments	(0.18)		(0.19)	1.48	2.41	1.66	0.01
Total from investment operations	0.01		0.20	1.89	2.81	1.93	0.23
Less distributions
From net investment income	(0.17)		(0.43)	(0.46)	(0.45)	(0.25)	(0.26)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.69)		(0.98)	(1.17)	(0.75)	(0.25)	(0.26)
Net asset value, end of period	$17.95		$18.63	$19.41	$18.69	$16.63	$14.95
Total return (%)[3]	0.14	[4]	1.15	10.59	17.47	13.01	1.49
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$19	$14	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.04	1.04	1.05	1.06	1.08
Expenses including reductions	0.93	[5]	0.93	0.93	0.95	1.01	1.08
Net investment income	2.12	[5]	2.06	2.20	2.26	1.73	1.41
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       48

Class R5 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.60		$19.39	$18.67	$16.61	$14.94	$14.97
Net investment income[2]	0.20		0.44	0.45	0.44	0.31	0.26
Net realized and unrealized gain (loss) on investments	(0.17)		(0.21)	1.47	2.40	1.65	0.01
Total from investment operations	0.03		0.23	1.92	2.84	1.96	0.27
Less distributions
From net investment income	(0.19)		(0.47)	(0.49)	(0.48)	(0.29)	(0.30)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.71)		(1.02)	(1.20)	(0.78)	(0.29)	(0.30)
Net asset value, end of period	$17.92		$18.60	$19.39	$18.67	$16.61	$14.94
Total return (%)[3]	0.23	[4]	1.30	10.82	17.73	13.27	1.80
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$3	$2	$6	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	[5]	0.73	0.73	0.74	0.76	0.78
Expenses including reductions	0.72	[5]	0.72	0.72	0.74	0.76	0.78
Net investment income	2.34	[5]	2.29	2.41	2.51	1.96	1.71
Portfolio turnover (%)	27		49	39	53	65	67

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       49

Class R6 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$18.56		$19.35	$18.63	$16.58	$14.91	$14.73
Net investment income[3]	0.21		0.44	0.47	0.44	0.32	0.04
Net realized and unrealized gain (loss) on investments	(0.17)		(0.20)	1.47	2.40	1.65	0.18
Total from investment operations	0.04		0.24	1.94	2.84	1.97	0.22
Less distributions
From net investment income	(0.20)		(0.48)	(0.51)	(0.49)	(0.30)	(0.04)
From net realized gain	(0.52)		(0.55)	(0.71)	(0.30)	—	—
Total distributions	(0.72)		(1.03)	(1.22)	(0.79)	(0.30)	(0.04)
Net asset value, end of period	$17.88		$18.56	$19.35	$18.63	$16.58	$14.91
Total return (%)[4]	0.27	[5]	1.38	10.91	17.76	13.35	1.48	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$5	$1	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[7]	0.69	0.69	0.70	0.71	0.73	[7]
Expenses including reductions	0.66	[7]	0.67	0.66	0.70	0.71	0.73	[7]
Net investment income	2.39	[7]	2.34	2.50	2.50	2.02	1.57	[7]
Portfolio turnover (%)	27		49	39	53	65	67	[8]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       50

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income, and preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       51

value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$1,031,986,439	$1,031,985,328	—	$1,111
Preferred securities	3,787,841	3,787,841	—	—
U.S. Government and Agency obligations	142,530,623	—	$142,530,623	—
Foreign government obligations	1,323,329	—	1,323,329	—
Corporate bonds	258,336,276	—	258,336,276	—
Capital preferred securities	3,760,143	—	3,760,143	—
Convertible bonds	438,925	—	438,925	—
Municipal bonds	949,401	—	949,401	—
Term loans	279,661	—	279,661	—
Collateralized mortgage obligations	71,959,331	—	71,959,331	—
Asset backed securities	103,192,036	—	103,192,036	—
Securities lending collateral	4,916,970	4,916,970	—	—
Short-term investments	12,445,991	—	12,445,991	—
Total investments in securities	$1,635,906,966	$1,040,690,139	$595,215,716	$1,111

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       52

discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2016, the fund loaned securities valued at $4,785,812 and received $4,919,835 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       53

basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016 were $1,458. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships, amortization and accretion on debt securities and real estate investment trusts.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund's average daily net assets and (b) 0.550% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       54

amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The waiver expires on February 29, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2016, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$29,073	Class R3	680
Class B	2,209	Class R4	706
Class C	17,777	Class R5	83
Class I	6,573	Class R6	641
Class R1	179	Total	$58,010
Class R2	89

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $9,705 for Class R4 shares for the six months ended April 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,271,194 for the six months ended April 30, 2016. Of this amount, $381,440 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,872,790 was paid as sales commissions to broker-dealers and $16,964 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       55

Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $99, $30,292 and $35,596 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,198,349	$503,995
Class B	303,715	38,239
Class C	2,442,779	308,103
Class I	—	99,919
Class R1	18,448	433
Class R2	6,028	217
Class R3	60,710	1,650
Class R4	33,979	1,715
Class R5	472	201
Class R6	—	453
Total	$4,064,480	$954,925

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,945,969	$122,013,319	14,663,092	$277,705,110
Distributions reinvested	1,657,101	29,318,952	1,883,100	34,664,641
Repurchased	(4,923,599)	(86,379,567)	(7,902,899)	(148,789,320)
Net increase	3,679,471	$64,952,704	8,643,293	$163,580,431
Class B shares
Sold	65,651	$1,147,676	208,825	$3,955,910
Distributions reinvested	109,697	1,939,821	154,837	2,845,331
Repurchased	(569,009)	(9,941,638)	(873,600)	(16,444,345)
Net decrease	(393,661)	($6,854,141)	(509,938)	($9,643,104)

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		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	2,704,045	$47,684,622	7,832,655	$147,880,456
Distributions reinvested	827,621	14,642,440	864,422	15,892,058
Repurchased	(2,383,901)	(41,767,282)	(3,500,954)	(65,803,959)
Net increase	1,147,765	$20,559,780	5,196,123	$97,968,555
Class I shares
Sold	1,638,588	$28,799,066	5,709,262	$107,797,948
Distributions reinvested	339,576	6,001,722	368,729	6,784,463
Repurchased	(2,690,515)	(46,791,014)	(2,302,132)	(43,321,147)
Net increase (decrease)	(712,351)	($11,990,226)	3,775,859	$71,261,264
Class R1 shares
Sold	114,086	$2,055,980	107,842	$2,017,440
Distributions reinvested	6,351	112,853	8,357	154,227
Repurchased	(89,636)	(1,576,050)	(82,876)	(1,574,976)
Net increase	30,801	$592,783	33,323	$596,691
Class R2 shares
Sold	80,684	$1,410,948	90,740	$1,702,004
Distributions reinvested	3,776	66,707	2,394	44,097
Repurchased	(20,217)	(351,200)	(18,313)	(342,073)
Net increase	64,243	$1,126,455	74,821	$1,404,028
Class R3 shares
Sold	77,423	$1,360,516	124,285	$2,353,989
Distributions reinvested	38,951	690,848	50,996	940,594
Repurchased	(90,854)	(1,606,955)	(172,632)	(3,271,119)
Net increase	25,520	$444,409	2,649	$23,464
Class R4 shares
Sold	152,423	$2,679,230	397,606	$7,661,067
Distributions reinvested	40,629	721,560	42,588	786,686
Repurchased	(82,529)	(1,444,728)	(139,423)	(2,637,312)
Net increase	110,523	$1,956,062	300,771	$5,810,441
Class R5 shares
Sold	16,057	$278,471	25,410	$484,619
Distributions reinvested	4,932	87,434	7,665	141,420
Repurchased	(9,687)	(174,829)	(44,467)	(841,799)
Net increase (decrease)	11,302	$191,076	(11,392)	($215,760)
Class R6 shares
Sold	117,504	$2,040,229	300,700	$5,769,516
Distributions reinvested	11,772	208,236	11,418	210,151
Repurchased	(99,927)	(1,709,132)	(78,736)	(1,481,223)
Net increase	29,349	$539,333	233,382	$4,498,444
Total net increase	3,992,962	$71,518,235	17,738,891	$335,284,454

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       57

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $303,518,509 and $240,566,796, respectively, for the six months ended April 30, 2016. Purchases and sales of U.S. Treasury obligations aggregated $154,388,024 and $182,901,853, respectively, for the six months ended April 30, 2016.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       59

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF291526	36SA 4/16 6/16

John Hancock

Fundamental Large Cap Core Fund

(Formerly known as John Hancock Large Cap Equity Fund)

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
28	Notes to financial statements
36	Shareholder meeting
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks were volatile

The stock market was buffeted by shifting outlooks for domestic economic growth and interest rates, disappointing economic growth overseas, and a further plunge in already weak energy prices.

More defensive sectors led the way

Within the fund's benchmark, the broad-based S&P 500 Index, the more defensive telecommunication services and utilities sectors generated strong gains, while information technology stocks declined.

Security selection drove most of the fund's underperformance

Stock picks in the financials and information technology sectors detracted the most versus the benchmark, followed by disappointments from positioning in the consumer discretionary sector.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

Large company stocks could fall out of favor, and value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Emory W. (Sandy) Sanders, Jr., CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the market backdrop for the six months ended April 30, 2016?

It was a roller coaster for investors, but one that ended close to where it started. The market benefited last November and December from easing concerns around China's slowing economic growth as well as from expectations that the U.S. Federal Reserve (Fed) would move slowly in raising interest rates. A further slide in commodity prices and a rout in junk bonds last December rattled investors, but the Fed's decision to inch interest rates higher for the first time in nearly 10 years spurred a late-year rally. Stocks plunged, however, in the first six weeks of the new year as oil prices collapsed to their lowest level in over a decade, global economic growth slowed, and worries surfaced about the uneven pace of the U.S. economic recovery. Fortunately, oil prices started climbing again in mid-February, the U.S. dollar began to weaken, and the government released some encouraging economic data, all of which helped spur a recovery in the market.

How did various sectors within the fund's benchmark, the S&P 500 Index, fare?

As you might expect in this type of choppy environment, there were winners and losers over the period. Not surprisingly, more defensive sectors, including telecommunication services, utilities, and consumer staples, posted some of the strongest gains in the index. Materials and industrials also generated solid returns, benefiting as the dollar began to weaken in the last few months of the period. By contrast, more economically sensitive sectors, including information technology, financials, and consumer discretionary, ended the period with modest declines. Healthcare also posted a modest loss, kept in check by concerns that politicians would propose legislation to cap drug prices.

What was your approach to investing in this volatile environment?

We stayed the course, keeping our long-term focus on financially sound, large-cap companies with competitive advantages and the ability to generate substantial cash flow over sustained periods. We took advantage of opportunities the market gave us to buy the types of higher-quality stocks we look for when they were selling at a discount to our estimate of intrinsic value. This often occurs

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       4

"We took advantage of opportunities the market gave us to buy the types of higher-quality stocks we look for when they were selling at a discount to our estimate of intrinsic value."
when either fundamentals—such as sales growth and profit margins—are temporarily depressed or investor sentiment is weak, as it was at times during this period.

What caused the fund to lag the index this period?

Security selection drove most of the underperformance, with sizable disappointments from the financials and information technology sectors. Financials, a large portfolio overweight, hurt the most. Among the biggest individual detractors here was Citigroup, Inc., a diversified bank with significant international exposure. Its stock slid as investors worried about the impact slowing global growth, declining oil prices, and low interest rates would have on its business. As oil prices began to rally in mid-February, the dollar weakened and U.S. economic data looked better, Citigroup began to recover some of its earlier losses, but still ended the period with a decline.

Which other financials sector stocks detracted?

Bank of America Corp., another top position, also saw its stock hindered by slowing global economic growth. In addition, continued low interest rates hurt the company's net interest margins—the difference between what it earns on loans and pays out on deposits. We thought the stock looked undervalued and believed the bank's recent cost-cutting initiatives could aid future earnings growth. An investment in multiline insurer American International Group, Inc. was another detractor, as continued low interest rates and the slow pace of the company's turnaround pressured

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Amazon.com, Inc.	5.9
Citigroup, Inc.	4.9
Facebook, Inc., Class A	4.7
Apple, Inc.	4.6
Bank of America Corp.	4.5
JPMorgan Chase & Co.	4.4
Lennar Corp., Class A	3.0
American International Group, Inc.	2.8
Ralph Lauren Corp.	2.6
Alphabet, Inc., Class A	2.6
TOTAL	40.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       5

"Security selection drove most of the underperformance, with sizable disappointments from the financials and information technology sectors."
the stock's return. All three of these positions were significant overweights and among the fund's top ten holdings at period end.

Where else did the fund lose ground?

In technology, professional networking site LinkedIn Corp. did the most damage. The stock collapsed in February when the company gave a lower-than-expected revenue outlook for its advertising business. In late April, LinkedIn reported better-than-anticipated financial results for the first quarter; however, the stock still ended the period with a substantial loss. In consumer discretionary, disappointments included premium mattress company Tempur Sealy International, Inc. Year-end profit taking and renewed recession fears that kept consumers from making big ticket purchases led to modestly lower-than-expected first-quarter sales growth for Tempur Sealy, causing the stock to slide. Both LinkedIn and Tempur Sealy were out-of-index positions. Another detractor was fashion apparel and home goods company Ralph Lauren Corp. Its stock was pressured by both investor impatience with the new CEO's efforts to turn the business around and warm winter weather that hampered sales.

Where did the fund gain ground versus the index?

A sizable underweight in healthcare, where many stocks seemed to us to be overvalued, and security selection in energy gave a modest boost to relative performance. The biggest individual contributors, however, came from other sectors. They included social networking company Facebook, Inc., a top ten holding and sizable overweight in the tech sector. Its stock rallied as the company grew advertising revenues on mobile devices. In consumer discretionary, e-commerce giant Amazon.com, Inc. was another strong contributor, benefiting from increased financial disclosure, fast growth in its cloud computing business, and continued dominance in online retail. Another standout here was Germany-based athletic apparel company Adidas AG, a small, out-of-index position. Its shares rose as the company's turnaround efforts led to better-than-expected first-quarter financial results. The appointment of a new, well-regarded CEO in January fueled added gains. We locked in profits and eliminated Adidas from the portfolio before period end.

How was the fund positioned at the end of the period?

In light of expectations for slowly improving U.S. economic growth, we've maintained an economically sensitive bias in the portfolio, with sizable overweights in financials, where we think many companies stand to benefit from higher interest rates, and consumer discretionary, where

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       6

we've favored companies with exposure to the U.S. housing recovery. In addition, the fund has a significant—albeit reduced—stake in information technology, which is now roughly in line with that of the benchmark. These three sectors account for a sizable majority of the fund's assets at period end.

MANAGED BY

Emory W. (Sandy) Sanders, Jr., CFA On the fund since 2011 Investing since 1997
Jonathan White, CFA On the fund since 2015 Investing since 1997

The views expressed in this report are exclusively those of Emory W. (Sandy) Sanders, Jr., CFA, John Hancock Asset Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-5.57	7.32	7.77	-9.31	42.36	111.24
Class B	-6.19	7.32	7.67	-9.56	42.37	109.46
Class C	-2.30	7.61	7.51	-5.80	44.33	106.21
Class I1	-0.32	8.75	8.70	-4.38	52.14	130.32
Class R1[1,2]	-0.98	8.04	7.91	-4.72	47.23	114.16
Class R2[1,2]	-0.71	8.38	8.29	-4.58	49.56	121.76
Class R3[1,2]	-0.86	8.14	8.00	-4.64	47.91	115.97
Class R4[1,2]	-0.48	8.55	8.36	-4.47	50.70	123.24
Class R5[1,2]	-0.27	8.79	8.65	-4.38	52.37	129.22
Class R6[1,2]	-0.21	8.85	8.78	-4.32	52.80	131.93
Index†	1.21	11.02	6.91	0.43	68.63	95.01

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.05	1.80	1.80	0.79	1.44	1.19	1.34	1.04	0.74	0.70
Net (%)	1.05	1.80	1.80	0.78	1.44	1.19	1.34	0.94	0.74	0.68

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-06	20,946	20,946	19,501
Class C3	4-30-06	20,621	20,621	19,501
Class I1	4-30-06	23,032	23,032	19,501
Class R1[1,2]	4-30-06	21,416	21,416	19,501
Class R2[1,2]	4-30-06	22,176	22,176	19,501
Class R3[1,2]	4-30-06	21,597	21,597	19,501
Class R4[1,2]	4-30-06	22,324	22,324	19,501
Class R5[1,2]	4-30-06	22,922	22,922	19,501
Class R6[1,2]	4-30-06	23,193	23,193	19,501

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R2, and Class R6 shares, as applicable.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$954.70	$5.05	1.04%
Class B	1,000.00	951.40	8.68	1.79%
Class C	1,000.00	951.30	8.68	1.79%
Class I	1,000.00	956.20	3.79	0.78%
Class R1	1,000.00	952.80	6.94	1.43%
Class R2	1,000.00	954.20	5.73	1.18%
Class R3	1,000.00	953.60	6.41	1.32%
Class R4	1,000.00	955.30	4.52	0.93%
Class R5	1,000.00	956.20	3.55	0.73%
Class R6	1,000.00	956.80	3.26	0.67%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.70	$5.22	1.04%
Class B	1,000.00	1,016.00	8.97	1.79%
Class C	1,000.00	1,016.00	8.97	1.79%
Class I	1,000.00	1,021.00	3.92	0.78%
Class R1	1,000.00	1,017.80	7.17	1.43%
Class R2	1,000.00	1,019.00	5.92	1.18%
Class R3	1,000.00	1,018.30	6.62	1.32%
Class R4	1,000.00	1,020.20	4.67	0.93%
Class R5	1,000.00	1,021.20	3.67	0.73%
Class R6	1,000.00	1,021.50	3.37	0.67%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 97.7%		$3,667,683,015
(Cost $3,158,848,566)
Consumer discretionary 20.5%		769,349,577
Household durables 7.6%
Lennar Corp., Class A	2,474,684	112,127,935
NVR, Inc. (I)	55,334	91,925,821
Tempur Sealy International, Inc. (I)	1,316,127	79,849,425
Internet and catalog retail 5.9%
Amazon.com, Inc. (I)	336,787	222,141,336
Specialty retail 4.4%
CarMax, Inc. (I)	1,523,831	80,686,851
Lowe's Companies, Inc.	1,112,346	84,560,543
Textiles, apparel and luxury goods 2.6%
Ralph Lauren Corp.	1,052,008	98,057,666
Consumer staples 7.4%		276,811,628
Beverages 2.9%
Diageo PLC, ADR	398,436	43,162,572
PepsiCo, Inc.	625,447	64,396,023
Food products 2.9%
Danone SA	907,055	63,551,353
Mead Johnson Nutrition Company	509,703	44,420,616
Household products 1.6%
The Procter & Gamble Company	764,866	61,281,064
Energy 6.4%		241,336,192
Energy equipment and services 2.4%
Schlumberger, Ltd.	1,118,486	89,859,165
Oil, gas and consumable fuels 4.0%
Apache Corp.	585,073	31,827,971
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	294,830	30,125,729
Exxon Mobil Corp.	365,547	32,314,355
Occidental Petroleum Corp.	746,301	57,203,972
Financials 26.5%		996,231,361
Banks 14.8%
Bank of America Corp.	11,607,795	169,009,495
CIT Group, Inc.	198,936	6,877,218
Citigroup, Inc.	3,935,113	182,117,030
JPMorgan Chase & Co.	2,588,898	163,618,354
Wells Fargo & Company	722,090	36,090,058

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       12

	Shares	Value
Financials (continued)
Capital markets 7.1%
BlackRock, Inc.	181,540	$64,688,148
Morgan Stanley	1,790,305	48,445,653
T. Rowe Price Group, Inc.	794,923	59,849,753
The Goldman Sachs Group, Inc.	562,810	92,362,749
Consumer finance 1.0%
American Express Company	600,961	39,320,878
Insurance 3.6%
American International Group, Inc.	1,896,371	105,855,429
Prudential Financial, Inc.	360,595	27,996,596
Health care 6.5%		245,674,951
Biotechnology 2.0%
Amgen, Inc.	463,743	73,410,517
Health care equipment and supplies 1.6%
Medtronic PLC	779,502	61,697,583
Pharmaceuticals 2.9%
Merck & Company, Inc.	1,129,528	61,943,316
Novartis AG, ADR	640,036	48,623,535
Industrials 10.1%		377,323,061
Aerospace and defense 1.7%
United Technologies Corp.	598,993	62,516,899
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	474,031	49,806,437
Industrial conglomerates 3.3%
Danaher Corp.	557,053	53,894,878
General Electric Company	2,221,422	68,308,727
Machinery 1.0%
Caterpillar, Inc.	494,727	38,450,182
Professional services 1.8%
IHS, Inc., Class A (I)	551,559	67,941,038
Trading companies and distributors 1.0%
United Rentals, Inc. (I)	543,925	36,404,900
Information technology 20.3%		760,956,245
Communications equipment 1.9%
Cisco Systems, Inc.	2,651,364	72,885,996
Internet software and services 10.5%
Alphabet, Inc., Class A (I)	135,782	96,117,362
Alphabet, Inc., Class C (I)	113,533	78,679,504
Facebook, Inc., Class A (I)	1,514,584	178,084,787
LinkedIn Corp., Class A (I)	313,472	39,281,176

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       13

			Shares	Value
Information technology (continued)
IT services 1.0%
Visa, Inc., Class A			484,968	$37,458,928
Semiconductors and semiconductor equipment 1.4%
QUALCOMM, Inc.			1,008,322	50,940,427
Software 0.9%
Oracle Corp.			842,791	33,593,649
Technology hardware, storage and peripherals 4.6%
Apple, Inc.			1,855,285	173,914,416
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$82,803,937
(Cost $82,803,937)
U.S. Government Agency 0.3%				11,296,937
Federal Home Loan Bank Discount Note	0.200	05-02-16	11,297,000	11,296,937
			Par value^	Value
Repurchase agreement 1.9%				71,507,000
Barclays Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $70,042,634 on 5-2-16, collateralized by $71,381,500 U.S. Treasury Floating Rate Notes, 0.327% - 0.334% due 1-31-17 to 7-31-17 (valued at $71,443,526, including interest)			70,041,000	$70,041,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $1,466,004 on 5-2-16, collateralized by $1,510,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $1,496,788, including interest)			1,466,000	1,466,000
Total investments (Cost $3,241,652,503)† 99.9%				$3,750,486,952
Other assets and liabilities, net 0.1%				$2,841,908
Total net assets 100.0%				$3,753,328,860

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $3,246,310,031. Net unrealized appreciation aggregated to $504,176,921, of which $609,667,529 related to appreciated investment securities and $105,490,608 related to depreciated investment securities.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $3,241,652,503)	$3,750,486,952
Cash	25
Receivable for fund shares sold	7,535,258
Dividends and interest receivable	4,043,641
Other receivables and prepaid expenses	149,535
Total assets	3,762,215,411
Liabilities
Payable for fund shares repurchased	5,637,841
Payable to affiliates
Accounting and legal services fees	50,292
Transfer agent fees	371,746
Distribution and service fees	607,973
Trustees' fees	2,403
Investment management fees	1,894,725
Other liabilities and accrued expenses	321,571
Total liabilities	8,886,551
Net assets	$3,753,328,860
Net assets consist of
Paid-in capital	$3,251,709,481
Undistributed net investment income	8,291,850
Accumulated net realized gain (loss) on investments and foreign currency transactions	(15,506,952)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	508,834,481
Net assets	$3,753,328,860

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,549,148,067 ÷ 38,391,470 shares)[1]	$40.35
Class B ($50,507,024 ÷ 1,379,687 shares)[1]	$36.61
Class C ($299,107,835 ÷ 8,172,183 shares)[1]	$36.60
Class I ($1,828,708,332 ÷ 43,617,082 shares)	$41.93
Class R1 ($7,538,926 ÷ 181,999 shares)	$41.42
Class R2 ($2,308,956 ÷ 55,214 shares)	$41.82
Class R3 ($1,478,120 ÷ 35,610 shares)	$41.51
Class R4 ($2,665,734 ÷ 63,847 shares)	$41.75
Class R5 ($1,808,769 ÷ 43,084 shares)	$41.98
Class R6 ($10,057,097 ÷ 239,588 shares)	$41.98
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$42.47

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$29,103,749
Interest	92,232
Less foreign taxes withheld	(260,937)
Total investment income	28,935,044
Expenses
Investment management fees	11,299,990
Distribution and service fees	3,711,448
Accounting and legal services fees	340,635
Transfer agent fees	2,148,484
Trustees' fees	25,660
State registration fees	92,700
Printing and postage	124,923
Professional fees	80,335
Custodian fees	214,946
Registration and filing fees	14,094
Other	70,010
Total expenses	18,123,225
Less expense reductions	(134,852)
Net expenses	17,988,373
Net investment income	10,946,671
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(10,848,567)
(10,848,567)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(170,014,668)
(170,014,668)
Net realized and unrealized loss	(180,863,235)
Decrease in net assets from operations	($169,916,564)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$10,946,671	$12,803,294
Net realized gain (loss)	(10,848,567)	195,202,516
Change in net unrealized appreciation (depreciation)	(170,014,668)	66,983,214
Increase (decrease) in net assets resulting from operations	(169,916,564)	274,989,024
Distributions to shareholders
From net investment income
Class A	(4,455,241)	(4,931,300)
Class I	(9,072,382)	(4,719,103)
Class R1	—	(44)
Class R2	(3,293)	(3,536)
Class R3	(374)	(979)
Class R4	(9,966)	(10,908)
Class R5	(9,796)	(10,830)
Class R6	(55,252)	(25,718)
From net realized gain
Class A	(19,320,886)	—
Class B	(812,375)	—
Class C	(4,129,421)	—
Class I	(20,951,916)	—
Class R1	(86,556)	—
Class R2	(25,448)	—
Class R3	(17,853)	—
Class R4	(32,137)	—
Class R5	(21,543)	—
Class R6	(109,344)	—
Total distributions	(59,113,783)	(9,702,418)
From fund share transactions	108,588,200	737,313,470
Issued in reorganization	52,226,666	—
Total from fund share transactions	160,814,866	—
Total increase (decrease)	(68,215,481)	1,002,600,076
Net assets
Beginning of period	3,821,544,341	2,818,944,265
End of period	$3,753,328,860	$3,821,544,341
Undistributed net investment income	$8,291,850	$10,951,483

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       17

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$42.89		$39.44	$34.92	$27.52	$24.14	$24.60
Net investment income[2]	0.11		0.16	0.16	0.26	0.19	0.06
Net realized and unrealized gain (loss) on investments	(2.02)		3.42	4.56	7.40	3.20	(0.22)
Total from investment operations	(1.91)		3.58	4.72	7.66	3.39	(0.16)
Less distributions
From net investment income	(0.12)		(0.13)	(0.20)	(0.26)	(0.01)	(0.30)
From net realized gain	(0.51)		—	—	—	—	—
Total distributions	(0.63)		(0.13)	(0.20)	(0.26)	(0.01)	(0.30)
Net asset value, end of period	$40.35		$42.89	$39.44	$34.92	$27.52	$24.14
Total return (%)[3,4]	(4.53	) [5]	9.11	13.59	28.07	14.07	(0.73)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,549		$1,629	$1,541	$1,044	$943	$1,355
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	1.05	1.06	1.10	1.14	1.12
Expenses including reductions	1.04	[6]	1.04	1.06	1.10	1.14	1.12
Net investment income	0.55	[6]	0.40	0.43	0.83	0.74	0.24
Portfolio turnover (%)	5	[7]	22	21 [7]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       18

Class B Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$38.99		$36.01	$31.94	$25.20	$22.25	$22.71
Net investment income (loss)[2]	(0.04)		(0.13)	(0.11)	0.02	(0.01)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.83)		3.11	4.18	6.79	2.96	(0.22)
Total from investment operations	(1.87)		2.98	4.07	6.81	2.95	(0.34)
Less distributions
From net investment income	—		—	—	(0.07)	—	(0.12)
From net realized gain	(0.51)		—	—	—	—	—
Total Distributions	(0.51)		—	—	(0.07)	—	(0.12)
Net asset value, end of period	$36.61		$38.99	$36.01	$31.94	$25.20	$22.25
Total return (%)[3,4]	(4.86	) [5]	8.28	12.74	27.07	13.26	(1.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$51		$65	$79	$74	$69	$80
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[6]	1.80	1.81	1.86	1.89	1.87
Expenses including reductions	1.79	[6]	1.79	1.81	1.85	1.89	1.87
Net investment income (loss)	(0.20	) [6]	(0.34)	(0.31)	0.08	(0.04)	(0.51)
Portfolio turnover (%)	5	[7]	22	21 [7]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       19

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$38.98		$36.00	$31.93	$25.19	$22.25	$22.70
Net investment income (loss)[2]	(0.04)		(0.13)	(0.11)	0.02	(0.01)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.83)		3.11	4.18	6.79	2.95	(0.21)
Total from investment operations	(1.87)		2.98	4.07	6.81	2.94	(0.33)
Less distributions
From net investment income	—		—	—	(0.07)	—	(0.12)
From net realized gain	(0.51)		—	—	—	—	—
Total Distributions	(0.51)		—	—	(0.07)	—	(0.12)
Net asset value, end of period	$36.60		$38.98	$36.00	$31.93	$25.19	$22.25
Total return (%)[3,4]	(4.87	) [5]	8.28	12.75	27.08	13.21	(1.48)
Ratios and supplemental data
Net assets, end of period (in millions)	$299		$314	$300	$267	$235	$313
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[6]	1.80	1.81	1.85	1.89	1.87
Expenses including reductions	1.79	[6]	1.79	1.81	1.85	1.89	1.87
Net investment income (loss)	(0.20	) [6]	(0.35)	(0.32)	0.07	(0.03)	(0.51)
Portfolio turnover (%)	5	[7]	22	21 [7]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       20

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$44.58		$40.97	$36.28	$28.58	$25.00	$25.46
Net investment income[2]	0.17		0.27	0.26	0.35	0.29	0.15
Net realized and unrealized gain (loss) on investments	(2.09)		3.55	4.75	7.70	3.32	(0.23)
Total from investment operations	(1.92)		3.82	5.01	8.05	3.61	(0.08)
Less distributions
From net investment income	(0.22)		(0.21)	(0.32)	(0.35)	(0.03)	(0.38)
From net realized gain	(0.51)		—	—	—	—	—
Total distributions	(0.73)		(0.21)	(0.32)	(0.35)	(0.03)	(0.38)
Net asset value, end of period	$41.93		$44.58	$40.97	$36.28	$28.58	$25.00
Total return (%)[3]	(4.38	) [4]	9.40	13.90	28.45	14.45	(0.38)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,829		$1,789	$880	$428	$226	$347
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[5]	0.79	0.80	0.80	0.80	0.76
Expenses including reductions	0.78	[5]	0.78	0.79	0.80	0.80	0.76
Net investment income	0.81	[5]	0.65	0.68	1.09	1.08	0.59
Portfolio turnover (%)	5	[6]	22	21 [6]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

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SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       21

Class R1 Shares Period ended	4-30-16	[1]	10-31-15		10-31-14	10-31-13	10-31-12		10-31-11
Per share operating performance
Net asset value, beginning of period	$43.98		$40.47		$35.85	$28.26	$24.85		$25.34
Net investment income (loss)[2]	0.03		0.01		0.02	0.15	0.10		(0.03)
Net realized and unrealized gain (loss) on investments	(2.08)		3.50		4.69	7.62	3.31		(0.23)
Total from investment operations	(2.05)		3.51		4.71	7.77	3.41		(0.26)
Less distributions
From net investment income	—		—	[3]	(0.09)	(0.18)	—	[3]	(0.23)
From net realized gain	(0.51)		—		—	—	—		—
Total distributions	(0.51)		—	[3]	(0.09)	(0.18)	—	[3]	(0.23)
Net asset value, end of period	$41.42		$43.98		$40.47	$35.85	$28.26		$24.85
Total return (%)[4]	(4.72	) [5]	8.67		13.18	27.63	13.73		(1.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$7		$7	$8	$7		$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44	[6]	1.44		1.45	1.44	1.45		1.45
Expenses including reductions	1.43	[6]	1.43		1.44	1.43	1.45		1.45
Net investment income (loss)	0.16	[6]	0.01		0.06	0.48	0.38		(0.13)
Portfolio turnover (%)	5	[7]	22		21 [7]	31	108		59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       22

Class R2 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$44.40		$40.84	$36.22	$28.56	$26.69
Net investment income[3]	0.09		0.11	0.11	0.25	0.11
Net realized and unrealized gain (loss) on investments	(2.10)		3.53	4.74	7.71	1.76
Total from investment operations	(2.01)		3.64	4.85	7.96	1.87
Less distributions
From net investment income	(0.06)		(0.08)	(0.23)	(0.30)	—
From net realized gain	(0.51)		—	—	—	—
Total distributions	(0.57)		(0.08)	(0.23)	(0.30)	—
Net asset value, end of period	$41.82		$44.40	$40.84	$36.22	$28.56
Total return (%)[4]	(4.58	) [5]	8.95	13.46	28.13	7.01	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[7]	1.19	1.19	1.07	0.97	[7]
Expenses including reductions	1.18	[7]	1.18	1.18	1.06	0.97	[7]
Net investment income	0.42	[7]	0.25	0.28	0.76	0.58	[7]
Portfolio turnover (%)	5	[8]	22	21 [8]	31	108	[9]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       23

Class R3 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$44.05		$40.52	$35.90	$28.30	$24.87	$25.34
Net investment income (loss)[2]	0.06		0.05	0.06	0.18	0.12	(0.02)
Net realized and unrealized gain (loss) on investments	(2.08)		3.51	4.69	7.61	3.32	(0.22)
Total from investment operations	(2.02)		3.56	4.75	7.79	3.44	(0.24)
Less distributions
From net investment income	(0.01)		(0.03)	(0.13)	(0.19)	(0.01)	(0.23)
From net realized gain	(0.51)		—	—	—	—	—
Total distributions	(0.52)		(0.03)	(0.13)	(0.19)	(0.01)	(0.23)
Net asset value, end of period	$41.51		$44.05	$40.52	$35.90	$28.30	$24.87
Total return (%)[3]	(4.64	) [4]	8.80	13.26	27.70	13.82	(1.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$1	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	[5]	1.32	1.35	1.36	1.37	1.38
Expenses including reductions	1.32	[5]	1.32	1.34	1.36	1.37	1.38
Net investment income (loss)	0.28	[5]	0.12	0.16	0.56	0.47	(0.06)
Portfolio turnover (%)	5	[6]	22	21 [6]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       24

Class R4 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$44.37		$40.80	$36.12	$28.47	$24.94	$25.38
Net investment income[2]	0.14		0.22	0.21	0.29	0.21	0.08
Net realized and unrealized gain (loss) on investments	(2.09)		3.52	4.73	7.66	3.34	(0.24)
Total from investment operations	(1.95)		3.74	4.94	7.95	3.55	(0.16)
Less distributions
From net investment income	(0.16)		(0.17)	(0.26)	(0.30)	(0.02)	(0.28)
From net realized gain	(0.51)		—	—	—	—	—
Total distributions	(0.67)		(0.17)	(0.26)	(0.30)	(0.02)	(0.28)
Net asset value, end of period	$41.75		$44.37	$40.80	$36.12	$28.47	$24.94
Total return (%)[3]	(4.47	) [4]	9.21	13.76	28.19	14.23	(0.70)
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$3	$2	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[6]	1.04	1.05	1.06	1.07	1.06
Expenses including reductions	0.93	[6]	0.93	0.94	0.95	1.03	1.06
Net investment income	0.66	[6]	0.51	0.54	0.90	0.78	0.30
Portfolio turnover (%)	5	[7]	22	21 [7]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R5 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$44.64		$41.03	$36.31	$28.61	$25.01	$25.44
Net investment income[2]	0.18		0.30	0.29	0.37	0.29	0.16
Net realized and unrealized gain (loss) on investments	(2.10)		3.54	4.75	7.69	3.34	(0.24)
Total from investment operations	(1.92)		3.84	5.04	8.06	3.63	(0.08)
Less distributions
From net investment income	(0.23)		(0.23)	(0.32)	(0.36)	(0.03)	(0.35)
From net realized gain	(0.51)		—	—	—	—	—
Total distributions	(0.74)		(0.23)	(0.32)	(0.36)	(0.03)	(0.35)
Net asset value, end of period	$41.98		$44.64	$41.03	$36.31	$28.61	$25.01
Total return (%)[3]	(4.38	) [4]	9.44	13.96	28.47	14.52	(0.38)
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	[5]	0.74	0.75	0.76	0.76	0.74
Expenses including reductions	0.73	[5]	0.73	0.74	0.76	0.76	0.74
Net investment income	0.86	[5]	0.71	0.74	1.14	1.08	0.59
Portfolio turnover (%)	5	[6]	22	21 [6]	31	108	59

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$44.64		$41.04	$36.33	$28.61	$25.00	$24.67
Net investment income[3]	0.19		0.31	0.32	0.38	0.29	0.02
Net realized and unrealized gain (loss) on investments	(2.09)		3.55	4.74	7.70	3.35	0.31
Total from investment operations	(1.90)		3.86	5.06	8.08	3.64	0.33
Less distributions
From net investment income	(0.25)		(0.26)	(0.35)	(0.36)	(0.03)	—
From net realized gain	(0.51)		—	—	—	—	—
Total distributions	(0.76)		(0.26)	(0.35)	(0.36)	(0.03)	—
Net asset value, end of period	$41.98		$44.64	$41.04	$36.33	$28.61	$25.00
Total return (%)[4]	(4.32	) [5]	9.49	14.02	28.56	14.57	1.34	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$10		$10	$4	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	[7]	0.70	0.70	0.72	0.72	0.75	[7]
Expenses including reductions	0.67	[7]	0.68	0.68	0.71	0.72	0.75	[7]
Net investment income	0.92	[7]	0.74	0.82	1.17	1.10	0.47	[7]
Portfolio turnover (%)	5	[8]	22	21 [8]	31	108	59	[9]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund, formerly John Hancock Large Cap Equity Fund, (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of Assets and Liabilities. Class A and Class C are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Effective March 1, 2016, John Hancock Large Cap Equity Fund changed its name to John Hancock Fundamental Large Cap Core Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

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own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$769,349,577	$769,349,577	—	—
Consumer staples	276,811,628	213,260,275	$63,551,353	—
Energy	241,336,192	241,331,192	—	$5,000
Financials	996,231,361	996,231,361	—	—
Health care	245,674,951	245,674,951	—	—
Industrials	377,323,061	377,323,061	—	—
Information technology	760,956,245	760,956,245	—	—
Short-term investments	82,803,937	—	82,803,937	—
Total investments in securities	$3,750,486,952	$3,604,126,662	$146,355,290	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs),

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       29

accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $2,462. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sale loss deferrals.

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Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: a) 0.625% of the first $3 billion of the fund's average daily net assets; and b) 0.600% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse a portion of the fund's total operating expenses for Class B, Class C, and Class I shares of the fund to the extent they exceed 1.82%, 1.82%, and 0.78%, respectively, of the average annual net assets (on an annualized basis) attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation, indemnification expenses and other extraordinary expenses, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 28, 2017, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares. This waiver expires on February 28, 2017, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at the time.

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For the six months ended April 30, 2016, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$55,664	Class R3	$51
Class B	2,035	Class R4	96
Class C	10,780	Class R5	65
Class I	63,345	Class R6	1,154
Class R1	262	Total	$133,532
Class R2	80

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,320 for Class R4 shares for the six months ended April 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,874,340 for the six months ended April 30, 2016. Of this amount, $303,478 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,529,763 was paid as sales commissions to broker-dealers and $41,099 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

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connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $4,094, $13,605 and $11,194 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,910,426	$962,367
Class B	279,443	35,113
Class C	1,479,744	186,357
Class I	—	962,490
Class R1	26,959	634
Class R2	5,461	194
Class R3	4,462	124
Class R4	4,508	233
Class R5	445	156
Class R6	—	816
Total	$3,711,448	$2,148,484

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,302,585	$132,714,460	5,331,050	$216,552,709
Issued in reorganization (Note 8)	205,559	7,416,669	—	—
Distributions reinvested	538,679	22,780,744	123,920	4,694,103
Repurchased	(3,639,150)	(144,513,894)	(6,541,933)	(264,308,079)
Net increase (decrease)	407,673	$18,397,979	(1,086,963)	($43,061,267)
Class B shares
Sold	25,797	$952,244	33,038	$1,218,443
Distributions reinvested	18,861	725,769	—	—
Repurchased	(326,144)	(11,692,478)	(559,213)	(20,688,765)
Net decrease	(281,486)	($10,014,465)	(526,175)	($19,470,322)

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		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	739,053	$27,050,289	947,319	$35,082,094
Distributions reinvested	84,172	3,238,094	—	—
Repurchased	(693,633)	(24,856,845)	(1,235,467)	(45,747,853)
Net increase (decrease)	129,592	$5,431,538	(288,148)	($10,665,759)
Class I shares
Sold	8,171,428	$340,020,408	24,829,033	$1,067,298,071
Issued in reorganization (Note 8)	1,196,021	44,809,997	—	—
Distributions reinvested	112,899	4,956,256	34,987	1,374,627
Repurchased	(5,998,457)	(244,976,470)	(6,214,093)	(262,226,360)
Net increase	3,481,891	$144,810,191	18,649,927	$806,446,338
Class R1 shares
Sold	55,420	$2,265,841	62,841	$2,595,572
Distributions reinvested	765	33,275	1	26
Repurchased	(41,520)	(1,699,616)	(79,375)	(3,304,221)
Net increase (decrease)	14,665	$599,500	(16,533)	($708,623)
Class R2 shares
Sold	15,202	$605,335	31,930	$1,317,216
Distributions reinvested	555	24,342	42	1,653
Repurchased	(9,515)	(386,241)	(24,653)	(1,041,295)
Net increase	6,242	$243,436	7,319	$277,574
Class R3 shares
Sold	10,358	$403,128	16,395	$684,171
Distributions reinvested	419	18,227	25	979
Repurchased	(11,402)	(476,012)	(9,287)	(394,883)
Net increase (decrease)	(625)	($54,657)	7,133	$290,267
Class R4 shares
Sold	3,906	$161,293	10,145	$431,021
Distributions reinvested	963	42,103	279	10,908
Repurchased	(3,800)	(157,844)	(13,061)	(560,344)
Net increase (decrease)	1,069	$45,552	(2,637)	($118,415)
Class R5 shares
Sold	12,411	$543,183	5,613	$239,134
Distributions reinvested	713	31,339	275	10,830
Repurchased	(7,189)	(293,034)	(15,422)	(640,384)
Net increase (decrease)	5,935	$281,488	(9,534)	($390,420)
Class R6 shares
Sold	27,551	$1,112,039	131,697	$5,462,965
Distributions reinvested	3,747	164,596	628	24,669
Repurchased	(5,040)	(202,331)	(18,480)	(773,537)
Net increase	26,258	$1,074,304	113,845	$4,714,097
Total net increase	3,791,214	$160,814,866	16,848,234	$737,313,470

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       34

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $271,238,160 and $179,168,927, respectively, for the six months ended April 30, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Reorganization

On January 19, 2016, the shareholders of John Hancock Funds II Fundamental Large Cap Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Large Cap Equity Fund (the Fund and the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Funds's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 5, 2016. The following outlines the reorganization:

Acquiring fund	Acquired fund	Acquired net asset value of the acquired fund	Appreciation of the acquired fund investment	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Large Cap Equity Fund	Fundamental Large Cap Core Fund	$52,226,666	$1,156,489	3,984,629	1,401,580	$3,310,447,915	$3,362,674,581

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund's Statement of operations at April 30, 2016. See Note 5 for capital shares issued in connection with the above referenced reorganization.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       35

Special shareholder meeting

The fund held a Special Meeting of Shareholders on January 19, 2016. The following proposal was considered by the shareholders:

Proposal: Approve an Agreement and Plan of Reorganization between John Hancock Fundamental Large Cap Core Fund and John Hancock Large Cap Equity Fund.

FOR	AGAINST	ABSTAIN
1,696,727.6361	37,845.0163	221,250.1616

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       36

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292061	50SA 4/16 6/16

John Hancock

Seaport Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for international equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum, but finished the period with modest losses. Aggressive economic stimulus measures from central banks in the eurozone and Japan provided a key source of support.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
28	Financial highlights
33	Notes to financial statements
44	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities finished with a negative return

Concerns about the global growth outlook and U.S. Federal Reserve policy led to poor performance for stocks from the beginning of the period through mid-February.

The fund underperformed its benchmark

The fund's short positions added value, but not enough to offset the weakness in its long positions.

Individual stock selection detracted

Although sector allocations added slightly to performance, the positive impact was more than outweighed by individual stock selection.

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

Common stocks	107.6
Health care	35.0
Information technology	27.3
Financials	21.5
Consumer discretionary	8.7
Industrials	8.5
Consumer staples	2.8
Materials	2.0
Energy	1.5
Telecommunication services	0.3
Exchange-traded funds	0.7
Corporate bonds	0.5
Purchased options	0.2
Investments sold short	-51.9
Other assets and liabilities, net	42.9
TOTAL	100.0
As a percentage of net assets.

A note about risks

Leveraging, short positions, and a non-diversified portfolio focused in a few sectors greatly amplify the risk of potential loss and can increase costs. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Using derivatives may result in a leveraged portfolio. Leveraging increases a fund's losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A non-diversified portfolio holds a limited number of securities, making it vulnerable to events affecting a single issuer. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Exchange-traded funds reflect the risks inherent in their underlying securities, including liquidity risk. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments diversified across sectors. Actively trading securities can increase transaction costs and taxable distributions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       3

Discussion of fund performance

From the Investment Management Team
Wellington Management Company LLP

How would you describe the market environment of the past six months?

The global equity markets closed the six-month reporting period below the break-even mark, as measured by the loss of 0.74% for the fund's benchmark, the MSCI World Index. The final return number belies the high level of volatility that occurred from the beginning of November through the middle of February. During this interval, stocks fell sharply due to the unfavorable combination of slowing global growth, falling commodity prices, and concerns that the U.S. Federal Reserve (Fed) was poised to raise interest rates several times in 2016.

This backdrop changed for the better in dramatic fashion during February, sparking a meaningful rally in the world stock markets. The Bank of Japan cut interest rates below zero, and the European Central Bank (ECB) announced it would move rates further into negative territory. The Fed, for its part, made a series of statements indicating it would maintain its gradual, data-dependent approach to interest-rate policy. These developments, in conjunction with a stabilization of global economic data, enabled the major stock indexes to recover almost all of the losses they experienced in the first half of the period.

In terms of the sectors most relevant to the fund, technology, healthcare, and financial stocks all trailed the broader index. The growth-oriented technology and healthcare sectors both lagged at a time in which investors gravitated to more defensive areas of the market, such as utilities and consumer staples. Financials also underperformed due to concerns about the impact that falling bond yields would have on the earnings of banks and insurance companies.

Can you review yourinvestment approach?

We use a multifaceted approach with allocations among four long/short strategies: diversified equity (targeted at 35% of assets), healthcare (25%), financials (20%), and technology (20%). We seek to identify the most attractive individual stocks within each of these segments while offsetting some of the impact of broader market performance through short positions in broad-based exchange-traded funds (ETFs). We believe this strategy, which combines the insight and expertise of multiple investment teams in a single portfolio, enables us to capitalize on multiple sources of potential return without relying on rising market prices to drive returns.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       4

"Among the four segments of the fund, the portfolio of financial stocks experienced the largest decline during the past six months ..."

What factors helped and hurt the fund's performance?

Among the four segments of the fund, the portfolio of financial stocks experienced the largest decline for the past six months, followed by the healthcare and diversified equity strategies. The returns of the technology portfolio were roughly flat.

Overall, the modest contribution from the fund's short positions was not enough to make up for the negative return of the long portfolio. Relative to the benchmark, the fund's overweight in the healthcare sector—together with stock selection in the group—was a headwind. Underweight positions in the consumer staples and materials sectors, together with the underperformance of the fund's holdings in the two groups, also detracted from performance. On the positive side, our stock selection in the information technology sector contributed positively.

The most notable contributions within the short portfolio came from healthcare ETFs, primarily those invested in the biotechnology industry. Short positions in information technology ETFs were also positive contributors. However, short positions in broad-based U.S. ETFs, including those linked to the S&P 500 Index and the Russell 2000 Index, detracted from performance given that U.S. stocks gained ground and outperformed the fund's benchmark.

The leading contributors in the long portfolio included Japan-based Ono Pharmaceutical Company, Ltd., the U.S.-based payment processing and technology provider Heartland Payment Systems, Inc. (which we have since sold), and the U.S.-based pharmaceutical company Bristol-Myers Squibb Company. The top detractors from performance within the long portfolio included the biopharmaceutical companies Allergan PLC (also sold), Alkermes PLC, and Regeneron

COUNTRY COMPOSITION AS OF 4/30/16 (%)

United States	74.9
Ireland	4.9
United Kingdom	4.5
Japan	2.6
Italy	1.9
China	1.7
Belgium	1.0
Switzerland	1.0
Israel	1.0
Other countries	6.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       5

Pharmaceuticals, Inc. Biopharmaceutical stocks, which have generated particularly strong returns in recent years, underperformed due to the combination of negative investor sentiment and, in a handful of instances, disappointing clinical trial results. The 2016 U.S. election cycle may continue to weigh on short-term investor sentiment regarding the healthcare sector, but we think the long-term, fundamental outlook for healthcare stocks remains quite favorable.

What are some of the changes you made to the portfolio?

In the fund's diversified equity portfolio, we strive to capitalize on our best bottom-up ideas anywhere in the global financial markets. Our process seeks to invest in attractively valued companies with accelerating growth trajectories while tactically managing macroeconomic risks. The extent of the strategy's long and short positions both rose during the period. The allocation to the long positions increased more than the increase in the portfolio's short positions, so net exposure moved higher. ("Net exposure" is the total value of long positions minus the fund's short positions.) On the sector level, the largest net long positions at the close of the period were in information technology, consumer discretionary, and healthcare.

The fund's healthcare strategy focuses, in part, on innovative companies whose products address as-yet unmet needs, an approach this has historically led us to hold a meaningful weighting in biopharmaceutical stocks. The strategy also has noteworthy exposure to the healthcare services and medical technology industries. The portfolio's long position in health care rose during the past six months, while the size of its short positions declined slightly. As a result, the portfolio's net exposure to health care increased.

The fund's financials strategy currently favors three areas in which we see a potential opportunity: insurance companies, which we think can benefit from a continuing normalization of interest rates in the United States; select large-cap banks with attractive valuations; and select European financials that we believe can benefit from company-specific factors and the accommodative policies of the ECB. The extent of both the portfolio's long and short positions declined. Given that

TOP 10 HOLDINGS AS OF 4/30/16 (%) (LONG)

Bristol-Myers Squibb Company	2.2
Kennedy Wilson Europe Real Estate PLC	1.7
American International Group, Inc.	1.6
Amazon.com, Inc.	1.6
Allergan PLC	1.3
Facebook, Inc., Class A	1.3
The PNC Financial Services Group, Inc.	1.3
American Tower Corp.	1.2
Global Payments, Inc.	1.2
Genpact, Ltd.	1.1
TOTAL	14.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       6

decrease in the short positions was greater than the reduction in its longs, the portfolio's net exposure rose. With that said, both weightings varied throughout the course of the six-month interval due to the heightened volatility in the financials sector.

In the portion of the fund that invests in information technology, we emphasized software and services companies with predictable businesses and the potential for continued profit margin expansion. Although we are cautiously optimistic that demand will remain robust across the technology sector, we are focused on buying stocks that can generate earnings growth without the benefit of a significant economic improvement. The size of the technology portfolio's long and short positions both increased. Since the allocation to the short positions rose more than that of the long positions, the portfolio's net exposure fell.

Following the close of the period, the fund added a new investment strategy. The Capital Cycles strategy will seek to pursue long-term capital appreciation by investing in a contrarian, counter-cyclical style with a focus on capital cycles across geographies and sectors. The team will employ the philosophy that the combination of capital cycles, enduring assets, and the active role of cash, leads to sound decision making and a focus on capital preservation. We believe capital cycles are created by behavioral biases and that investor indifference toward high quality, long-lasting (enduring) assets with predictable earnings creates opportunity for long-term capital appreciation.

MANAGED BY

The Seaport Fund is managed by a 12-person team at Wellington Management.

TOP 10 HOLDINGS AS OF 4/30/16 (%) (SHORT)

iShares Russell Mid-Cap Growth ETF	-5.5
SPDR S&P Biotech ETF	-4.9
iShares Russell 2000 ETF	-4.0
Vanguard FTSE Developed Markets ETF	-3.7
SPDR S&P 500 ETF Trust	-3.6
iShares Russell 2000 Growth ETF	-3.5
iShares Nasdaq Biotechnology ETF	-2.5
Health Care Select Sector SPDR Fund	-2.3
SPDR S&P Regional Banking ETF	-2.1
Financial Select Sector SPDR Fund	-1.8
TOTAL	-33.9
As a percentage of net assets.

The views expressed in this report are exclusively those of Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-7.71	-0.26	-8.14	-0.61
Class C2	-4.48	1.48	-4.57	3.52
Class I3	-2.57	2.26	-3.19	5.42
Class R6[3]	-2.47	2.47	-3.09	5.92
Class NAV[3]	-2.47	2.47	-3.09	5.92
Index†	-3.61	3.94	-0.74	9.56

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	3.41	4.11	3.09	3.00	2.98
Net (%)	3.41	4.11	3.09	2.98	2.98

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	10,352	10,352	10,956
Class I3	12-20-13	10,542	10,542	10,956
Class R6[3]	12-20-13	10,592	10,592	10,956
Class NAV[3]	12-20-13	10,592	10,592	10,956

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5-16-14. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class C. Had the returns reflected Class C expenses, returns would be lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$966.90	$18.83	3.85%
Class C	1,000.00	963.90	22.22	4.55%
Class I	1,000.00	968.10	17.13	3.50%
Class R6	1,000.00	969.10	16.30	3.33%
Class NAV	1,000.00	969.10	16.60	3.39%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,005.70	$19.20	3.85%
Class C	1,000.00	1,002.20	22.65	4.55%
Class I	1,000.00	1,007.50	17.47	3.50%
Class R6	1,000.00	1,008.30	16.63	3.33%
Class NAV	1,000.00	1,008.00	16.92	3.39%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 107.6%		$782,054,309
(Cost $771,824,644)
Consumer discretionary 8.7%		63,053,045
Auto components 0.1%
Tung Thih Electronic Company, Ltd.	41,000	728,723
Hotels, restaurants and leisure 1.4%
Diamond Resorts International, Inc. (I)	148,977	3,159,802
Jack in the Box, Inc.	23,401	1,580,738
Panera Bread Company, Class A (I)	24,067	5,162,131
Household durables 0.5%
Harman International Industries, Inc. (L)	28,338	2,175,225
Pioneer Corp. (I)	544,500	1,459,103
Internet and catalog retail 3.0%
Amazon.com, Inc. (I)(L)	17,144	11,308,011
Expedia, Inc. (L)	27,785	3,216,669
The Priceline Group, Inc. (I)	4,233	5,687,713
TripAdvisor, Inc. (I)(L)	26,910	1,738,117
Media 1.8%
Comcast Corp., Class A (L)	119,111	7,237,184
DISH Network Corp., Class A (I)(L)	13,417	661,324
SES SA	55,665	1,520,806
Sky PLC	251,094	3,451,546
Specialty retail 1.3%
Dick's Sporting Goods, Inc. (L)	114,702	5,315,291
Lowe's Companies, Inc.	55,777	4,240,168
Textiles, apparel and luxury goods 0.6%
Samsonite International SA	1,371,400	4,410,494
Consumer staples 2.8%		20,533,785
Beverages 0.7%
Monster Beverage Corp. (I)	35,995	5,191,199
Food and staples retailing 0.7%
CVS Health Corp. (L)	27,680	2,781,840
Walgreens Boots Alliance, Inc. (L)	25,200	1,997,856
Food products 1.0%
Greencore Group PLC	1,148,442	6,060,544
Post Holdings, Inc. (I)	19,200	1,379,328
Personal products 0.4%
LG Household & Health Care, Ltd.	3,547	3,123,018

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       12

	Shares	Value
Energy 1.5%		$11,047,791
Oil, gas and consumable fuels 1.5%
EOG Resources, Inc.	60,302	4,982,151
Pioneer Natural Resources Company	36,518	6,065,640
Financials 21.5%		156,274,221
Banks 7.1%
Banca Popolare dell'Emilia Romagna SC	240,441	1,409,842
Bank of America Corp.	518,195	7,544,919
Bank of the Ozarks, Inc.	90,152	3,723,278
BankUnited, Inc. (L)	88,371	3,048,800
BNP Paribas SA	34,991	1,853,086
Canadian Imperial Bank of Commerce	25,300	2,043,438
Citigroup, Inc. (L)	81,743	3,783,066
FCB Financial Holdings, Inc., Class A (I)(L)	46,279	1,617,451
First Citizens BancShares, Inc., Class A	1,464	373,320
First Republic Bank (L)	43,828	3,081,985
Hilltop Holdings, Inc. (I)	7,500	148,950
ICICI Bank, Ltd., ADR (L)	427,628	3,014,777
ING Groep NV	114,115	1,398,299
Metro Bank PLC (I)	147,028	4,404,017
National Bank of Canada	47,500	1,697,537
The PNC Financial Services Group, Inc. (L)	108,588	9,531,855
Wells Fargo & Company (L)	56,883	2,843,012
Capital markets 2.6%
Amundi SA (I)(S)	47,409	2,180,845
Anima Holding SpA (S)	412,531	2,929,806
Banca Generali SpA	75,236	2,238,803
Evercore Partners, Inc., Class A (L)	31,841	1,644,269
Fairfax India Holdings Corp. (I)(S)	133,900	1,486,290
Invesco, Ltd.	76,844	2,382,932
Julius Baer Group, Ltd. (I)	48,103	2,061,491
Legg Mason, Inc.	64,240	2,062,746
Leonteq AG (I)	8,578	598,571
The Goldman Sachs Group, Inc.	8,963	1,470,918
Consumer finance 1.6%
Capital One Financial Corp. (L)	54,170	3,921,366
LendingClub Corp. (I)(L)	34,500	272,550
OneMain Holdings, Inc. (I)(L)	79,893	2,542,195
Santander Consumer USA Holdings, Inc. (I)(L)	160,500	2,113,785
Synchrony Financial (I)	98,446	3,009,494
Diversified financial services 0.9%
Cerved Information Solutions SpA (I)	321,686	2,593,310
Markit, Ltd. (I)	46,613	1,626,328
MSCI, Inc.	26,596	2,019,700

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       13

	Shares	Value
Financials (continued)
Insurance 4.1%
Ageas	48,729	$1,914,891
AIA Group, Ltd.	247,400	1,480,590
American International Group, Inc. (L)	207,452	11,579,971
Assured Guaranty, Ltd. (L)	177,970	4,604,084
Aviva PLC	322,034	2,040,244
Principal Financial Group, Inc.	29,928	1,277,327
Prudential Financial, Inc. (L)	16,438	1,276,246
The Hartford Financial Services Group, Inc. (L)	48,818	2,166,543
Willis Towers Watson PLC (L)	14,055	1,755,470
XL Group PLC (L)	56,883	1,861,781
Real estate investment trusts 4.1%
American Tower Corp. (L)	84,798	8,893,614
Equinix, Inc.	13,670	4,515,885
Forest City Realty Trust, Inc., Class A (L)	151,459	3,147,318
Grivalia Properties REIC AE	114,081	981,207
Kennedy Wilson Europe Real Estate PLC	794,261	12,648,136
Real estate management and development 0.8%
BR Malls Participacoes SA	258,900	1,274,457
Kennedy-Wilson Holdings, Inc. (L)	196,413	4,244,485
Thrifts and mortgage finance 0.3%
MGIC Investment Corp. (I)(L)	268,180	1,938,941
Health care 35.0%		254,497,104
Biotechnology 9.5%
Actelion, Ltd. (I)	6,061	982,368
Alder Biopharmaceuticals, Inc. (I)	72,090	1,913,990
Alkermes PLC (I)(L)	103,481	4,113,370
Alnylam Pharmaceuticals, Inc. (I)(L)	25,580	1,714,883
Amgen, Inc. (L)	15,030	2,379,249
Anacor Pharmaceuticals, Inc. (I)(L)	63,507	3,984,429
Arena Pharmaceuticals, Inc. (I)(L)	122,102	210,015
Biogen, Inc. (I)	4,960	1,363,950
Bluebird Bio, Inc. (I)(L)	45,740	2,028,569
Celgene Corp. (I)(L)	33,170	3,430,110
Cepheid, Inc. (I)	29,240	834,510
Coherus Biosciences, Inc. (I)	59,740	1,124,904
Five Prime Therapeutics, Inc. (I)	27,104	1,289,879
Galapagos NV (I)	77,441	3,520,760
Genmab A/S (I)	19,849	2,945,012
Genus PLC	40,554	890,216
Gilead Sciences, Inc. (L)	15,610	1,376,958
Incyte Corp. (I)(L)	95,268	6,885,018
Innate Pharma SA (I)	51,478	744,860

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       14

	Shares	Value
Health care (continued)
Biotechnology (continued)
Invitae Corp. (I)(L)	83,302	$794,701
Ironwood Pharmaceuticals, Inc. (I)(L)	112,727	1,177,997
Karyopharm Therapeutics, Inc. (I)(L)	113,110	1,051,923
Novavax, Inc. (I)(L)	323,400	1,694,616
Otonomy, Inc. (I)	80,229	1,144,066
Portola Pharmaceuticals, Inc. (I)(L)	136,922	3,253,267
Prothena Corp. PLC (I)(L)	66,249	2,861,294
PTC Therapeutics, Inc. (I)(L)	62,181	461,383
Regeneron Pharmaceuticals, Inc. (I)(L)	16,085	6,059,380
Regulus Therapeutics, Inc. (I)	138,110	806,562
TESARO, Inc. (I)(L)	68,130	2,823,307
Ultragenyx Pharmaceutical, Inc. (I)(L)	49,860	3,371,533
Vertex Pharmaceuticals, Inc. (I)(L)	17,887	1,508,590
Health care equipment and supplies 7.1%
Abbott Laboratories	17,600	684,640
AtriCure, Inc. (I)(L)	144,495	2,297,471
Baxter International, Inc. (L)	76,283	3,373,234
Becton, Dickinson and Company (L)	48,385	7,802,565
Boston Scientific Corp. (I)(L)	169,000	3,704,480
Cardiovascular Systems, Inc. (I)(L)	91,647	1,281,225
ConforMIS, Inc. (I)	203,412	2,520,275
CONMED Corp.	46,210	1,914,018
DexCom, Inc. (I)(L)	64,430	4,148,003
Endologix, Inc. (I)(L)	35,579	398,841
Glaukos Corp. (I)	40,820	769,049
Globus Medical, Inc., Class A (I)(L)	58,224	1,457,929
HeartWare International, Inc. (I)(L)	12,590	420,002
Hologic, Inc. (I)(L)	155,918	5,237,286
Insulet Corp. (I)(L)	73,397	2,444,120
K2M Group Holdings, Inc. (I)	100,988	1,642,065
LDR Holding Corp. (I)	57,640	1,553,398
Medtronic PLC (L)	50,879	4,027,073
Olympus Corp.	10,530	410,213
Quidel Corp. (I)(L)	23,828	412,224
St. Jude Medical, Inc.	7,300	556,260
Stryker Corp. (L)	13,200	1,438,932
Teleflex, Inc. (L)	10,902	1,698,314
The Spectranetics Corp. (I)(L)	98,773	1,679,141
Health care providers and services 6.5%
Acadia Healthcare Company, Inc. (I)(L)	20,460	1,292,867
Accretive Health, Inc. (I)(L)	256,970	609,019
Aetna, Inc. (L)	35,987	4,040,260
Amsurg Corp. (I)(L)	6,690	541,756

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       15

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Anthem, Inc. (L)	14,290	$2,011,603
Cardinal Health, Inc. (L)	45,550	3,573,853
Cigna Corp. (L)	28,573	3,958,503
Community Health Systems, Inc. (I)(L)	25,400	484,632
Envision Healthcare Holdings, Inc. (I)(L)	109,564	2,479,433
HCA Holdings, Inc. (I)(L)	59,580	4,803,340
LifePoint Health, Inc. (I)(L)	9,880	667,493
McKesson Corp. (L)	23,220	3,896,780
MEDNAX, Inc. (I)(L)	10,160	724,306
Phoenix Healthcare Group Company, Ltd.	259,905	393,721
Qualicorp SA	180,950	783,937
Siloam International Hospitals Tbk PT	788,500	504,878
Team Health Holdings, Inc. (I)(L)	100,040	4,184,673
Teladoc, Inc. (I)(L)	55,295	671,834
UnitedHealth Group, Inc. (L)	49,247	6,484,845
Universal Health Services, Inc., Class B (L)	22,904	3,061,807
WellCare Health Plans, Inc. (I)(L)	24,350	2,191,257
Health care technology 1.4%
Allscripts Healthcare Solutions, Inc. (I)(L)	65,620	879,308
athenahealth, Inc. (I)(L)	14,521	1,935,649
Castlight Health, Inc., B Shares (I)(L)	124,702	448,927
Cerner Corp. (I)(L)	51,290	2,879,421
IMS Health Holdings, Inc. (I)(L)	19,950	531,468
Veeva Systems, Inc., Class A (I)(L)	126,926	3,491,734
Life sciences tools and services 0.7%
Bio-Techne Corp. (L)	17,877	1,665,779
PRA Health Sciences, Inc. (I)(L)	20,430	969,404
Tecan Group AG	7,053	980,366
Thermo Fisher Scientific, Inc.	6,710	967,918
VWR Corp. (I)(L)	26,660	710,222
Pharmaceuticals 9.8%
Aerie Pharmaceuticals, Inc. (I)(L)	82,636	1,310,607
Allergan PLC (I)	44,839	9,710,334
AstraZeneca PLC	77,603	4,452,286
Bristol-Myers Squibb Company (L)	224,644	16,214,804
Dyax Corp. (I)	107,720	289,767
Eisai Company, Ltd.	72,400	4,481,535
Eli Lilly & Company (L)	20,140	1,521,174
Hikma Pharmaceuticals PLC	36,597	1,179,911
Intersect ENT, Inc. (I)	64,970	1,302,649
Kyowa Hakko Kirin Company, Ltd.	41,800	743,122
Merck & Company, Inc. (L)	62,370	3,420,371
Mylan NV (I)(L)	67,780	2,827,104

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       16

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Ocular Therapeutix, Inc. (I)(L)	147,600	$1,812,528
Ono Pharmaceutical Company, Ltd.	153,700	6,925,395
Relypsa, Inc. (I)(L)	37,330	675,673
Revance Therapeutics, Inc. (I)	96,280	1,769,626
Roche Holding AG	10,574	2,675,319
Shionogi & Company, Ltd.	56,360	2,876,736
Tetraphase Pharmaceuticals, Inc. (I)(L)	138,030	772,968
Teva Pharmaceutical Industries, Ltd., ADR	12,770	695,327
The Medicines Company (I)(L)	59,435	2,115,292
UCB SA	27,203	2,040,474
XenoPort, Inc. (I)(L)	284,246	1,250,682
Industrials 8.5%		61,458,176
Building products 0.6%
Advanced Drainage Systems, Inc.	74,138	1,714,071
Fortune Brands Home & Security, Inc. (L)	52,777	2,924,374
Commercial services and supplies 0.4%
Atento SA (I)(L)	161,435	1,380,269
Edenred	31,578	622,895
West Corp. (L)	44,165	946,456
Machinery 1.0%
The Middleby Corp. (I)(L)	63,169	6,925,849
Marine 0.7%
Irish Continental Group PLC	809,835	4,782,725
Professional services 3.5%
Equifax, Inc. (L)	24,225	2,913,056
Experian PLC	157,917	2,893,792
FTI Consulting, Inc. (I)(L)	34,685	1,397,806
Huron Consulting Group, Inc. (I)(L)	92,595	5,149,208
ManpowerGroup, Inc. (L)	26,900	2,072,107
Robert Half International, Inc. (L)	33,330	1,276,872
SThree PLC	98,444	489,420
The Advisory Board Company (I)(L)	65,979	2,087,576
TransUnion (I)(L)	73,800	2,210,310
TriNet Group, Inc. (I)(L)	82,425	1,369,904
WageWorks, Inc. (I)(L)	61,835	3,330,433
Road and rail 0.7%
Landstar System, Inc.	76,747	5,030,766
Trading companies and distributors 1.6%
AerCap Holdings NV (I)(L)	154,601	6,185,586
Fastenal Company (L)	64,979	3,040,367
WESCO International, Inc. (I)	46,170	2,714,334

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       17

	Shares	Value
Information technology 27.3%		$198,482,744
Communications equipment 0.5%
Arista Networks, Inc. (I)(L)	21,551	1,435,728
Lumentum Holdings, Inc. (I)(L)	54,333	1,374,625
Oclaro, Inc. (I)(L)	135,730	685,437
Electronic equipment, instruments and components 0.7%
VeriFone Systems, Inc. (I)(L)	172,825	4,918,600
Internet software and services 7.0%
Akamai Technologies, Inc. (I)(L)	52,640	2,684,114
Alibaba Group Holding, Ltd., ADR (I)(L)	83,057	6,390,406
Alphabet, Inc., Class A (I)(L)	2,495	1,766,161
Alphabet, Inc., Class C (I)(L)	10,978	7,607,864
Benefitfocus, Inc. (I)(L)	28,380	1,075,602
CoStar Group, Inc. (I)(L)	38,762	7,648,130
Demandware, Inc. (I)(L)	8,225	379,008
eBay, Inc. (I)(L)	29,865	729,602
Everyday Health, Inc. (I)(L)	80,600	467,480
Facebook, Inc., Class A (I)(L)	82,254	9,671,425
GoDaddy, Inc., Class A (I)	105,225	3,195,683
NAVER Corp.	631	373,960
Tencent Holdings, Ltd.	288,900	5,878,627
VeriSign, Inc. (I)(L)	24,215	2,092,176
Zillow Group, Inc., Class A (I)(L)	10,575	264,587
Zillow Group, Inc., Class C (I)(L)	32,955	792,238
IT services 9.3%
Accenture PLC, Class A (L)	25,380	2,865,910
Alliance Data Systems Corp. (I)(L)	24,930	5,068,518
Automatic Data Processing, Inc. (L)	62,535	5,530,595
Cardtronics, Inc. (I)(L)	64,135	2,528,202
Cognizant Technology Solutions Corp., Class A (I)(L)	47,845	2,792,713
EPAM Systems, Inc. (I)(L)	29,260	2,133,932
EVERTEC, Inc. (L)	96,760	1,303,357
ExlService Holdings, Inc. (I)	152,595	7,384,072
Gartner, Inc. (I)(L)	6,060	528,250
Genpact, Ltd. (I)(L)	292,920	8,169,539
Global Payments, Inc. (L)	122,766	8,861,243
MasterCard, Inc., Class A (L)	13,700	1,328,763
PayPal Holdings, Inc. (I)(L)	82,335	3,225,885
Syntel, Inc. (I)(L)	27,140	1,154,264
Vantiv, Inc., Class A (I)(L)	53,820	2,935,343
Visa, Inc., Class A (L)	62,775	4,848,741
WEX, Inc. (I)(L)	63,040	5,956,650
Worldpay Group PLC (I)(S)	221,678	864,565

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       18

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 4.2%
Advanced Semiconductor Engineering, Inc.	428,000	$411,837
Applied Materials, Inc. (L)	139,751	2,860,703
Broadcom, Ltd. (L)	11,983	1,746,522
Cavium, Inc. (I)(L)	14,802	730,775
Cirrus Logic, Inc. (I)(L)	14,990	541,139
First Solar, Inc. (I)(L)	22,427	1,252,324
Inphi Corp. (I)(L)	45,059	1,336,901
Lam Research Corp. (L)	18,727	1,430,743
Land Mark Optoelectronics Corp.	75,000	1,100,929
M/A-COM Technology Solutions Holdings, Inc. (I)(L)	40,400	1,651,956
Mellanox Technologies, Ltd. (I)(L)	122,556	5,300,547
Microchip Technology, Inc. (L)	35,208	1,710,757
NeoPhotonics Corp. (I)	44,400	532,356
NXP Semiconductors NV (I)(L)	31,620	2,696,554
ON Semiconductor Corp. (I)	82,559	781,834
QUALCOMM, Inc. (L)	28,156	1,422,441
Silicon Motion Technology Corp., ADR (L)	46,773	1,803,099
Siltronic AG (I)	2,563	50,159
Skyworks Solutions, Inc. (L)	17,545	1,172,357
SunEdison Semiconductor, Ltd. (I)(L)	70,395	404,771
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	57,620	1,359,256
Win Semiconductors Corp.	310,000	582,116
Software 5.0%
Activision Blizzard, Inc. (L)	20,450	704,912
Adobe Systems, Inc. (I)(L)	13,995	1,318,609
Guidewire Software, Inc. (I)(L)	21,295	1,213,176
HubSpot, Inc. (I)(L)	39,729	1,759,597
Intuit, Inc. (L)	15,180	1,531,510
Microsoft Corp. (L)	94,980	4,736,653
Mobileye NV (I)(L)	25,057	955,925
Paylocity Holding Corp. (I)(L)	24,900	952,923
Red Hat, Inc. (I)(L)	9,960	730,765
salesforce.com, Inc. (I)(L)	24,335	1,844,593
ServiceNow, Inc. (I)(L)	6,425	459,259
SS&C Technologies Holdings, Inc. (L)	114,117	6,978,255
Verint Systems, Inc. (I)(L)	53,250	1,801,980
Workday, Inc., Class A (I)(L)	105,264	7,892,695
Zendesk, Inc. (I)	148,304	3,351,670
Technology hardware, storage and peripherals 0.6%
Catcher Technology Company, Ltd.	49,000	342,943
EMC Corp. (L)	57,464	1,500,385
HP, Inc. (L)	59,853	734,396
Pure Storage, Inc., Class A (I)(L)	129,239	1,880,427

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       19

			Shares	Value
Materials 2.0%				$14,779,131
Chemicals 0.6%
Platform Specialty Products Corp. (I)(L)			428,551	4,414,075
Construction materials 1.1%
Buzzi Unicem SpA			234,333	4,451,050
Headwaters, Inc. (I)(L)			197,557	3,953,116
Paper and forest products 0.3%
KapStone Paper and Packaging Corp.			123,404	1,960,890
Telecommunication services 0.3%				1,928,312
Wireless telecommunication services 0.3%
NTT DOCOMO, Inc.			80,400	1,928,312
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.5%				$3,398,130
(Cost $3,693,064)
Telecommunication services 0.5%				3,398,130
Diversified telecommunication services 0.2%
Frontier Communications Corp. (S)	11.000	09-15-25	1,425,000	1,439,250
Wireless telecommunication services 0.3%
Sprint Capital Corp.	8.750	03-15-32	2,464,000	1,958,880
			Shares	Value
Exchange-traded funds 0.7%				$5,299,582
(Cost $5,067,347)
iShares S&P 500 Value ETF			57,780	5,299,582
			Shares/Par	Value
Purchased options 0.2%				$1,283,298
(Cost $1,743,697)
Call options 0.0%				263,416
Exchange Traded Option on Comerica, Inc. (Expiration Date: 1-20-17; Strike Price: $45.00) (I)			40,400	163,620
Exchange Traded Option on iShares 20 year Treasury Bond ETF (Expiration Date: 9-16-16; Strike Price: $133.00) (I)			40,900	99,796
Put options 0.2%				1,019,882
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-30-16; Strike Price: $104.00) (I)			63,800	73,689
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-19-16; Strike Price: $1,975.00) (I)			7,000	319,413
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-16-16; Strike Price: $1,985.00) (I)			6,900	407,790
Over the Counter Option on EURO STOXX 50 Price (Expiration Date: 1-20-17; Strike Price: EUR 2,399.39; Counterparty: JP Morgan Chase & Co.) (I)			387	32,448
Over the Counter Option on EURO STOXX 50 Price (Expiration Date: 1-20-17; Strike Price: EUR 2,428.69; Counterparty: Credit Suisse International) (I)			386	34,453
Over the Counter Option on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 8-17-16; Strike Price: $20.00; Counterparty: Morgan Stanley & Company, Inc.) (I)			745,400	135,049

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       20

		Shares/Par	Value
Put options (continued)
	Over the Counter Option on KOSPI 200 Index (Expiration Date: 1-12-17; Strike Price: KRW 171.29; Counterparty: Goldman Sachs & Company) (I)	10,940,690	$7,385
	Over the Counter Option on KOSPI 200 Index (Expiration Date: 1-12-17; Strike Price: KRW 171.29; Counterparty: JP Morgan Chase & Co.) (I)	14,302,675	9,655
	Yield (%)	Shares	Value
Short-term investments 4.6%			$33,222,348
(Cost $33,222,348)
Money market funds 4.6%			33,222,348
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2295(Y)	33,222,348	33,222,348
Total investments (Cost $815,551,100)† 113.6%			$825,257,667
Other assets and liabilities, net (13.6%)*			($98,879,519)
Total net assets 100.0%			$726,378,148
		Shares	Value
Investments sold short (51.9)%
(Proceeds received $389,081,566)
Exchange-traded funds
	Consumer Discretionary Select Sector SPDR Fund	(52,095)	($4,123,318)
	Consumer Staples Select Sector SPDR Fund	(72,300)	(3,781,290)
	Financial Select Sector SPDR Fund	(565,946)	(13,192,201)
	Health Care Select Sector SPDR Fund	(236,035)	(16,472,883)
	iShares Core S&P Small-Cap ETF	(64,835)	(7,386,003)
	iShares Micro-Cap ETF	(44,100)	(3,092,733)
	iShares MSCI Emerging Markets ETF	(34,865)	(1,199,007)
	iShares MSCI Finland Capped ETF	(91,700)	(2,947,238)
	iShares MSCI Japan ETF	(373,841)	(4,269,264)
	iShares Nasdaq Biotechnology ETF	(67,580)	(18,108,061)
	iShares North American Tech ETF	(27,341)	(2,927,674)
	iShares North American Tech-Multimedia Networking ETF	(219,792)	(7,818,001)
	iShares North American Tech-Software ETF	(35,771)	(3,591,051)
	iShares PHLX Semiconductor ETF	(60,968)	(5,327,384)
	iShares Russell 2000 ETF	(257,600)	(28,943,936)
	iShares Russell 2000 Growth ETF	(189,022)	(25,342,180)
	iShares Russell Mid-Cap Growth ETF	(430,921)	(39,661,969)
	iShares S&P 500 Growth ETF	(114,188)	(13,076,810)
	iShares S&P Small-Cap 600 Growth ETF	(25,525)	(3,179,649)
	iShares Transportation Average ETF	(24,900)	(3,512,643)
	iShares US Consumer Goods ETF	(39,575)	(4,431,213)
	iShares US Medical Devices ETF	(2,830)	(363,825)
	iShares US Technology ETF	(29,400)	(3,007,032)
	iShares US Telecommunications ETF	(94,278)	(2,942,416)
	PowerShares Dynamic Media Portfolio	(169,000)	(4,245,280)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       21

	Shares	Value
Exchange-traded funds
PowerShares Dynamic Retail Portfolio	(113,335)	($4,043,793)
PowerShares QQQ Trust Series 1	(75,154)	(7,945,281)
PureFunds ISE Cyber Security ETF (I)	(256,865)	(6,108,250)
SPDR S&P 500 ETF Trust	(126,805)	(26,159,872)
SPDR S&P Biotech ETF	(653,180)	(35,252,125)
SPDR S&P MidCap 400 ETF Trust	(16,846)	(4,478,509)
SPDR S&P Pharmaceuticals ETF	(175,410)	(7,416,335)
SPDR S&P Regional Banking ETF	(382,652)	(15,440,008)
SPDR S&P Retail ETF	(93,900)	(4,150,380)
SPDR S&P Transportation ETF	(96,180)	(4,357,916)
Vanguard Consumer Staples ETF	(31,920)	(4,273,130)
Vanguard FTSE Developed Markets ETF	(725,463)	(26,631,747)
Vanguard FTSE Europe ETF	(91,820)	(4,578,145)
Vanguard Small-Cap Growth ETF	(28,790)	(3,471,786)
Total investments sold short (Proceeds received $389,081,566)		($377,250,338)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
KRW	Korean Won
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 4-30-16, the value segregated was $236,988,684.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Includes investments sold short.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $825,330,623. Net unrealized depreciation aggregated to $72,956, of which $48,806,413 related to appreciated investment securities and $48,879,369 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       22

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $815,551,100)	$825,257,667
Foreign currency, at value (Cost $93,594)	94,744
Cash segregated at custodian for derivative contracts	4,000,000
Cash collateral at broker for short sales	288,166,191
Receivable for investments sold	11,623,356
Receivable for fund shares sold	1,611,052
Unrealized appreciation on forward foreign currency contracts	252,531
Dividends and interest receivable	682,267
Other receivables and prepaid expenses	56,066
Total assets	1,131,743,874
Liabilities
Due to custodian	3,986,615
Investments sold short, at value (proceeds received $389,081,566)	377,250,338
Payable for collateral held by fund	47,000
Payable for investments purchased	20,183,565
Unrealized depreciation on forward foreign currency contracts	442,967
Payable for fund shares repurchased	2,477,314
Written options, at value (premium received $338,132)	215,157
Payable for broker fees and expenses on short sales	566,558
Payable to affiliates
Accounting and legal services fees	12,179
Transfer agent fees	50,186
Other liabilities and accrued expenses	133,847
Total liabilities	405,365,726
Net assets	$726,378,148
Net assets consist of
Paid-in capital	$744,804,293
Accumulated net investment loss	(14,817,296)
Accumulated net realized gain (loss) on investments, securities sold short, written options and foreign currency transactions	(25,092,352)
Net unrealized appreciation (depreciation) on investments, securities sold short, written options and translation of assets and liabilities in foreign currencies	21,483,503
Net assets	$726,378,148

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       23

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($26,528,532 ÷ 2,549,402 shares)[1]	$10.41
Class C ($18,334,731 ÷ 1,780,841 shares)[1]	$10.30
Class I ($486,663,823 ÷ 46,393,554 shares)	$10.49
Class R6 ($3,480,186 ÷ 330,305 shares)	$10.54
Class NAV ($191,370,876 ÷ 18,165,141 shares)	$10.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.96

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       24

STATEMENT OF OPERATIONS   For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$4,163,027
Interest	359,029
Less foreign taxes withheld	(66,600)
Total investment income	4,455,456
Expenses
Investment management fees	5,551,560
Dividends on investment sold short	3,761,648
Broker fees and expenses on short sales	2,950,687
Distribution and service fees	118,778
Accounting and legal services fees	69,209
Transfer agent fees	301,823
Trustees' fees	3,587
State registration fees	43,450
Printing and postage	43,449
Professional fees	77,915
Custodian fees	66,619
Registration and filing fees	12,844
Other	6,749
Total expenses	13,008,318
Less expense reductions	(27,063)
Net expenses	12,981,255
Net investment loss	(8,525,799)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(19,688,124)
Securities sold short	2,600,249
Written options	1,255,477
(15,832,398)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(13,942,507)
Securities sold short	12,750,535
Written options	(43,916)
(1,235,888)
Net realized and unrealized loss	(17,068,286)
Decrease in net assets from operations	($25,594,085)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($8,525,799)	($6,918,802)
Net realized gain (loss)	(15,832,398)	1,911,008
Change in net unrealized appreciation (depreciation)	(1,235,888)	12,316,759
Increase (decrease) in net assets resulting from operations	(25,594,085)	7,308,965
Distributions to shareholders
From net realized gain
Class A	(120,068)	—
Class C	(77,011)	—
Class I	(2,580,781)	—
Class R6	(2,268)	—
Class NAV	(1,066,230)	—
Total distributions	(3,846,358)	—
From fund share transactions	(1,854,146)	531,191,705
Total increase (decrease)	(31,294,589)	538,500,670
Net assets
Beginning of period	757,672,737	219,172,067
End of period	$726,378,148	$757,672,737
Accumulated net investment loss	($14,817,296)	($6,291,497)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       26

STATEMENT OF CASH FLOWS For the six months ended 4-30-16 (unaudited)

Net decrease in net assets from operations	($25,594,085)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(482,098,276)
Long-term investments sold	395,711,192
Purchase to cover short sales	(284,004,258)
Proceeds from short sales	311,056,590
Decrease in short-term investments	40,174,396
Increase in foreign currency	(42,247)
Decrease in cash segregated at custodian for derivative contracts	55,497
Decrease in receivable for investments sold	14,745,243
Decrease in unrealized appreciation/depreciation on forward foreign currency contracts	245,160
Increase in dividends and interest receivable	(102,256)
Decrease in receivable due from advisor	27
Decrease in other assets	6,039
Decrease in cash held at broker for short sales	13,604,491
Increase in payable for collateral held by fund	30,000
Decrease in payable for investments purchased	(6,092,754)
Decrease in payable for written options	(218,430)
Decrease in payable to affiliates	(3,077)
Increase in other liabilities and accrued expenses	4,049
Net change in unrealized (appreciation) depreciation on investments	13,706,234
Net change in unrealized (appreciation) depreciation on investments sold short	(12,750,535)
Net realized loss on investments	19,435,441
Net realized gain on investments sold short	(2,600,249)
Net cash used in operating activities	($4,731,808)
Cash flows from financing activities
Increase in payable for broker fees and expenses on short sales	$209,936
Increase in due to custodian	3,986,615
Distributions to common shareholders net of reinvestments	(278,781)
Fund shares sold	216,299,239
Fund shares repurchased	(221,720,962)
Decrease in receivable for fund shares sold	4,041,440
Increase in payable for fund shares repurchased	1,107,515
Net cash provided by financing activities	$3,645,002
Net decrease in cash	($1,086,806)

Cash at beginning of period	$1,086,806
Cash at end of period	—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	($3,567,577)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       27

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.81		$10.10	$10.00
Net investment loss[3]	(0.14)		(0.24)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.21)		0.95	0.31
Total from investment operations	(0.35)		0.71	0.10
Less distributions
From net realized gain	(0.05)		—	—
Net asset value, end of period	$10.41		$10.81	$10.10
Total return (%)[4,5]	(3.31	) [6]	7.13	1.00	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	3.86	[7]	3.43	4.29	[7]
Expenses including reductions[8]	3.85	[7]	3.28	3.44	[7]
Net investment loss	(2.61	) [7]	(2.31)	(2.51	) [7]
Portfolio turnover (%)	189		396	375

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.81%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       28

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.74		$10.10	$9.86
Net investment loss[3]	(0.17)		(0.32)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.22)		0.96	0.39
Total from investment operations	(0.39)		0.64	0.24
Less distributions
From net realized gain	(0.05)		—	—
Net asset value, end of period	$10.30		$10.74	$10.10
Total return (%)[4,5]	(3.61	) [6]	6.34	2.43	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$18		$9	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.56	[8]	4.34	10.15	[8]
Expenses including reductions[9]	4.55	[8]	4.00	4.12	[8]
Net investment loss	(3.32	) [8]	(3.04)	(3.31	) [8]
Portfolio turnover (%)	189		396	375	[10]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class C shares is 5-16-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.81%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.
10	The portfolio turnover is shown for the period from 12-20-13 to 10-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       29

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.89		$10.13	$10.00
Net investment loss[3]	(0.12)		(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.23)		0.97	0.32
Total from investment operations	(0.35)		0.76	0.13
Less distributions
From net realized gain	(0.05)		—	—
Net asset value, end of period	$10.49		$10.89	$10.13
Total return (%)[4]	(3.19	) [5]	7.50	1.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$487		$502	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	3.51	[6]	3.00	3.16	[6]
Expenses including reductions[7]	3.50	[6]	2.99	3.03	[6]
Net investment loss	(2.30	) [6]	(2.04)	(2.20	) [6]
Portfolio turnover (%)	189		396	375

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.81%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       30

Class R6 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.93		$10.16	$10.00
Net investment loss[3]	(0.10)		(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.24)		0.99	0.33
Total from investment operations	(0.34)		0.77	0.16
Less distributions
From net realized gain	(0.05)		—	—
Net asset value, end of period	$10.54		$10.93	$10.16
Total return (%)[4]	(3.09	) [5]	7.58	1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.36	[7]	5.99	22.57	[7]
Expenses including reductions[8]	3.33	[7]	3.03	2.84	[7]
Net investment loss	(1.92	) [7]	(2.05)	(1.90	) [7]
Portfolio turnover (%)	189		396	375

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.81%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       31

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.93		$10.16	$10.00
Net investment loss[3]	(0.12)		(0.20)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.22)		0.97	0.33
Total from investment operations	(0.34)		0.77	0.16
Less distributions
From net realized gain	(0.05)		—	—
Net asset value, end of period	$10.54		$10.93	$10.16
Total return (%)[4]	(3.09	) [5]	7.58	1.60	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$191		$230	$196
Ratios (as a percentage of average net assets):
Expenses before reductions	3.40	[6]	2.99	2.87	[6]
Expenses including reductions[7]	3.39	[6]	2.99	2.85	[6]
Net investment loss	(2.19	) [6]	(1.82)	(1.91	) [6]
Portfolio turnover (%)	189		396	375

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended April 30, 2016, October 31, 2015 and October 31, 2014 which were equivalent to a net annual effective rate of 1.81%, 1.34% and 1.11%, respectively, of the fund's average daily net assets.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       32

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Seaport Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or

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market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$63,053,045	$51,482,373	$11,570,672	—
Consumer staples	20,533,785	11,350,223	9,183,562	—
Energy	11,047,791	11,047,791	—	—
Financials	156,274,221	115,541,083	40,733,138	—
Health care	254,497,104	217,460,165	36,747,172	$289,767
Industrials	61,458,176	52,669,344	8,788,832	—
Information technology	198,482,744	188,877,608	9,605,136	—
Materials	14,779,131	10,328,081	4,451,050	—
Telecommunication services	1,928,312	—	1,928,312	—
Corporate bonds	3,398,130	—	3,398,130	—
Exchange-traded funds	5,299,582	5,299,582	—	—
Purchased options	1,283,298	1,064,308	218,990	—
Short-term investments	33,222,348	33,222,348	—	—
Total investments in securities	$825,257,667	$698,342,906	$126,624,994	$289,767
Investments sold short and other financial instruments:
Exchange-traded funds	($377,250,338)	($377,250,338)	—	—
Forward foreign currency contracts	(190,436)	—	($190,436)	—
Written options	(215,157)	(181,206)	(33,951)	—

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan. For the six months ended April 30, 2016, the fund paid $3,761,648 in dividends on short sales, as shown in the Statement of operations.

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The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has agreements with two prime brokers in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement. For the six months ended April 30, 2016, the fund incurred broker fees and expenses on short sales in the amount of $2,950,687, as shown in the Statement of operations.

Dividends on investments sold short and broker fees and expenses on short sales incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 1.81% of the fund's average daily net assets.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At April 30, 2016, the fund had cash collateral held at the broker for securities sold short in the amount of $288,166,191, as shown in the Statement of assets and liabilities. In addition, at April 30, 2016, the fund had segregated securities at the custodian with market value of $236,988,684 as shown in the Fund's investments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

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Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016 were $1,047. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, investments in passive foreign investment companies and wash sale loss deferrals.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments, cash segregated at the custodian for derivative contracts or cash collateral at broker for short sales.

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Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $24.3 million to $38.6 million, as measured at each quarter end. The following table summarizes the contracts held at April 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	832,000	USD	643,531	Goldman Sachs International	5/31/2016	—	($11,649)	($11,649)

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	417,000	USD	322,162	HSBC Bank USA	5/31/2016	—	(5,461)	(5,461)
AUD	416,000	USD	321,599	National Australia Bank Limited	5/31/2016	—	(5,658)	(5,658)
EUR	2,869,000	USD	3,222,914	HSBC Bank USA	5/16/2016	$63,462	—	63,462
GBP	2,300,000	USD	3,353,918	JPMorgan Chase Bank N.A.	5/31/2016	6,940	—	6,940
JPY	435,058,000	USD	3,910,553	Toronto Dominion Bank	5/31/2016	180,626	—	180,626
SGD	330,000	USD	243,704	JPMorgan Chase Bank N.A.	5/31/2016	1,503	—	1,503
USD	3,093,270	EUR	2,869,000	Deutsche Bank AG London	5/16/2016	—	(193,106)	(193,106)
USD	11,902,074	EUR	10,535,000	State Street Bank and Trust Company	5/31/2016	—	(170,736)	(170,736)
USD	11,655,501	GBP	8,015,000	Citibank N.A.	5/31/2016	—	(56,357)	(56,357)
						$252,531	($442,967)	($190,436)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2016, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The fund held purchased options with market values ranging from $1.3 million to $3.3 million, as measured at each quarter end.

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During the six months ended April 30, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the six months ended April 30, 2016 and the contracts held at April 30, 2016:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	14,147	$600,478
Options written	159,265,005	2,540,766
Option closed	(21,862)	(2,097,513)
Options exercised	(1,000)	(128,206)
Options expired	(159,248,059)	(577,393)
Outstanding, end of period	8,231	$338,132

Options on Index

Name of issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Puts
S&P 500 Index	$1,675.00	Sep 2016	69	$82,590	($100,050)
S&P 500 Index	$1,675.00	Aug 2016	70	64,887	(64,887)
			139	$147,477	($164,937)

Options on securities

Name of issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Puts
iShares Russell 2000 ETF	$92.00	Jun 2016	638	$34,426	($16,269)
Financial Select Sector SPDR ETF FLEX	$16.75	Aug 2016	7,454	156,229	(33,951)
			8,092	$190,655	($50,220)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Investments, at value*	Purchased options	$1,283,298	—
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	252,531	($442,967)
Equity	Written options, at value	Written options	—	(215,157)
			$1,535,829	($658,124)

*Purchased options are included in the Fund's investments disclosed in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

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Statement of operations location - Net realized gain (loss) on:
Risk	Investments and foreign currency transactions[1]	Investments and foreign currency transactions[2]	Written options	Total
Equity	—	($2,698,929)	$1,255,477	($1,443,452)
Foreign currency	($306,180)	—	—	(306,180)
Total	($306,180)	($2,698,929)	$1,255,477	($1,749,632)

1 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

2 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Investments and translation of assets and liabilities in foreign currencies[1]	Investments and translation of assets and liabilities in foreign currencies[2]	Written options	Total
Equity	—	($33,521)	($43,916)	($77,437)
Foreign currency	($245,160)	—	—	($245,160)
Total	($245,160)	($33,521)	($43,916)	($322,597)

1Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

2Change in unrealized appreciation/depreciation associated with purchased options is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 1.50% of the fund's average aggregate net assets (together with the assets of any other applicable fund identified in the advisory agreement). The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, to the extent they exceed 0.00% of average annual net assets. The waiver expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

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Prior to March 1, 2016, the Advisor had contractually agreed to waive and/or reimburse all class specific expenses for Class C shares of the fund to the extent they exceed 1.25% of the fund's average net assets (on an annualized basis).

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.25% of average annual net assets, on an annualized basis. Expenses means all the expense of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, Rule 12b-1 fees, transfer agent fees and services fees, borrowing costs, prime brokerage fees, acquired fund fees and expense paid indirectly, and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the advisor on notice to the fund.

The expense reductions described for the six month ended April 30, 2016 amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$884	Class R6	$192
Class C	598	Class NAV	7,288
Class I	18,101	Total	$27,063

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 1.49% of the fund's average aggregate daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average aggregate daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $66,885 for the six months ended April 30, 2016. Of this amount, $60,039 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,604 was paid as sales commissions to broker-dealers and $242 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $2,275 for Class C shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       41

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$36,529	$15,485
Class C	82,249	10,481
Class I	—	275,720
Class R6	—	137
Total	$118,778	$301,823

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,315,759	$24,490,828	1,531,945	$16,766,128
Distributions reinvested	9,956	108,524	—	—
Repurchased	(1,286,871)	(13,332,690)	(538,784)	(5,560,799)
Net increase	1,038,844	$11,266,662	993,161	$11,205,329
Class C shares
Sold	1,089,210	$11,615,971	851,715	$9,180,529
Distributions reinvested	5,206	56,272	—	—
Repurchased	(153,544)	(1,569,591)	(50,674)	(541,331)
Net increase	940,872	$10,102,652	801,041	$8,639,198
Class I shares
Sold	16,265,977	$172,310,370	47,797,615	$531,103,916
Distributions reinvested	212,644	2,334,830	—	—
Repurchased	(16,181,132)	(169,274,710)	(3,465,443)	(37,245,350)
Net increase	297,489	$5,370,490	44,332,172	$493,858,566

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       42

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	298,674	$3,066,034	31,475	$350,000
Distributions reinvested	156	1,721	—	—
Repurchased	(10,000)	(102,200)	—	—
Net increase	288,830	$2,965,555	31,475	$350,000
Class NAV shares
Sold	467,709	$4,816,036	6,074,980	$63,166,089
Distributions reinvested	96,754	1,066,230	—	—
Repurchased	(3,450,788)	(37,441,771)	(4,276,251)	(46,027,477)
Net increase (decrease)	(2,886,325)	($31,559,505)	1,798,729	$17,138,612
Total net increase (decrease)	(320,290)	($1,854,146)	47,956,578	$531,191,705

Affiliates of the Trust owned 100% of shares of beneficial interest of Class NAV on April 30, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $482,098,276 and $395,711,192, respectively, for the six months ended April 30, 2016. Purchases to cover shorts and proceeds from short sales, amounted to $284,004,258 and $311,056,590, respectively, for the six months ended April 30, 2016.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, funds within the John Hancock group of funds complex held 26.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund Name	Affiliated concentration
John Hancock Funds II Alternative Asset Allocation Portfolio	10.2%
John Hancock Funds II Lifestyle Growth Portfolio	5.6%
John Hancock Funds II Lifestyle Balanced Portfolio	5.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       43

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Seaport Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292068	437SA 4/16 6/16

John Hancock

Enduring Assets Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for international equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum, but finished the period with modest losses. Aggressive economic stimulus measures from central banks in the eurozone and Japan provided a key source of support.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Enduring Assets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

Class A shares (without sales charge)
MSCI AC World Index
Morningstar world stock fund category average
1.94
–0.65
–1.56
–1.68
–5.13
–5.36
4.98
3.08
6 month
(cumulative)
1 year
Since inception
(12/20/13)

The MSCI AC World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The MSCI AC World Index finished with a slight loss

Despite a strong rally from mid-February onward, stocks lost ground due to the downturn that occurred in the first half of the period.

The fund outperformed its benchmark

Performance was helped by both individual stock selection and the fund's relatively high weighting in defensive market segments that outpaced the broader averages.

Commodity exposure was a headwind

Positions in energy-infrastructure stocks and energy-sensitive utilities lagged during the period, reflecting the downturn in the prices of oil and natural gas.

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

A note about risks

Since the fund is not managed to track a benchmark, its multiple strategies and focus on investments in certain sectors may lead it to lag broad market rallies. The fund is non-diversified and holds a limited number of securities, making it vulnerable to events affecting a single issuer. The fund's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly diversified funds. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Master limited partnerships and other energy companies are susceptible to changes in energy and commodity prices. Natural resource investments are subject to political and regulatory developments and the uncertainty of exploration. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Real estate investment trusts may decline in value, just like direct ownership of real estate. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       3

Discussion of fund performance

An interview with Portfolio Manager G. Thomas Levering, Wellington Management Company LLP

G. Thomas Levering
Portfolio Manager
Wellington Management Company LLP

How would you describe the market environment of the past six months?

The global equity markets closed the six-month reporting period just below the break-even mark, as measured by the loss of 0.65% posted by the fund's benchmark, the MSCI AC World Index. The final return number, while virtually flat, belies the high level of volatility that occurred from the beginning of November through the middle of February. During this interval, stocks fell sharply due to the unfavorable combination of slowing global growth, falling commodity prices, and concerns that the U.S. Federal Reserve (Fed) could raise interest rates several times in 2016.

This backdrop changed for the better in dramatic fashion during February, sparking a meaningful rally in the world stock markets. The Bank of Japan cut interest rates below zero, and the European Central Bank announced it would move rates further into negative territory. The Fed, for its part, made a series of statements indicating it would maintain its gradual, data-dependent approach to rate policy. These developments, in conjunction with a stabilization of global economic data, enabled the major stock indexes to recover almost all of the losses they experienced in the first half of the period.

Can you review your investment approach?

We invest in companies with physical assets with very long economic lives, typically measured in decades. These assets tend to have a built-in competitive advantage because they produce attractive returns that are set by regulations or long-term contracts. Examples include electric, gas, and water networks; power plants; oil and gas pipelines; and transportation infrastructure; as well as real estate, telecommunication, and natural resource stocks. Our primary valuation metric is intrinsic return, a measure of annualized value creation that combines free cash flow, the net present value of a company's growth investments, and the net present value of the company's pricing power.

What factors helped and hurt the fund's performance results?

Our unique strategy, while designed to produce longer-term outperformance, also proved well suited for the environment of the past six months. In contrast with the majority of 2015, when

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       4

"Our unique strategy, while designed to produce longer-term outperformance, also proved well suited for the environment of the past six months."
faster-growing companies and stocks with above-average price momentum generally outperformed, investors displayed a renewed appreciation for companies with low valuations, high yields, and enduring business models. Given the nature of our strategy, this backdrop was highly supportive of performance.

The fund had a large overweight position in utilities, which was a positive for performance given that the sector finished as one of the best-performing segments of the market. Utilities were helped by the decline in global bond yields (which made the sector's dividend yields more attractive on a relative basis) and the elevated demand for lower-risk assets. These factors—together with the overall health of the world property markets—also played a role in the outperformance of real estate investment trusts, another area in which the portfolio had an above-average weighting. Telecommunication and media stocks delivered healthy, market-beating returns as well, providing a tailwind to the fund's holdings in these areas. However, energy infrastructure stocks lagged the broader market due to the falling prices of oil and natural gas.

In terms of individual stocks, NTT DOCOMO, Inc., TransCanada Corp., and NextEra Energy, Inc. were among the top contributors to absolute performance. NTT DOCOMO, Japan's leading cell phone carrier, gained ground behind strong earnings results and the company's announcement that it will exceed the financial targets set for this year. In addition, the company revealed plans for a substantial stock buyback. TransCanada, a developer and operator of a pipeline network that connects with virtually all major natural gas basins in North America, strengthened on news that it

SECTOR COMPOSITION AS OF 4/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       5

raised nearly $4 billion to fund its acquisition of Columbia Pipeline Group. NextEra Energy reported better-than-expected results for the fourth quarter of 2015, and it surpassed its full-year financial guidance. Additionally, NextEra's regulated utility subsidiary—Florida Power & Light—posted higher revenues from stronger growth in its customer base.

The leading detractors from absolute performance included Enbridge, Inc., Enbridge Energy Management LLC, and China Longyuan Power Group Corp.

Enbridge, Inc. is the parent company of Enbridge Energy Management, which operates petroleum and natural gas midstream businesses in the United States. Worries about the effect that a prolonged period of low oil prices would have on the energy infrastructure industry weighed on both stocks. We eliminated Enbridge, Inc. and trimmed the position in Enbridge Energy Management, reflecting our belief that low crude oil prices will affect the company's oil-producing customers for longer than expected. China Longyuan Power's stock underperformed on increasing concerns that the slowing Chinese economy would delay investments in green energy. Believing the company will be a beneficiary of China's long-term need for cleaner energy sources, we elected to keep the position.

What are some of the changes you made to the fund's portfolio during the period?

We believe the fund's geographic diversification and emphasis on stable businesses will help it achieve our long-term return objectives. Given the long-term nature of the underlying assets held by the companies in the portfolio, the fund's turnover remained low.

We initiated a position in Avangrid, Inc., a U.S. utility and renewable power generator. Avangrid is the result of a merger between Iberdrola USA and UIL Holdings, which combined two higher-growth utilities and created the second-largest wind farm owner in the United States. We believe

TOP 10 COUNTRIES AS OF 4/30/16 (%)

United States	29.6
Hong Kong	12.1
United Kingdom	9.8
Canada	6.9
France	6.7
Japan	6.2
Italy	5.9
China	4.9
Spain	4.2
South Korea	3.1
TOTAL	89.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       6

significant growth opportunities and sector-leading balance sheet strength should allow Avangrid to deliver strong shareholder returns. The fund did not hold Iberdrola at the time of the merger.

We rotated the proceeds of the Enbridge sale into Spectra Energy Corp., which is also a North American midstream energy company. However, the swap increased the portfolio's exposure to natural gas infrastructure relative to oil, and we think Spectra has a better balance sheet and a more compelling valuation. We also sold out of Telenor ASA and initiated a position in SES SA. Our switch between these stocks reduced the fund's allocation to the emerging markets and offered an entry into a less competitive and more attractive subsector (satellite ownership and operation).

Do you have any closing thoughts?

We are gratified that the fund fulfilled our goal of providing stable returns in a down market. Perhaps even more important, the companies we hold in the portfolio continued to deliver positive results in terms of their earnings, cash flow, and dividend growth, an indication that our bottom-up, research-based process worked well during the past six months.

MANAGED BY

G. Thomas Levering On the fund since 2013 Investing since 1993

TOP 10 HOLDINGS AS OF 4/30/16 (%)

UGI Corp.	4.9
NTT DOCOMO, Inc.	4.7
NextEra Energy, Inc.	4.4
National Grid PLC	4.2
Equity LifeStyle Properties, Inc.	3.9
Cheung Kong Infrastructure Holdings, Ltd.	3.7
Avangrid, Inc.	3.7
TransCanada Corp.	3.6
Suez Environnement Company	3.5
Guangdong Investment, Ltd.	3.5
TOTAL	40.1
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of G. Thomas Levering, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-6.60	2.73	-3.16	6.56
Class C2	-3.46	4.39	0.60	10.67
Class I3	-1.43	5.28	2.12	12.92
Class R6[3]	-1.28	5.43	2.17	13.29
Class NAV[3]	-1.27	5.46	2.17	13.37
Index†	-5.13	3.08	-0.65	7.42

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.78	2.48	1.47	1.38	1.37
Net (%)	1.78	2.48	1.47	1.37	1.37

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI AC World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Enduring Assets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI AC World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	11,067	11,067	10,742
Class I3	12-20-13	11,292	11,292	10,742
Class R6[3]	12-20-13	11,329	11,329	10,742
Class NAV[3]	12-20-13	11,337	11,337	10,742

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The MSCI AC World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5-16-14. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class C. Had the returns reflected Class C expenses, returns would be lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.40	$8.94	1.78%
Class C	1,000.00	1,016.00	12.58	2.51%
Class I	1,000.00	1,021.20	7.49	1.49%
Class R6	1,000.00	1,021.70	6.94	1.38%
Class NAV	1,000.00	1,021.70	6.94	1.38%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.00	$8.92	1.78%
Class C	1,000.00	1,012.40	12.56	2.51%
Class I	1,000.00	1,017.50	7.47	1.49%
Class R6	1,000.00	1,018.00	6.92	1.38%
Class NAV	1,000.00	1,018.00	6.92	1.38%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 94.4%		$115,456,735
(Cost $100,913,652)
Canada 6.9%		8,445,771
Canadian National Railway Company	60,614	3,732,396
TransCanada Corp.	104,770	4,350,456
TransCanada Corp., Subscription Receipt	9,200	362,919
China 4.9%		5,964,359
China Longyuan Power Group Corp., H Shares	4,318,348	2,987,639
ENN Energy Holdings, Ltd.	610,279	2,976,720
France 6.7%		8,140,072
Suez Environnement Company (L)	233,748	4,307,890
Vinci SA (L)	51,309	3,832,182
Hong Kong 12.1%		14,764,800
Beijing Enterprises Holdings, Ltd.	400,510	2,088,808
Cheung Kong Infrastructure Holdings, Ltd.	485,423	4,581,137
Guangdong Investment, Ltd.	3,014,106	4,256,102
Power Assets Holdings, Ltd.	403,481	3,838,753
Italy 5.9%		7,240,614
Enel SpA	868,245	3,946,023
Snam SpA	538,737	3,294,591
Japan 6.2%		7,638,863
NTT DOCOMO, Inc.	238,095	5,710,465
Osaka Gas Company, Ltd.	534,898	1,928,398
Luxembourg 2.3%		2,838,100
SES SA	103,881	2,838,100
South Korea 3.1%		3,798,495
Korea Electric Power Corp., ADR	141,208	3,798,495
Spain 4.2%		5,112,102
Gas Natural SDG SA	117,798	2,456,442
Red Electrica Corp. SA	29,694	2,655,660
Switzerland 2.7%		3,306,280
Flughafen Zuerich AG (I)	3,599	3,306,280
United Kingdom 9.8%		11,992,828
National Grid PLC	359,565	5,130,492
Severn Trent PLC	113,070	3,686,122
SSE PLC	143,762	3,176,214

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       12

		Shares	Value
United States 29.6%			$36,214,451
	American Tower Corp.	38,212	4,007,675
	Avangrid, Inc. (I)	113,343	4,545,054
	Comcast Corp., Class A	60,502	3,676,102
	Enbridge Energy Management LLC (L)	50,435	1,068,718
	Equity LifeStyle Properties, Inc.	69,494	4,759,644
	NextEra Energy, Inc.	46,099	5,420,320
	PG&E Corp.	70,191	4,085,116
	Spectra Energy Corp.	84,910	2,655,136
	UGI Corp.	149,023	5,996,686
	Yield (%)	Shares	Value
Securities lending collateral 7.1%			$8,697,934
(Cost $8,698,142)
John Hancock Collateral Trust (W)	0.5148(Y)	869,220	8,697,934
		Par value^	Value
Short-term investments 5.2%			$6,300,000
(Cost $6,300,000)
Repurchase agreement 5.2%			6,300,000
	Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $6,300,147 on 5-2-16, collateralized by $6,430,000 U.S. Treasury Notes, 0.625% due 9-30-17 (valued at $6,426,626, including interest)	6,300,000	6,300,000
Total investments (Cost $115,911,794)† 106.7%			$130,454,669
Other assets and liabilities, net (6.7%)			($8,175,398)
Total net assets 100.0%			$122,279,271

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $117,027,053. Net unrealized appreciation aggregated to $13,427,616, of which $17,877,452 related to appreciated investment securities and $4,449,836 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $107,213,652) including $8,358,418 of securities loaned	$121,756,735
Affiliated investments, at value (Cost $8,698,142)	8,697,934
Total investments, at value (Cost $115,911,794)	130,454,669
Cash	14,232
Foreign currency, at value (Cost $136,795)	138,726
Receivable for fund shares sold	142,265
Dividends and interest receivable	244,468
Receivable for securities lending income	6,380
Other receivables and prepaid expenses	38,342
Total assets	131,039,082
Liabilities
Payable for fund shares repurchased	751
Payable upon return of securities loaned	8,698,140
Payable to affiliates
Accounting and legal services fees	1,364
Transfer agent fees	270
Trustees' fees	243
Other liabilities and accrued expenses	59,043
Total liabilities	8,759,811
Net assets	$122,279,271
Net assets consist of
Paid-in capital	$113,738,656
Undistributed net investment income	135,528
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,147,244)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	14,552,331
Net assets	$122,279,271

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,084,726 ÷ 191,399 shares)[1]	$10.89
Class C ($370,843 ÷ 34,294 shares)[1]	$10.81
Class I ($146,354 ÷ 13,414 shares)	$10.91
Class R6 ($109,190 ÷ 10,000 shares)	$10.92
Class NAV ($119,568,158 ÷ 10,947,658 shares)	$10.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.46

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       14

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$1,422,728
Securities lending	31,522
Interest	5,810
Less foreign taxes withheld	(108,717)
Total investment income	1,351,343
Expenses
Investment management fees	778,363
Distribution and service fees	6,890
Accounting and legal services fees	12,130
Transfer agent fees	2,501
Trustees' fees	1,112
State registration fees	33,180
Printing and postage	9,276
Professional fees	26,346
Custodian fees	19,783
Registration and filing fees	13,894
Other	5,089
Total expenses	908,564
Less expense reductions	(4,728)
Net expenses	903,836
Net investment income	447,507
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,648,844)
Affiliated investments	125
(4,648,719)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,195,108
Affiliated investments	(185)
6,194,923
Net realized and unrealized gain	1,546,204
Increase in net assets from operations	$1,993,711

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$447,507	$2,171,356
Net realized gain (loss)	(4,648,719)	1,464,964
Change in net unrealized appreciation (depreciation)	6,194,923	(3,785,519)
Increase (decrease) in net assets resulting from operations	1,993,711	(149,199)
Distributions to shareholders
From net investment income
Class A	(7,668)	(192,192)
Class C	—	(22,197)
Class I	(301)	(3,128)
Class R6	(302)	(2,549)
Class NAV	(387,827)	(3,664,983)
Total distributions	(396,098)	(3,885,049)
From fund share transactions	(21,966,666)	(10,869,195)
Total decrease	(20,369,053)	(14,903,443)
Net assets
Beginning of period	142,648,324	157,551,767
End of period	$122,279,271	$142,648,324
Undistributed net investment income	$135,528	$84,119

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       16

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.70		$10.99	$10.00
Net investment income[3]	0.01		0.10	0.10	[4]
Net realized and unrealized gain (loss) on investments	0.20		(0.17)	0.98
Total from investment operations	0.21		(0.07)	1.08
Less distributions
From net investment income	(0.02)		(0.22)	(0.09)
Net asset value, end of period	$10.89		$10.70	$10.99
Total return (%)[5,6]	1.94	[7]	(0.69)	10.80	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$5	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[8]	1.85	2.28	[8]
Expenses including reductions	1.78	[8]	1.83	1.90	[8]
Net investment income	0.25	[8]	0.95	1.10	[4,8]
Portfolio turnover (%)	13		35	17

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the period.
7	Not annualized.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       17

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.64		$11.00	$10.80
Net investment loss[3]	(0.02)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.19		(0.14)	0.28
Total from investment operations	0.17		(0.17)	0.26
Less distributions
From net investment income	—		(0.19)	(0.06)
Net asset value, end of period	$10.81		$10.64	$11.00
Total return (%)[4,5]	1.60	[6]	(1.58)	2.43	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.52	[8]	3.18	3.49	[8]
Expenses including reductions	2.51	[8]	2.60	2.60	[8]
Net investment loss	(0.38	) [8]	(0.29)	(0.40	) [8]
Portfolio turnover (%)	13		35	17	[9]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class C shares is 5-16-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 12-20-13 to 10-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       18

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.71		$11.00	$10.00
Net investment income[3]	0.03		0.14	0.24	[4]
Net realized and unrealized gain (loss) on investments	0.20		(0.19)	0.87
Total from investment operations	0.23		(0.05)	1.11
Less distributions
From net investment income	(0.03)		(0.24)	(0.11)
Net asset value, end of period	$10.91		$10.71	$11.00
Total return (%)[5]	2.12	[6]	(0.44)	11.07	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[8]	6.36	15.29	[8]
Expenses including reductions	1.49	[8]	1.52	1.60	[8]
Net investment income	0.64	[8]	1.26	2.58	[4,8]
Portfolio turnover (%)	13		35	17

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       19

Class R6 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.72		$11.00	$10.00
Net investment income[3]	0.04		0.16	0.29	[4]
Net realized and unrealized gain (loss) on investments	0.19		(0.18)	0.82
Total from investment operations	0.23		(0.02)	1.11
Less distributions
From net investment income	(0.03)		(0.26)	(0.11)
Net asset value, end of period	$10.92		$10.72	$11.00
Total return (%)[5]	2.17	[6]	(0.22)	11.13	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	[8]	7.86	20.14	[8]
Expenses including reductions	1.38	[8]	1.34	1.50	[8]
Net investment income	0.73	[8]	1.46	3.15	[4,8]
Portfolio turnover (%)	13		35	17

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       20

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.72		$11.01	$10.00
Net investment income[3]	0.04		0.15	0.28	[4]
Net realized and unrealized gain (loss) on investments	0.19		(0.18)	0.85
Total from investment operations	0.23		(0.03)	1.13
Less distributions
From net investment income	(0.03)		(0.26)	(0.12)
Net asset value, end of period	$10.92		$10.72	$11.01
Total return (%)[5]	2.17	[6]	(0.28)	11.28	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$120		$137	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	[7]	1.35	1.38	[7]
Expenses including reductions	1.38	[7]	1.34	1.37	[7]
Net investment income	0.71	[7]	1.41	3.03	[4,7]
Portfolio turnover (%)	13		35	17

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Enduring Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       22

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant Observable inputs	Level 3 significant unobservable inputs
Common stocks
Canada	$8,445,771	$8,082,852	$362,919	—
China	5,964,359	—	5,964,359	—
France	8,140,072	—	8,140,072	—
Hong Kong	14,764,800	—	14,764,800	—
Italy	7,240,614	—	7,240,614	—
Japan	7,638,863	—	7,638,863	—
Luxembourg	2,838,100	—	2,838,100	—
South Korea	3,798,495	3,798,495	—	—
Spain	5,112,102	—	5,112,102	—
Switzerland	3,306,280	—	3,306,280	—
United Kingdom	11,992,828	—	11,992,828	—
United States	36,214,451	36,214,451	—	—
Securities lending collateral	8,697,934	8,697,934	—	—
Short-term investments	6,300,000	—	6,300,000	—
Total investments in securities	$130,454,669	$56,793,732	$73,660,937	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       23

reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2016, the fund loaned common stocks valued at $8,358,418 and received $8,698,140 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       24

custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016 were $750. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2015, the fund has a short-term capital loss carryforward of $385,091 available to offset future net realized capital gains. This carryforward does not expire.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.200% of the first $250 million of the fund's average daily net assets; and (b) 1.150% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees to 2.60% for Class C shares of the fund's average daily net assets. The current expense reimbursements and limits will continue in effect until at least February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets. The waiver expires on February 28, 2017, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2016, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$128	Class R6	$13
Class C	11	Class NAV	4,571
Class I	5	Total	$4,728

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 1.19% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       26

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,375 for the six months ended April 30, 2016. Of this amount, $385 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,970 was paid as sales commissions to broker-dealers and $20 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, there were no CDSCs received by the distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,360	$2,230
Class C	1,530	193
Class I	—	69
Class R6	—	9
Total	$6,890	$2,501

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       27

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Period ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	31,956	$340,123	578,363	$6,317,970
Distributions reinvested	627	6,405	17,369	187,196
Repurchased	(311,079)	(3,086,436)	(730,072)	(7,734,653)
Net decrease	(278,496)	($2,739,908)	(134,340)	($1,229,487)
Class C shares
Sold	7,138	$73,330	41,777	$454,284
Distributions reinvested	—	—	1,883	20,258
Repurchased	(3,513)	(36,259)	(201,940)	(2,155,871)
Net increase (decrease)	3,625	$37,071	(158,280)	($1,681,329)
Class I shares
Sold	1,362	$14,582	1,031	$11,309
Distributions reinvested	5	51	67	723
Repurchased	(1)	(10)	(2,518)	(27,550)
Net increase (decrease)	1,366	$14,623	(1,420)	($15,518)
Class NAV shares
Sold	246,178	$2,585,267	2,871,045	$31,092,210
Distributions reinvested	37,910	387,827	341,034	3,664,983
Repurchased	(2,121,521)	(22,251,546)	(3,927,092)	(42,700,054)
Net decrease	(1,837,433)	($19,278,452)	(715,013)	($7,942,861)
Total net decrease	(2,110,938)	($21,966,666)	(1,009,053)	($10,869,195)

There were no fund share transactions for Class R6 for the periods ended April 30, 2016 and October 31, 2015.

Affiliates of the fund owned 75%, 100% and 100% of shares of beneficial interest of Class I, Class R6 and Class NAV shares, respectively, on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $16,413,058 and $40,262,497, respectively, for the six months ended April 30, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       28

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, funds within the John Hancock group of funds complex held 97.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Conservative Portfolio	47.9%
John Hancock Funds II Alternative Asset Allocation Portfolio	32.7%
John Hancock Funds II Lifestyle Moderate Portfolio	17.2%

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       29

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ENDURING ASSETS FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Enduring Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292059	438SA 4/16 6/16

John Hancock

Small Cap Core Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
10	Financial statements
13	Financial highlights
15	Notes to financial statements
20	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Retail Opportunity Investments Corp.	2.4
Central Garden & Pet Company, Class A	2.3
Urban Edge Properties	2.3
Hudson Pacific Properties, Inc.	2.2
EPR Properties	2.1
Bio-Rad Laboratories, Inc., Class A	2.1
American Assets Trust, Inc.	2.1
The Cooper Companies, Inc.	2.0
Copart, Inc.	1.9
EMCOR Group, Inc.	1.9
TOTAL	21.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class I	1,000.00	$1,027.70	$5.50	1.09%
Class NAV	1,000.00	1,027.90	4.89	0.97%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       4

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class I	1,000.00	$1,019.40	$5.47	1.09%
Class NAV	1,000.00	1,020.00	4.87	0.97%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       5

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 98.6%		$143,390,698
(Cost $132,719,608)
Consumer discretionary 12.9%		18,802,914
Auto components 2.1%
Gentherm, Inc. (I)	27,427	1,007,664
Tenneco, Inc. (I)	38,986	2,077,954
Hotels, restaurants and leisure 3.5%
Del Frisco's Restaurant Group, Inc. (I)	91,270	1,453,931
Fiesta Restaurant Group, Inc. (I)	35,725	1,147,130
Vail Resorts, Inc.	19,775	2,563,631
Household durables 0.8%
Tupperware Brands Corp.	19,985	1,160,529
Internet and catalog retail 1.1%
HSN, Inc.	29,745	1,577,377
Media 2.8%
AMC Entertainment Holdings, Inc., Class A	75,442	2,125,956
Cinemark Holdings, Inc.	55,803	1,933,574
Specialty retail 2.6%
Build-A-Bear Workshop, Inc. (I)	104,525	1,376,594
The Finish Line, Inc., Class A	66,618	1,315,706
Urban Outfitters, Inc. (I)	35,055	1,062,868
Consumer staples 5.4%		7,902,897
Food products 1.0%
Amira Nature Foods, Ltd. (I)	207,693	1,505,774
Household products 3.6%
Central Garden & Pet Company, Class A (I)	206,082	3,357,076
Orchids Paper Products Company	58,835	1,804,469
Personal products 0.8%
Inter Parfums, Inc.	40,352	1,235,578
Energy 1.3%		1,891,991
Energy equipment and services 1.3%
Patterson-UTI Energy, Inc.	95,797	1,891,991
Financials 22.9%		33,302,504
Banks 7.9%
Access National Corp.	36,645	720,441
Banner Corp.	59,507	2,545,710
BBCN Bancorp, Inc.	148,265	2,315,899
Brookline Bancorp, Inc.	132,642	1,509,466
Columbia Banking System, Inc.	56,459	1,664,976

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       6

	Shares	Value
Financials (continued)
Banks (continued)
Park Sterling Corp.	185,961	$1,357,515
Univest Corp. of Pennsylvania	71,889	1,419,089
Capital markets 4.0%
Evercore Partners, Inc., Class A	25,069	1,294,563
Golub Capital BDC, Inc.	98,010	1,720,076
Moelis & Company, Class A	70,451	1,980,378
PennantPark Floating Rate Capital, Ltd.	62,516	741,440
Real estate investment trusts 11.0%
American Assets Trust, Inc.	76,984	3,053,955
EPR Properties	47,386	3,121,790
Hudson Pacific Properties, Inc.	106,966	3,128,756
Retail Opportunity Investments Corp.	174,807	3,438,454
Urban Edge Properties	126,831	3,289,996
Health care 16.2%		23,578,298
Biotechnology 2.9%
ACADIA Pharmaceuticals, Inc. (I)	18,315	591,575
Adamas Pharmaceuticals, Inc. (I)	29,611	499,834
Emergent BioSolutions, Inc. (I)	67,919	2,616,240
Halozyme Therapeutics, Inc. (I)	55,708	587,719
Health care equipment and supplies 7.3%
Cardiovascular Systems, Inc. (I)	107,623	1,504,570
Derma Sciences, Inc. (I)	422,401	1,469,955
Greatbatch, Inc. (I)	51,790	1,802,292
Integra LifeSciences Holdings Corp. (I)	21,830	1,546,001
Merit Medical Systems, Inc. (I)	58,001	1,174,520
Syneron Medical, Ltd., ADR (I)	38,179	272,216
The Cooper Companies, Inc.	18,777	2,874,383
Health care providers and services 1.0%
Patterson Companies, Inc.	27,567	1,195,029
Sharps Compliance Corp. (I)	44,625	202,598
Life sciences tools and services 3.8%
Bio-Rad Laboratories, Inc., Class A (I)	21,983	3,118,289
Enzo Biochem, Inc. (I)	473,540	2,358,229
Pharmaceuticals 1.2%
Aratana Therapeutics, Inc. (I)	90,817	545,810
Nektar Therapeutics (I)	43,419	680,810
Omeros Corp. (I)	40,621	538,228
Industrials 18.4%		26,738,011
Aerospace and defense 1.5%
Esterline Technologies Corp. (I)	31,718	2,177,758

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       7

	Shares	Value
Industrials (continued)
Building products 1.7%
Simpson Manufacturing Company, Inc.	65,778	$2,473,253
Commercial services and supplies 5.8%
ABM Industries, Inc.	66,158	2,128,303
Copart, Inc. (I)	64,858	2,778,517
Deluxe Corp.	21,865	1,372,685
UniFirst Corp.	20,124	2,181,039
Construction and engineering 1.9%
EMCOR Group, Inc.	55,576	2,694,324
Machinery 5.7%
CIRCOR International, Inc.	39,602	2,235,533
CLARCOR, Inc.	37,385	2,197,116
Luxfer Holdings PLC, ADR	141,389	1,816,849
The Timken Company	58,124	2,070,958
Trading companies and distributors 1.8%
Watsco, Inc.	19,422	2,611,676
Information technology 17.7%		25,715,841
Electronic equipment, instruments and components 0.6%
AVX Corp.	63,210	835,636
Internet software and services 3.7%
Five9, Inc. (I)	178,229	1,648,618
LogMeIn, Inc. (I)	32,828	1,959,832
RetailMeNot, Inc. (I)	220,123	1,855,637
Semiconductors and semiconductor equipment 2.7%
Integrated Device Technology, Inc. (I)	80,199	1,546,237
MKS Instruments, Inc.	28,788	1,032,338
ON Semiconductor Corp. (I)	137,301	1,300,240
Software 10.7%
Barracuda Networks, Inc. (I)	45,606	803,578
Cadence Design Systems, Inc. (I)	76,403	1,771,786
Fleetmatics Group PLC (I)	32,479	1,177,364
Interactive Intelligence Group, Inc. (I)	56,488	2,099,659
Monotype Imaging Holdings, Inc.	65,644	1,446,137
NICE-Systems, Ltd., ADR	30,152	1,925,205
Qualys, Inc. (I)	50,032	1,259,806
SS&C Technologies Holdings, Inc.	30,703	1,877,488
Synchronoss Technologies, Inc. (I)	63,579	1,975,400
Verint Systems, Inc. (I)	35,487	1,200,880
Materials 1.3%		1,826,052
Chemicals 1.3%
HB Fuller Company	40,833	1,826,052

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       8

	Shares	Value
Utilities 2.5%		$3,632,190
Electric utilities 1.5%
Portland General Electric Company	53,279	2,116,242
Multi-utilities 1.0%
Unitil Corp.	38,359	1,515,948
Total investments (Cost $132,719,608)† 98.6%		$143,390,698
Other assets and liabilities, net 1.4%		$1,963,501
Total net assets 100.0%		$145,354,199

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $132,946,195. Net unrealized appreciation aggregated to $10,444,503, of which $17,754,096 related to appreciated investment securities and $7,309,593 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       9

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $132,719,608)	$143,390,698
Cash	3,720,273
Receivable for investments sold	441,446
Dividends receivable	97,807
Other receivables and prepaid expenses	612
Total assets	147,650,836
Liabilities
Payable for investments purchased	2,062,469
Payable for fund shares repurchased	198,822
Payable to affiliates
Accounting and legal services fees	1,864
Transfer agent fees	44
Trustees' fees	248
Other liabilities and accrued expenses	33,190
Total liabilities	2,296,637
Net assets	$145,354,199
Net assets consist of
Paid-in capital	$143,083,564
Undistributed net investment income	445,370
Accumulated net realized gain (loss) on investments	(8,845,825)
Net unrealized appreciation (depreciation) on investments	10,671,090
Net assets	$145,354,199

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class I ($484,054 ÷ 48,545 shares)	$9.97
Class NAV ($144,870,145 ÷ 14,530,142 shares)	$9.97

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       10

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$1,433,197
Less foreign taxes withheld	(1,337)
Total investment income	1,431,860
Expenses
Investment management fees	654,650
Distribution and service fees	100
Accounting and legal services fees	13,602
Transfer agent fees	267
Trustees' fees	1,219
Professional fees	21,497
Custodian fees	9,674
Registration and filing fees	8,037
Other	4,530
Total expenses	713,576
Less expense reductions	(5,299)
Net expenses	708,277
Net investment income	723,583
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(8,618,868)
(8,618,868)
Change in net unrealized appreciation (depreciation) of
Investments	11,569,628
11,569,628
Net realized and unrealized gain	2,950,760
Increase in net assets from operations	$3,674,343

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$723,583	$593,542
Net realized gain (loss)	(8,618,868)	1,832,208
Change in net unrealized appreciation (depreciation)	11,569,628	(2,051,699)
Increase in net assets resulting from operations	3,674,343	374,051
Distributions to shareholders
From net investment income
Class A1	(95)	—
Class I	(1,449)	—
Class NAV	(747,543)	(189,065)
From net realized gain
Class A1	(1,028)	(1,969)
Class I	(4,124)	(5,554)
Class NAV	(1,594,852)	(3,302,520)
Total distributions	(2,349,091)	(3,499,108)
From fund share transactions	(9,745,146)	(12,932,949)
Total decrease	(8,419,894)	(16,058,006)
Net assets
Beginning of period	153,774,093	169,832,099
End of period	$145,354,199	$153,774,093
Undistributed net investment income	$445,370	$470,874

1	All Class A shares were redeemed on 3-10-16

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       12

Financial highlights

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.85		$10.08	$10.00
Net investment income (loss)[3]	0.04		0.03	—	[4]
Net realized and unrealized gain (loss) on investments	0.22		(0.06)	0.08
Total from investment operations	0.26		(0.03)	0.08
Less distributions
From net investment income	(0.04)		—	—
From net realized gain	(0.10)		(0.20)	—
Total distributions	(0.14)		(0.20)	—
Net asset value, end of period	$9.97		$9.85	$10.08
Total return (%)[5]	2.77	[6]	(0.35)	0.80	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[8]	1.09	1.12	[8]
Expenses including reductions	1.09	[8]	1.09	1.11	[8]
Net investment income (loss)	0.89	[8]	0.28	(0.03	) [8]
Portfolio turnover (%)	38		68	59

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       13

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$9.85		$10.09	$10.00
Net investment income[3]	0.05		0.04	—	[4]
Net realized and unrealized gain (loss) on investments	0.22		(0.07)	0.09
Total from investment operations	0.27		(0.03)	0.09
Less distributions
From net investment income	(0.05)		(0.01)	—
From net realized gain	(0.10)		(0.20)	—
Total distributions	(0.15)		(0.21)	—
Net asset value, end of period	$9.97		$9.85	$10.09
Total return (%)[5]	2.79	[6]	(0.23)	0.90	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$145		$153	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[7]	0.98	1.00	[7]
Expenses including reductions	0.97	[7]	0.97	0.99	[7]
Net investment income	1.00	[7]	0.37	0.04	[7]
Portfolio turnover (%)	38		68	59

1	Six months ended 4-30-16. Unaudited.
2	Period from 12-20-13 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       14

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

All Class A shares were redeemed on March 10, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       15

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $752. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       16

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $500 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement), (b) 0.850% of the next $500 million of the fund's aggregate average daily net assets, and (c) 0.800% of the fund's aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $2, $15, and $5,282 for Class A, Class I and Class NAV shares, respectively, for the six months ended April 30, 2016.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.89% of the fund's aggregate average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's aggregate average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of Class A shares.

Sales charges. Class A shares may be subject to up-front sales changes. For the six months ended April 30, 2016, no sales charges were assessed.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       17

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$100	$41
Class I	—	226
Total	$100	$267

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares[1]
Repurchased	(10,000)	($92,610)	—	—
Net decrease	(10,000)	($92,610)	—	—
Class I shares
Sold	17,994	$167,702	11,530	$117,255
Distributions reinvested	431	4,184	380	3,585
Repurchased	(10,000)	(93,000)	—	—
Net increase	8,425	$78,886	11,910	$120,840
Class NAV shares
Sold	21,514	$204,403	94,758	$930,041
Distributions reinvested	241,484	2,342,395	369,871	3,491,585
Repurchased	(1,289,306)	(12,278,220)	(1,696,242)	(17,475,415)
Net decrease	(1,026,308)	($9,731,422)	(1,231,613)	($13,053,789)
Total net decrease	(1,027,883)	($9,745,146)	(1,219,703)	($12,932,949)

1 All Class A shares were redeemed on 3-10-16.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       18

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $55,081,167 and $64,082,358, respectively, for the six months ended April 30, 2016.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, funds within the John Hancock group of funds complex held 99.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	44.5%
John Hancock Funds II Lifestyle Balanced Portfolio	33.7%
John Hancock Funds II Lifestyle Aggressive Portfolio	21.5%

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       19

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       20

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
445SA 4/16 6/16

John Hancock

Value Equity Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Value Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation over the long term.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

Class A shares (without sales charge)
Russell 1000 Value Index
Morningstar large value fund category average
1.93
0.34
–1.58
–2.99
–0.40
–2.54
1.15
2.45
6 month
(cumulative)
1 year
Since inception
(6/26/14)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Heightened volatility buffeted U.S. stocks

The U.S. equity market edged higher as global economic uncertainty led to considerable market volatility during the period.

Stock selection contributed to lagging results

Security selection, particularly in the consumer discretionary sector, contributed to the fund's underperformance of its benchmark, the Russell 1000 Value Index.

Technology added value

Stock selection in the information technology sector contributed positively to relative results.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

Large company stocks could fall out of favor and the stock prices of small and midsize companies may be more volatile and less liquid than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in foreign securities may entail the risk of currency fluctuations or heightened economic and political instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Mark Giambrone, Barrow, Hanley, Mewhinney & Strauss, LLC

Mark Giambrone
Portfolio Manager
Barrow, Hanley, Mewhinney &Strauss

Can you describe the market environment over the past six months?

U.S. stocks edged higher in an extremely volatile six-month period. Stocks were choppy early in the period in anticipation of the U.S. Federal Reserve's first short-term interest-rate increase in nine years, which occurred in December 2015. Elsewhere in the world, however, central banks continued to lower interest rates, with some European countries and Japan falling into negative territory.

Volatility continued in early 2016 as fears over slowing economic growth in China led to further declines in oil and commodity prices, sending the broad U.S. equity indexes down by more than 10% in the first six weeks of the year. However, as commodity prices stabilized and began to recover during the latter half of the six-month period, investors' appetites for risk returned, and stocks generally rallied through the end of the period.

For the six months, the broad S&P 500 Index returned 0.43%. After lagging throughout much of 2015, value stocks outperformed the broader market during the period as the fund's benchmark, the Russell 1000 Value Index, returned 1.93%.

In this environment, how did the fund perform compared with its benchmark?

The fund declined slightly for the reporting period, trailing the performance of its benchmark. Our value-oriented investment approach is focused on bottom-up stock selection with an emphasis on stocks with inexpensive valuations, strong balance sheets, and above-average dividend yields. One challenge to this approach for the six-month period was the outperformance of stocks with higher valuations, as measured by the price-to-earnings ratio. In addition, stocks with the highest dividend yields outperformed for the period, but the fund had limited exposure to those stocks because strong investor demand for yield had driven their valuations to unattractive levels. Individual stock selection was also a drag on performance compared with the benchmark, particularly in the consumer discretionary and financials sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       4

"Volatility continued in early 2016 as fears over slowing economic growth in China led to further declines in oil and commodity prices, sending the broad U.S. equity indexes down ..."

Can you give some examples?

The fund's holdings of cruise ship operators Royal Caribbean Cruises, Ltd., Norwegian Cruise Line Holdings, Ltd., and Carnival Corp. detracted the most from relative results. All three stocks were adversely affected by the rebound in oil prices over the latter half of the period, as fuel is a meaningful component of the cost structure for cruise line operators. Slowing global economic growth was also a headwind; in particular, Royal Caribbean has greater exposure to China than many of its competitors, and concerns about a weaker economic climate in China weighed on the stock.

Another notable detractor in the consumer discretionary sector was apparel maker Hanesbrands, Inc. The company reported lower-than-expected earnings for the fourth quarter of 2015 and provided a disappointing outlook for 2016, leading to a decline in the stock. Nonetheless, Hanesbrands continued to deliver solid cash flow growth and improving profit margins, and we remain positive on the stock.

What other holdings detracted from relative results?

Pharmaceutical firm Sanofi, ADR was a meaningful detractor in the healthcare sector. Controversy over the dismissal of the company's CEO and the impending patent expiration of one of its largest selling drugs put downward pressure on the stock. In our view, these issues overshadowed the

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Citigroup, Inc.	2.2
Capital One Financial Corp.	2.0
JPMorgan Chase & Co.	2.0
Altria Group, Inc.	1.9
Carnival Corp.	1.9
Texas Instruments, Inc.	1.7
Wells Fargo & Company	1.7
Occidental Petroleum Corp.	1.7
Nielsen Holdings PLC	1.7
Air Products & Chemicals, Inc.	1.7
TOTAL	18.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       5

"The market volatility during the six-month period provided us with opportunities to add a number of attractively valued stocks to the portfolio."
diversity and strength of Sanofi's overall business, with a substantial majority of the company's sales coming from a diverse portfolio of products with no patent issues.

Spirit AeroSystems Holdings, Inc., which manufactures airplane systems, was also a noteworthy detractor. The company is undergoing a turnaround to improve profitability in its core operations and to curtail cash losses on development programs. Although Spirit reported strong earnings during the period, the ripple effect of disappointing guidance from one of the company's major customers led to a sell-off in the stock. We see the decline as an overreaction by the market and remain confident in the stock.

Shifting gears, what holdings aided performance versus the benchmark?

Stock selection was most successful in the information technology sector, largely because of the strong performance of semiconductor manufacturer Fairchild Semiconductor International, Inc. Fairchild rallied sharply after agreeing to be acquired by a competitor in late 2015. We subsequently eliminated the fund's position in the stock.

Other leading performance contributors included healthcare provider UnitedHealth Group, Inc. and media research firm Nielsen Holdings PLC. UnitedHealth continued to benefit from strong growth in its pharmacy benefit management unit and a benign cost trend in its insurance operations, and we continue to see upside in the stock. Nielsen, a fairly new position in the portfolio, has two businesses—Watch, which measures traditional and nontraditional video viewership, and Buy, which provides retail transactional measurement data to consumer goods companies. The stock outperformed during the period as the company reported earnings that consistently exceeded expectations.

Telecommunication services provider Verizon Communications, Inc. was another strong contributor to fund performance. Verizon continued to report solid earnings, maintaining its profit margins and cash flow despite intense price competition in its domestic wireless business. The stock still trades at a discount to its historical valuation and offers an attractive dividend yield.

What changes did you make to the portfolio during the period?

The market volatility during the six-month period provided us with opportunities to add a number of attractively valued stocks to the portfolio. We initiated positions in multinational conglomerate Berkshire Hathaway, Inc., pharmacy benefits manager Express Scripts Holding Company, specialty

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       6

chemicals producer LyondellBasell Industries NV, safety products maker Tyco International PLC, and insurance firm Willis Tower Watson PLC.

We also eliminated seven stocks from the portfolio during the six months. In addition to Fairchild Semiconductor, we sold pharmacy retailer CVS Health Corp., auto parts maker Delphi Automotive PLC, and regional bank First Niagara Financial Group, Inc. as they became fully valued, in our estimation. We sold industrial equipment maker SPX Flow, Inc., offshore energy driller Seadrill, Ltd., and mining equipment manufacturer Joy Global, Inc., given the macroeconomic headwinds and no signs of a near-term catalyst for improvement.

MANAGED BY

Mark Giambrone On the fund since inception Investing since 1992
Michael Nayfa, CFA On the fund since inception Investing since 2002
Terry Pelzel, CFA On the fund since inception Investing since 2005

The views expressed in this report are exclusively those of Mark Giambrone, Barrow, Hanley, Mewhinney & Strauss, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-7.83	-1.64	-6.47	-3.01
Class C	-4.56	0.45	-2.88	0.83
Class I2	-2.70	1.45	-1.48	2.70
Class R6[2]	-2.54	1.68	-1.41	3.12
Class NAV[2]	-2.44	1.72	-1.31	3.21
Index†	-0.40	2.45	1.93	4.57

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.31	2.01	0.99	0.90	0.89
Net (%)	1.22	1.92	0.90	0.80	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Value Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-26-14	10,083	10,083	10,457
Class I2	6-26-14	10,270	10,270	10,457
Class R6[2]	6-26-14	10,312	10,312	10,457
Class NAV[2]	6-26-14	10,321	10,321	10,457

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-26-14.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$984.20	$5.97	1.21%
Class C	1,000.00	980.90	9.41	1.91%
Class I	1,000.00	985.20	4.34	0.88%
Class R6	1,000.00	985.90	3.85	0.78%
Class NAV	1,000.00	986.90	3.85	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.80	$6.07	1.21%
Class C	1,000.00	1,015.40	9.57	1.91%
Class I	1,000.00	1,020.50	4.42	0.88%
Class R6	1,000.00	1,021.00	3.92	0.78%
Class NAV	1,000.00	1,021.00	3.92	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 97.3%		$385,601,670
(Cost $379,183,080)
Consumer discretionary 11.7%		46,215,464
Auto components 1.6%
Johnson Controls, Inc.	152,000	6,292,800
Hotels, restaurants and leisure 6.4%
Carnival Corp.	151,400	7,426,169
Norwegian Cruise Line Holdings, Ltd. (I)	124,900	6,106,361
Royal Caribbean Cruises, Ltd.	82,100	6,354,540
SeaWorld Entertainment, Inc.	281,100	5,602,323
Household durables 1.0%
NVR, Inc. (I)	2,350	3,904,032
Multiline retail 1.0%
Target Corp.	50,575	4,020,713
Textiles, apparel and luxury goods 1.7%
Hanesbrands, Inc.	224,200	6,508,526
Consumer staples 4.6%		18,457,350
Tobacco 4.6%
Altria Group, Inc.	122,700	7,694,517
Philip Morris International, Inc.	54,900	5,386,788
Reynolds American, Inc.	108,388	5,376,045
Energy 7.9%		31,194,431
Energy equipment and services 0.3%
Fairmount Santrol Holdings, Inc. (I)(L)	269,600	1,078,400
Oil, gas and consumable fuels 7.6%
BP PLC, ADR	188,100	6,316,398
Chevron Corp.	64,700	6,611,046
ConocoPhillips	135,300	6,465,987
Occidental Petroleum Corp.	87,400	6,699,210
Phillips 66	49,000	4,023,390
Financials 25.9%		102,744,737
Banks 10.8%
Bank of America Corp.	441,300	6,425,328
Citigroup, Inc.	187,800	8,691,384
Fifth Third Bancorp	231,400	4,236,934
JPMorgan Chase & Co.	125,200	7,912,640
People's United Financial, Inc.	220,600	3,419,300
The PNC Financial Services Group, Inc.	57,600	5,056,128
Wells Fargo & Company	138,500	6,922,230

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       12

	Shares	Value
Financials (continued)
Capital markets 3.6%
Ameriprise Financial, Inc.	48,900	$4,689,510
E*TRADE Financial Corp. (I)	178,100	4,484,558
State Street Corp.	85,000	5,295,500
Consumer finance 6.6%
American Express Company	75,100	4,913,793
Capital One Financial Corp.	110,900	8,028,051
Discover Financial Services	91,800	5,165,586
Navient Corp.	345,500	4,722,985
SLM Corp. (I)	519,300	3,515,661
Diversified financial services 1.0%
Berkshire Hathaway, Inc., Class B (I)	27,100	3,942,508
Insurance 2.5%
American International Group, Inc.	93,000	5,191,260
FNF Group	25,100	800,690
Willis Towers Watson PLC	31,300	3,909,370
Thrifts and mortgage finance 1.4%
New York Community Bancorp, Inc.	360,700	5,421,321
Health care 15.1%		59,705,405
Health care equipment and supplies 1.6%
Medtronic PLC	79,400	6,284,510
Health care providers and services 6.7%
Anthem, Inc.	33,500	4,715,795
Cardinal Health, Inc.	48,900	3,836,694
Cigna Corp.	40,700	5,638,578
Express Scripts Holding Company (I)	83,600	6,163,828
UnitedHealth Group, Inc.	47,100	6,202,126
Pharmaceuticals 6.8%
Johnson & Johnson	51,026	5,718,994
Merck & Company, Inc.	89,600	4,913,664
Pfizer, Inc.	178,600	5,842,006
Sanofi, ADR	135,400	5,564,940
Teva Pharmaceutical Industries, Ltd., ADR	88,600	4,824,270
Industrials 16.5%		65,398,662
Aerospace and defense 7.5%
General Dynamics Corp.	31,500	4,426,380
Honeywell International, Inc.	34,900	3,988,023
Raytheon Company	37,200	4,700,220
Rolls-Royce Holdings PLC, ADR	437,800	4,317,584
Spirit AeroSystems Holdings, Inc., Class A (I)	124,900	5,889,035
United Technologies Corp.	62,110	6,482,421

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       13

			Shares	Value
Industrials (continued)
Building products 1.6%
	Owens Corning		134,500	$6,196,415
Commercial services and supplies 1.5%
	Tyco International PLC		160,600	6,186,312
Construction and engineering 0.8%
	KBR, Inc.		193,800	3,015,528
Electrical equipment 0.8%
	Eaton Corp. PLC		51,700	3,271,059
Machinery 2.6%
	Deere & Company		46,500	3,911,115
	Stanley Black & Decker, Inc.		56,700	6,345,864
Professional services 1.7%
	Nielsen Holdings PLC		127,900	6,668,706
Information technology 7.5%				29,891,650
Communications equipment 1.0%
	QUALCOMM, Inc.		83,161	4,201,294
Semiconductors and semiconductor equipment 3.7%
	Intel Corp.		64,503	1,953,151
	Microchip Technology, Inc.		118,200	5,743,338
	Texas Instruments, Inc.		121,400	6,924,656
Software 2.8%
	Microsoft Corp.		112,700	5,620,349
	Oracle Corp.		136,700	5,448,862
Materials 6.0%				23,782,567
Chemicals 4.5%
	Air Products & Chemicals, Inc.		45,400	6,623,406
	FMC Corp.		132,200	5,718,972
	LyondellBasell Industries NV, Class A		65,600	5,423,152
Construction materials 1.5%
	CRH PLC, ADR		206,700	6,017,037
Telecommunication services 2.1%				8,211,404
Diversified telecommunication services 1.5%
	Verizon Communications, Inc.		117,300	5,975,262
Wireless telecommunication services 0.6%
	Vodafone Group PLC, ADR		68,300	2,236,142
	Yield (%)		Shares	Value
Securities lending collateral 0.3%				$1,040,937
(Cost $1,040,830)
John Hancock Collateral Trust (W)	0.5148(Y	)	104,025	1,040,937

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       14

	Yield (%)		Shares	Value
Short-term investments 0.0%				$62,449
(Cost $62,449)
Money market funds 0.0%				62,449
State Street Institutional Treasury Money Market Fund	0.1634(Y	)	62,449	62,449
Total investments (Cost $380,286,359)† 97.6%				$386,705,056
Other assets and liabilities, net 2.4%				$9,670,507
Total net assets 100.0%				$396,375,563

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $380,313,343. Net unrealized appreciation aggregated to $6,391,713, of which $32,432,347 related to appreciated investment securities and $26,040,634 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $379,245,529) including $1,016,516 of securities loaned	$385,664,119
Affiliated investments, at value (Cost $1,040,830)	1,040,937
Total investments, at value (Cost $380,286,359)	386,705,056
Receivable for investments sold	11,016,172
Dividends and interest receivable	630,994
Receivable for securities lending income	2,970
Receivable due from advisor	1,967
Other receivables and prepaid expenses	20,922
Total assets	398,378,081
Liabilities
Payable for investments purchased	797,081
Payable for fund shares repurchased	100,024
Payable upon return of securities loaned	1,042,580
Payable to affiliates
Accounting and legal services fees	5,072
Transfer agent fees	96
Trustees' fees	595
Other liabilities and accrued expenses	57,070
Total liabilities	2,002,518
Net assets	$396,375,563
Net assets consist of
Paid-in capital	$393,406,618
Undistributed net investment income	1,700,900
Accumulated net realized gain (loss) on investments	(5,150,652)
Net unrealized appreciation (depreciation) on investments	6,418,697
Net assets	$396,375,563

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($607,145 ÷ 60,752 shares)[1]	$9.99
Class C ($245,859 ÷ 24,661 shares)[1]	$9.97
Class I ($101,643 ÷ 10,168 shares)	$10.00
Class R6 ($100,048 ÷ 10,000 shares)	$10.00
Class NAV ($395,320,868 ÷ 39,507,897 shares)	$10.01
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.52

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$4,661,369
Securities lending	19,410
Interest	1,439
Less foreign taxes withheld	(5,409)
Total investment income	4,676,809
Expenses
Investment management fees	1,547,551
Distribution and service fees	2,298
Accounting and legal services fees	36,106
Transfer agent fees	679
Trustees' fees	3,137
State registration fees	31,756
Printing and postage	9,212
Professional fees	26,546
Custodian fees	24,714
Registration and filing fees	11,428
Other	7,230
Total expenses	1,700,657
Less expense reductions	(190,750)
Net expenses	1,509,907
Net investment income	3,166,902
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,122,868)
Affiliated investments	187
(5,122,681)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(3,727,203)
Affiliated investments	16
(3,727,187)
Net realized and unrealized loss	(8,849,868)
Decrease in net assets from operations	($5,682,966)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,166,902	$5,920,542
Net realized gain (loss)	(5,122,681)	3,868,301
Change in net unrealized appreciation (depreciation)	(3,727,187)	8,582,953
Increase (decrease) in net assets resulting from operations	(5,682,966)	18,371,796
Distributions to shareholders
From net investment income
Class A	(7,754)	(1,280)
Class C	(876)	(101)
Class I	(1,337)	(601)
Class R6	(1,603)	(753)
Class NAV	(6,137,636)	(3,171,550)
From net realized gain
Class A	(5,599)	—
Class C	(2,177)	—
Class I	(745)	—
Class R6	(745)	—
Class NAV	(2,851,901)	—
Total distributions	(9,010,373)	(3,174,285)
From fund share transactions	7,318,180	(51,418,858)
Total decrease	(7,375,159)	(36,221,347)
Net assets
Beginning of period	403,750,722	439,972,069
End of period	$396,375,563	$403,750,722
Undistributed net investment income	$1,700,900	$4,683,204

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       18

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.33		$10.04	$10.00
Net investment income[3]	0.06		0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.23)		0.26	0.02
Total from investment operations	(0.17)		0.34	0.04
Less distributions
From net investment income	(0.10)		(0.05)	—
From net realized gain	(0.07)		—	—
Total distributions	(0.17)		(0.05)	—
Net asset value, end of period	$9.99		$10.33	$10.04
Total return (%)[4,5]	(1.58	) [6]	3.36	0.40	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[8]	2.86	12.48	[8]
Expenses including reductions	1.21	[8]	1.42	1.45	[8]
Net investment income	1.20	[8]	0.78	0.54	[8]
Portfolio turnover (%)	13		19	10

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       19

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.27		$10.01	$10.00
Net investment income[3]	0.03		0.01	—	[4]
Net realized and unrealized gain (loss) on investments	(0.23)		0.26	0.01
Total from investment operations	(0.20)		0.27	0.01
Less distributions
From net investment income	(0.03)		(0.01)	—
From net realized gain	(0.07)		—	—
Total distributions	(0.10)		(0.01)	—
Net asset value, end of period	$9.97		$10.27	$10.01
Total return (%)[5,6]	(1.91	) [7]	2.70	0.10	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	[9]	5.43	18.19	[9]
Expenses including reductions	1.91	[9]	2.12	2.15	[9]
Net investment income (loss)	0.56	[9]	0.09	(0.03	) [9]
Portfolio turnover (%)	13		19	10

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       20

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.36		$10.04	$10.00
Net investment income[3]	0.06		0.11	0.03
Net realized and unrealized gain (loss) on investments	(0.22)		0.27	0.01
Total from investment operations	(0.16)		0.38	0.04
Less distributions
From net investment income	(0.13)		(0.06)	—
From net realized gain	(0.07)		—	—
Total distributions	(0.20)		(0.06)	—
Net asset value, end of period	$10.00		$10.36	$10.04
Total return (%)[4]	(1.48	) [5]	3.82	0.40	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[7]	6.77	18.75	[7]
Expenses including reductions	0.88	[7]	1.13	1.15	[7]
Net investment income	1.22	[7]	1.08	0.98	[7]
Portfolio turnover (%)	13		19	10

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       21

Class R6 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.38		$10.05	$10.00
Net investment income[3]	0.08		0.14	0.04
Net realized and unrealized gain (loss) on investments	(0.23)		0.27	0.01
Total from investment operations	(0.15)		0.41	0.05
Less distributions
From net investment income	(0.16)		(0.08)	—
From net realized gain	(0.07)		—	—
Total distributions	(0.23)		(0.08)	—
Net asset value, end of period	$10.00		$10.38	$10.05
Total return (%)[4]	(1.41	) [5]	4.08	0.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[7]	7.69	18.64	[7]
Expenses including reductions	0.78	[7]	0.84	0.85	[7]
Net investment income	1.65	[7]	1.39	1.27	[7]
Portfolio turnover (%)	13		19	10

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       22

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.38		$10.05	$10.00
Net investment income[3]	0.08		0.14	0.04
Net realized and unrealized gain (loss) on investments	(0.22)		0.26	0.01
Total from investment operations	(0.14)		0.40	0.05
Less distributions
From net investment income	(0.16)		(0.07)	—
From net realized gain	(0.07)		—	—
Total distributions	(0.23)		(0.07)	—
Net asset value, end of period	$10.01		$10.38	$10.05
Total return (%)[4]	(1.31	) [5]	4.06	0.50	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$395		$403	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[6]	0.88	0.86	[6]
Expenses including reductions	0.78	[6]	0.84	0.86	[6]
Net investment income	1.64	[6]	1.39	1.28	[6]
Portfolio turnover (%)	13		19	10

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-26-14 (commencement of operations) to 10-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Value Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation over the long term.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       24

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2016, the fund loaned common stocks valued at $1,016,516 and received $1,042,580 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       25

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $869. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2015.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.850% of the first $200 million of the fund's average daily net assets; (b) 0.750% of the next $800 million of the fund's average daily net assets; and (c) 0.650% of

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       26

the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to limit the maximum annual management fee to 0.71% of the fund's average daily net assets. The current expense limitation agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

To the extent that expenses of Class A, Class C and Class I shares exceed 1.45%, 2.15% and 1.15%, respectively, of average net assets (on an annualized basis) attributable to each class (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The waiver expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2016, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$318	Class R6	$57
Class C	131	Class NAV	190,160
Class I	84	Total	$190,750

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       27

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,184 for the six months ended April 30, 2016. Of this amount, $371 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,813 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, there were no CDSCs received by the distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$967	$406
Class C	1,331	168
Class I	—	96
Class R6	—	9
Total	$2,298	$679

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	44,355	$445,603	55,772	$582,306
Distributions reinvested	1,151	11,576	85	834
Repurchased	(43,153)	(415,335)	(24,119)	(247,857)
Net increase	2,353	$41,844	31,738	$335,283

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       28

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	11,347	$112,120	21,972	$223,309
Distributions reinvested	200	2,009	—	5
Repurchased	(14,672)	(137,348)	(4,776)	(46,359)
Net increase (decrease)	(3,125)	($23,219)	17,196	$176,955
Class I shares
Sold	34,895	$346,458	6,468	$62,535
Repurchased	(34,727)	(311,843)	(6,468)	(62,535)
Net increase	168	$34,615	—	—
Class NAV shares
Sold	1,719,516	$16,900,072	395,643	$3,983,941
Distributions reinvested	893,592	8,989,537	324,289	3,171,550
Repurchased	(1,881,097)	(18,624,669)	(5,644,949)	(59,086,587)
Net increase (decrease)	732,011	$7,264,940	(4,925,017)	($51,931,096)
Total net increase (decrease)	731,407	$7,318,180	(4,876,083)	($51,418,858)

There were no fund share transactions for Class R6 for the six months ended April 30, 2016 and the year ended October 31, 2015.

Affiliates of the fund owned 98%, 100% and 100% of shares of beneficial interest of Class I, Class R6 and Class NAV, respectively, on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $52,139,657 and $53,479,334, respectively, for the six months ended April 30, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, funds within the John Hancock group of funds complex held 99.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	43.8%
John Hancock Funds II Lifestyle Balanced Portfolio	31.2%
John Hancock Funds II Lifestyle Aggressive Portfolio	13.5%

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       29

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Barrow, Hanley, Mewhinney & Strauss, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Value Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292075	454SA 4/16 6/16

John Hancock

Disciplined Value International Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for international equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum, but finished the period with modest losses. Aggressive economic stimulus measures from central banks in the eurozone and Japan provided a key source of support.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market-capitalization-weighted index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

1	After the close of business on 9-26-14, holders of institutional class shares of the former Robeco Boston Partners International Equity Fund (the predecessor fund) became owners of an equal number of full and fractional Class R6 shares of John Hancock Disciplined Value International Fund. Class A shares were first offered on 9-29-14. For periods prior to this date, performance is the actual performance of the sole share class of the predecessor fund and may be higher or lower than if adjusted to reflect the expenses of any other share classes.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International stocks fell amid volatility

Most international stocks declined amid a backdrop of disappointing economic news and accommodative monetary policies.

Stock picking contributed to performance relative to the benchmark

Although the fund posted a negative return, its result was somewhat better than that of its benchmark, the MSCI EAFE Index, as a result of a positive impact from our stock picking.

Sector and country positioning aided relative results

The fund's positioning within the financials sector aided relative performance, as did our stock picking in Germany and France.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

Foreign investing, especially in emerging and frontier markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of small and midsize companies can change more frequently and dramatically than those of large companies. Events in the U.S. and global financial markets have resulted, and may continue to result, in an unusually high degree of volatility. Currency transactions and valuations are affected by fluctuations in exchange rates. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Large company stocks could fall out of favor. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       3

Discussion of fund performance

An interview with Portfolio Manager Christopher K. Hart, CFA, Boston Partners

Christopher K. Hart, CFA
Portfolio Manager
Boston Partners

Most developed-market stocks outside North America fell during the six-month period, while the fund posted a somewhat better result than its benchmark and the average return of its peers. What factors drove these results?

The fund's benchmark, the MSCI EAFE Index, posted a negative overall return after falling sharply in early January and then recovering most of the loss as stocks rebounded during the latter weeks of the period.

In the wake of a sharp market pullback in the summer of 2015, concerns about disappointing economic news from Europe and Japan persisted during the initial two months of the period before escalating in January amid indications that China's economy was slowing more than expected. The weakening pace of China's growth weighed on global commodity prices and on the economies of many of China's trading partners. Largely disappointing economic indicators in Europe and other developed markets also exerted downward pressure on equity prices, and oil prices fell to multi-year lows. However, momentum shifted in mid-February after China's government and its central bank implemented additional measures to stimulate the nation's economy and stabilize its financial markets and currency. Further actions by central banks in Europe and Japan provided additional signals that policymakers were committed to bolstering flagging growth, and the U.S. Federal Reserve held off on implementing additional interest-rate increases beyond its initial rate hike in December 2015. Equities rallied in the latter weeks of the period, as did oil prices.

How did the team manage the portfolio in this environment?

We are value investors, focused on identifying companies with strong business fundamentals and positive business momentum that are trading at attractive relative prices. While external events do impact broad market performance, our strategy remains centered on bottom-up company analysis to uncover security mispricings, with stock selection usually driving the fund's performance.

From a geographic standpoint, our stock picking in Continental Europe's largest markets, Germany and France, contributed significantly to performance relative to the benchmark. On the negative

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       4

"From a geographic standpoint, our stock picking in Continental Europe's largest markets, Germany and France, contributed significantly to performance relative to the benchmark."
side, the fund's underweight in Australian equities detracted, as the Australian market outperformed, producing a positive return.

At the sector level, positioning in the financials sector aided relative results. The fund was underweight in the sector, which underperformed for the period; our stock picking also had a positive impact, with Aurelius SE & Company the top contributor. Security selection also aided relative performance in consumer staples, industrials, and information technology. In healthcare, however, our stock picking weighed on relative results.

Which holdings had the biggest positive impact on the fund's results relative to the benchmark?

As noted, the biggest contributor was the fund's position in Aurelius, which is a German firm that buys and sells companies, such as spin-offs or those in financial distress. The company posted strong financial results on the heels of several acquisitions that investors viewed positively.

Other strong contributors included positions in Georg Fischer AG (Switzerland) and Amano Corp. (Japan). Shares of Georg Fischer, an industrial machining company, rallied after the firm reported better-than-expected quarterly results and released a financial forecast for 2016 that exceeded analysts' expectations. Amano, a manufacturer of electric time recorders and information systems, saw its shares climb after it posted better-than-expected financial results.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Imperial Tobacco Group PLC	2.7
Safran SA	2.6
Bayer AG	2.5
Liberty Global PLC, Series C	2.3
Aurelius SE & Co KGaA	2.1
Koninklijke Ahold NV	2.1
Cap Gemini SA	2.0
WPP PLC	1.9
BAE Systems PLC	1.9
Georg Fischer AG	1.8
TOTAL	21.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       5

"As the reporting period came to a close, the near-term outlook for the global economy remained weak, with only North America demonstrating consistent strength."

Other positions that were notable contributors included packaged meats producer WH Group, Ltd. (Hong Kong) and gold miner Barrick Gold Corp. (Canada).

Which holdings detracted the most from relative performance?

The biggest detractors were the fund's positions in Global Brands Group Holding, Ltd. (Hong Kong), Cambian Group PLC (U.K.), and Citizens Holding Company, Ltd. (Japan). Disappointing financial results weighed on shares of Global Brands, a maker of apparel, footwear, and fashion accessories. The slowdown in China's economic growth weighed on overseas sales of Citizen Holdings, a watch manufacturer. Cambian, a provider of specialized behavioral health services to children and adults, saw its shares decline in February after the company reported that its adjusted earnings for 2015 would fall below its expectations. We sold the fund's positions in Global Brands and Cambian prior to the end of the period.

How was the fund positioned at the end of the period?

At the sector level, the fund's most significant overweight positions were in information technology and industrials, while the most significant underweights were in financials and utilities. Within financials, a lack of exposure to European banks was responsible for most of the fund's underweight, as we remained concerned about the sufficiency of European bank capitalization

TOP 10 COUNTRIES AS OF 4/30/16 (%)

United Kingdom	22.1
Germany	18.1
Japan	15.1
France	12.0
Switzerland	6.3
Netherlands	3.2
Italy	2.6
Hong Kong	2.2
Ireland	2.1
Canada	2.0
TOTAL	85.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       6

levels. Slow global economic growth, low interest rates, and regulatory pressure also remain headwinds for many European banks, in our view. As for utilities, we believed the sector remained unattractive from a valuation standpoint; as a result, the fund had no exposure to the sector.

At the country level, the fund was overweight in Germany and also had considerable exposure to and a slight overweight in the United Kingdom, with the U.K. concentration in media industry stocks. We maintained the fund's underweight in Japan and in Australia. In Japan, we were concerned about the country's exposure to the slowdown in economic growth in China, a major Japanese trading partner. The fund's holdings included a small exposure to emerging-market stocks that are not in the benchmark. We opportunistically invest in selected emerging-market companies that we believe offer compelling valuations and fundamentals.

As the reporting period came to a close, the near-term outlook for the global economy remained weak, with only North America demonstrating consistent strength. The recent turmoil in China raised growth concerns for most of Asia and parts of Europe. Geopolitical and macroeconomic news is likely to continue to exert substantial influence on global markets. We believe such a dynamic creates investment opportunities.

MANAGED BY

Christopher K. Hart, CFA On the fund since 2011 Investing since 1991
Joshua M. Jones, CFA On the fund since 2013 Investing since 2004
Joseph F. Feeney, Jr., CFA On the fund since 2011 Investing since 1985

The views expressed in this report are exclusively those of Christopher K. Hart, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an investment division of Robeco Investment Management, Inc.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A2	-14.45	7.38	-6.85	36.21
Class C2	-11.51	8.39	-3.23	41.84
Class I2,3	-9.65	8.78	-1.79	44.07
Class R2[2,3]	-9.89	8.68	-1.96	43.46
Class R4[2,3]	-9.76	8.75	-1.83	43.87
Class R6[2,3]	-9.54	8.83	-1.76	44.35
Class NAV[2,3]	-9.54	8.83	-1.67	44.35
Index†	-8.89	8.11	-2.82	40.25

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.80	2.49	1.48	1.88	1.74	1.39	1.37
Net (%)	1.38	2.07	1.06	1.46	1.22	0.95	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-30-11	14,184	14,184	14,025
Class I2,3	12-30-11	14,407	14,407	14,025
Class R2[2,3]	12-30-11	14,346	14,346	14,025
Class R4[2,3]	12-30-11	14,387	14,387	14,025
Class R6[2,3]	12-30-11	14,435	14,435	14,025
Class NAV[2,3]	12-30-11	14,435	14,435	14,025

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-30-2011.
2	After the close of business on 9-26-14, holders of institutional class shares of the former Robeco Boston Partners International Equity Fund (the predecessor fund) became owners of an equal number of full and fractional Class R6 shares of John Hancock Disciplined Value International Fund. Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. For periods prior to these dates, performance is the actual performance of the sole share class of the predecessor fund and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$980.50	$6.80	1.38%
Class C	1,000.00	977.50	10.23	2.08%
Class I	1,000.00	982.10	5.27	1.07%
Class R2	1,000.00	980.40	7.19	1.46%
Class R4	1,000.00	981.70	5.62	1.14%
Class R6	1,000.00	982.40	4.68	0.95%
Class NAV	1,000.00	983.30	4.68	0.95%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.00	$6.92	1.38%
Class C	1,000.00	1,014.50	10.42	2.08%
Class I	1,000.00	1,019.50	5.37	1.07%
Class R2	1,000.00	1,017.60	7.32	1.46%
Class R4	1,000.00	1,019.20	5.72	1.14%
Class R6	1,000.00	1,020.10	4.77	0.95%
Class NAV	1,000.00	1,020.10	4.77	0.95%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 96.0%		$276,026,273
(Cost $271,801,724)
Australia 1.0%		2,766,444
Australia & New Zealand Banking Group, Ltd.	150,925	2,766,444
Belgium 1.4%		3,901,096
Ageas	63,633	2,500,570
Ontex Group NV	45,658	1,400,526
Canada 2.0%		5,845,264
Barrick Gold Corp.	53,972	1,045,438
Canadian Natural Resources, Ltd.	68,655	2,061,784
Cenovus Energy, Inc.	172,721	2,738,042
China 1.9%		5,565,170
Baidu, Inc., ADR (I)	13,530	2,628,879
Shenzhou International Group Holdings, Ltd.	568,000	2,936,291
France 12.0%		34,474,464
Atos SE	32,410	2,884,705
Bollore SA (I)	521,938	2,066,975
Cap Gemini SA	60,652	5,661,422
Havas SA	267,950	2,246,686
IPSOS	77,593	2,313,716
LISI	54,971	1,572,933
Safran SA	110,229	7,599,148
Saft Groupe SA	48,008	1,491,466
Sopra Steria Group	21,660	2,519,499
Teleperformance	44,012	3,953,252
Total SA	42,830	2,164,662
Germany 18.1%		52,171,310
Allianz SE	20,623	3,508,547
Aurelius SE & Company KGaA	100,102	5,991,592
Bayer AG	61,193	7,071,883
Covestro AG (I) (S)	105,458	4,171,771
Fresenius SE & Company KGaA	45,334	3,305,674
Henkel AG & Company KGaA	49,219	5,006,782
KION Group AG (I)	87,107	4,756,697
Linde AG	15,455	2,364,645
Merck KGaA	45,917	4,324,316
Muenchener Rueckversicherungs AG	18,682	3,473,089
Norma Group SE	24,381	1,258,854
ProSiebenSat.1 Media SE	66,622	3,403,385
Siemens AG	33,771	3,534,075

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       12

	Shares	Value
Hong Kong 2.2%		$6,259,495
CK Hutchison Holdings, Ltd.	116,412	1,392,709
NewOcean Energy Holdings, Ltd.	4,052,000	1,379,026
WH Group, Ltd. (I) (S)	4,318,000	3,487,760
India 1.0%		2,849,979
Videocon d2h, Ltd., ADR (I)	365,851	2,849,979
Ireland 2.1%		6,047,280
CRH PLC	146,865	4,276,842
Greencore Group PLC	335,489	1,770,438
Israel 0.7%		1,911,903
Teva Pharmaceutical Industries, Ltd., ADR	35,113	1,911,903
Italy 2.6%		7,412,055
Assicurazioni Generali SpA	98,369	1,504,022
Eni SpA	92,331	1,508,405
Maire Tecnimont SpA (I) (L)	597,599	1,819,229
Prysmian SpA	109,067	2,580,399
Japan 15.1%		43,463,745
Ain Holdings, Inc.	39,600	1,923,688
Alpine Electronics, Inc.	70,700	870,196
Amano Corp.	272,500	4,457,897
Astellas Pharma, Inc.	204,500	2,757,188
Brother Industries, Ltd.	95,700	1,084,889
Citizen Holdings Company, Ltd.	487,500	2,749,791
Coca-Cola West Company, Ltd.	81,200	2,201,047
cocokara fine, Inc.	59,300	2,641,580
Haseko Corp.	203,800	1,842,875
Inpex Corp.	297,500	2,365,078
Konica Minolta, Inc.	151,500	1,307,682
Lintec Corp.	137,500	2,635,859
Nippon Telegraph & Telephone Corp.	41,900	1,875,038
Nippon Television Holdings, Inc.	111,500	1,796,043
Nitto Denko Corp.	34,200	1,842,369
NSK, Ltd.	215,400	1,879,971
Sanwa Holdings Corp.	244,400	1,896,279
Sumitomo Osaka Cement Company, Ltd.	493,000	2,125,480
Toho Holdings Company, Ltd.	100,200	2,318,129
Tokio Marine Holdings, Inc.	88,400	2,892,666
Netherlands 3.2%		9,363,720
Koninklijke Ahold NV (L)	273,163	5,947,915
Randstad Holding NV	63,566	3,415,805
Norway 1.6%		4,607,596
Statoil ASA	261,776	4,607,596

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       13

	Shares	Value
Russia 0.5%		$1,333,641
Yandex NV, Class A (I)	65,151	1,333,641
South Korea 0.8%		2,260,309
Samsung Electronics Company, Ltd.	2,074	2,260,309
Sweden 0.4%		1,208,007
SKF AB, B Shares	65,554	1,208,007
Switzerland 6.3%		18,269,555
Credit Suisse Group AG (I)	100,591	1,530,840
dorma+kaba Holding AG, Class B	3,471	2,253,992
Georg Fischer AG	6,332	5,148,063
Novartis AG	32,749	2,492,271
Roche Holding AG	13,558	3,430,298
Swiss Re AG	38,413	3,414,091
Taiwan 0.3%		758,954
Casetek Holdings, Ltd.	169,000	758,954
United Kingdom 22.1%		63,490,445
AstraZeneca PLC	47,551	2,728,124
BAE Systems PLC	776,933	5,420,397
Berendsen PLC	96,776	1,672,065
Britvic PLC	314,721	3,242,360
BT Group PLC	367,254	2,380,566
Cineworld Group PLC	176,731	1,338,282
Daily Mail & General Trust PLC	210,618	2,151,950
Dialog Semiconductor PLC (I)	51,902	1,810,158
HSBC Holdings PLC	229,221	1,519,019
Imperial Tobacco Group PLC	140,628	7,646,396
ITV PLC	675,356	2,226,149
Liberty Global PLC LiLAC, Class C (I)	13,701	556,398
Liberty Global PLC, Series C (I)	180,314	6,599,491
Micro Focus International PLC	184,563	4,128,212
Moneysupermarket.com Group PLC	292,168	1,342,109
Rightmove PLC	43,027	2,431,681
Rio Tinto PLC	42,123	1,413,071
Standard Chartered PLC	132,700	1,072,562
Vodafone Group PLC	1,073,438	3,458,443
W.S. Atkins PLC	120,920	2,359,542
WH Smith PLC	101,835	2,494,756
WPP PLC	235,364	5,498,714
United States 0.7%		2,065,841
LyondellBasell Industries NV, Class A	24,989	2,065,841

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       14

			Shares	Value
Preferred securities 0.5%				$1,492,314
(Cost $1,623,258)
South Korea 0.5%				1,492,314
Samsung Electronics Company, Ltd.			1,634	1,492,314
	Yield (%)		Shares	Value
Securities lending collateral 2.2%				$6,443,859
(Cost $6,443,970)
John Hancock Collateral Trust (W)	0.5148(Y	)	643,961	6,443,859
Short-term investments 3.5%				$10,071,459
(Cost $10,071,459)
Money market funds 3.5%				10,071,459
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2295(Y	)	10,071,459	10,071,459
Total investments (Cost $289,940,411)† 102.2%				$294,033,905
Other assets and liabilities, net (2.2%)				($6,378,865)
Total net assets 100.0%				$287,655,040

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-16.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $290,978,309. Net unrealized appreciation aggregated to $3,055,596, of which $17,235,759 related to appreciated investment securities and $14,180,163 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $283,496,441) including $6,130,866 of securities loaned	$287,590,046
Affiliated investments, at value (Cost $6,443,970)	6,443,859
Total investments, at value (Cost $289,940,411)	294,033,905
Cash	83,804
Foreign currency, at value (Cost $168,056)	168,846
Receivable for investments sold	1,573,977
Receivable for fund shares sold	565,745
Dividends and interest receivable	1,275,113
Receivable for securities lending income	4,155
Receivable due from advisor	30,523
Other receivables and prepaid expenses	43,047
Total assets	297,779,115
Liabilities
Payable for investments purchased	3,624,625
Payable for fund shares repurchased	19,122
Payable upon return of securities loaned	6,443,970
Payable to affiliates
Accounting and legal services fees	3,903
Transfer agent fees	11,780
Distribution and service fees	2,398
Other liabilities and accrued expenses	18,277
Total liabilities	10,124,075
Net assets	$287,655,040
Net assets consist of
Paid-in capital	$302,867,366
Undistributed net investment income	4,566,713
Accumulated net realized gain (loss) on investments and foreign currency transactions	(23,911,851)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,132,812
Net assets	$287,655,040

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($39,670,312 ÷ 3,390,816 shares)[1]	$11.70
Class C ($6,816,500 ÷ 583,431 shares)[1]	$11.68
Class I ($68,521,113 ÷ 5,850,684 shares)	$11.71
Class R2 ($6,417,279 ÷ 547,675 shares)	$11.72
Class R4 ($89,410 ÷ 7,634 shares)	$11.71
Class R6 ($72,776,523 ÷ 6,214,330 shares)	$11.71
Class NAV ($93,363,903 ÷ 7,974,122 shares)	$11.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.32

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       17

STATEMENT OF OPERATIONS   For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$6,476,202
Securities lending	37,435
Interest	8,523
Less foreign taxes withheld	(263,725)
Total investment income	6,258,435
Expenses
Investment management fees	1,133,810
Distribution and service fees	95,353
Accounting and legal services fees	23,576
Transfer agent fees	58,908
Trustees' fees	1,692
State registration fees	55,238
Printing and postage	4,137
Professional fees	70,717
Custodian fees	41,353
Registration and filing fees	15,663
Other	8,362
Total expenses	1,508,809
Less expense reductions	(160,590)
Net expenses	1,348,219
Net investment income	4,910,216
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(18,409,759)
Affiliated investments	355
(18,409,404)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	9,946,326
Affiliated investments	(176)
9,946,150
Net realized and unrealized loss	(8,463,254)
Decrease in net assets from operations	($3,553,038)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Period ended 10-31-15[1]	Year ended 8-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,910,216	$404,819	$2,407,126
Net realized loss	(18,409,404)	(3,477,419)	(2,088,665)
Change in net unrealized appreciation (depreciation)	9,946,150	1,631,453	(9,449,182)
Decrease in net assets resulting from operations	(3,553,038)	(1,441,147)	(9,130,721)
Distributions to shareholders
From net investment income
Class A2	(320,542)	—	(57,047)
Class C2	(11,433)	—	(1,269)
Class I2	(464,005)	—	(61,413)
Class R2[2]	(3,902)	—	(745)
Class R4[2]	(1,314)	—	(807)
Class R6	(984,149)	—	(119,732)
Class NAV[3]	(1,229,774)	—	—
From net realized gain
Class A2	—	—	(354,281)
Class C2	—	—	(10,256)
Class I2	—	—	(346,983)
Class R2[2]	—	—	(4,703)
Class R4[2]	—	—	(4,703)
Class R6	—	—	(629,112)
Total distributions	(3,015,119)	—	(1,591,051)
From fund share transactions	53,188,669	14,620,572	224,584,562
Total increase	46,620,512	13,179,425	213,862,790
Net assets
Beginning of period	241,034,528	227,855,103	13,992,313
End of period	$287,655,040	$241,034,528	$227,855,103
Undistributed net investment income	$4,566,713	$2,671,616	$2,319,746

1	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
2	The inception date for Class A, Class C, Class I, Class R2 and Class R4 shares is 9-29-14.
3	The inception date for Class NAV shares is 4-13-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       19

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$12.04		$12.13		$13.10
Net investment income[4]	0.20		0.01		0.13
Net realized and unrealized loss on investments	(0.43)		(0.10)		(0.38)
Total from investment operations	(0.23)		(0.09)		(0.25)
Less distributions
From net investment income	(0.11)		—		(0.10)
From net realized gain	—		—		(0.62)
Total distributions	(0.11)		—		(0.72)
Net asset value, end of period	$11.70		$12.04		$12.13
Total return (%)[5,6]	(1.95	) [7]	(0.74	) [7]	(1.75	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$40		$33		$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[8]	1.66	[8]	1.81	[8]
Expenses including reductions	1.38	[8]	1.39	[8]	1.39	[8]
Net investment income	3.57	[8]	0.74	[8]	1.03	[8]
Portfolio turnover (%)	27		14		91	[9]

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class A shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       20

Class C Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$11.98		$12.08		$13.10
Net investment income[4]	0.16		—	[5]	0.08
Net realized and unrealized loss on investments	(0.44)		(0.10)		(0.40)
Total from investment operations	(0.28)		(0.10)		(0.32)
Less distributions
From net investment income	(0.02)		—		(0.08)
From net realized gain	—		—		(0.62)
Total distributions	(0.02)		—		(0.70)
Net asset value, end of period	$11.68		$11.98		$12.08
Total return (%)[6,7]	(2.25	) [8]	(0.83	) [8]	(2.33	) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$6		$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.20	[9]	2.36	[9]	2.64	[9]
Expenses including reductions	2.08	[9]	2.08	[9]	2.08	[9]
Net investment income	2.78	[9]	0.02	[9]	0.60	[9]
Portfolio turnover (%)	27		14		91	[10]

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class C shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Less than $0.005 per share.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Does not reflect the effect of sales charges, if any.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       21

Class I Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$12.07		$12.16		$13.10
Net investment income[4]	0.23		0.02		0.19
Net realized and unrealized loss on investments	(0.44)		(0.11)		(0.40)
Total from investment operations	(0.21)		(0.09)		(0.21)
Less distributions
From net investment income	(0.15)		—		(0.11)
From net realized gain	—		—		(0.62)
Total distributions	(0.15)		—		(0.73)
Net asset value, end of period	$11.71		$12.07		$12.16
Total return (%)[5]	(1.79	) [6]	(0.74	) [6]	(1.43	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$69		$36		$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.35	[7]	1.49	[7]
Expenses including reductions	1.07	[7]	1.07	[7]	1.08	[7]
Net investment income	4.14	[7]	1.00	[7]	1.64	[7]
Portfolio turnover (%)	27		14		91	[8]

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class I shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       22

Class R2 Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$12.05		$12.14		$13.10
Net investment income[4]	0.26		0.01		0.16
Net realized and unrealized loss on investments	(0.49)		(0.10)		(0.40)
Total from investment operations	(0.23)		(0.09)		(0.24)
Less distributions
From net investment income	(0.10)		—		(0.10)
From net realized gain	—		—		(0.62)
Total distributions	(0.10)		—		(0.72)
Net asset value, end of period	$11.72		$12.05		$12.14
Total return (%)[5]	(1.96	) [6]	(0.74	) [6]	(1.68	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	[8]	1.61	[8]	4.32	[8]
Expenses including reductions	1.46	[8]	1.30	[8]	1.31	[8]
Net investment income	4.64	[8]	0.73	[8]	1.33	[8]
Portfolio turnover (%)	27		14		91	[9]

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class R2 shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       23

Class R4 Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$12.06		$12.15		$13.10
Net investment income[4]	0.21		0.02		0.14
Net realized and unrealized loss on investments	(0.43)		(0.11)		(0.36)
Total from investment operations	(0.22)		(0.09)		(0.22)
Less distributions
From net investment income	(0.13)		—		(0.11)
From net realized gain	—		—		(0.62)
Total distributions	(0.13)		—		(0.73)
Net asset value, end of period	$11.71		$12.06		$12.15
Total return (%)[5]	(1.83	) [6]	(0.74	) [6]	(1.53	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	[8]	1.51	[8]	5.28	[8]
Expenses including reductions	1.14	[8]	1.51	[8]	1.17	[8]
Net investment income	3.73	[8]	0.97	[8]	1.20	[8]
Portfolio turnover (%)	27		14		91	[9]

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class R4 shares is 9-29-14.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       24

Class R6 Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15 [3]	8-31-14 [4]	8-31-13 [4]	8-31-12	[4,5]
Per share operating performance
Net asset value, beginning of period	$12.08		$12.16		$13.54	$12.88	$10.79	$10.00
Net investment income[6]	0.22		0.02		0.27	0.27	0.20	0.15
Net realized and unrealized gain (loss) on investments	(0.43)		(0.10)		(0.91)	1.98	2.10	0.64
Total from investment operations	(0.21)		(0.08)		(0.64)	2.25	2.30	0.79
Less distributions
From net investment income	(0.16)		—		(0.12)	(0.20)	(0.13)	—
From net realized gain	—		—		(0.62)	(1.39)	(0.08)	—
Total distributions	(0.16)		—		(0.74)	(1.59)	(0.21)	—
Net asset value, end of period	$11.71		$12.08		$12.16	$13.54	$12.88	$10.79
Total return (%)[7]	(1.76	) [8]	(0.66	) [8]	(4.56)	18.18	21.52	7.90	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$73		$74		$73	$14	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[9]	1.24	[9]	1.38	2.84	3.18	3.77	[9]
Expenses including reductions	0.95	[9]	0.95	[9]	0.95	0.98	1.30	1.30	[9]
Net investment income	3.93	[9]	1.15	[9]	2.12	1.99	1.63	2.16	[9]
Portfolio turnover (%)	27		14		91	67	87	81

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	After the close of business on 9-26-14, holders of Institutional Class shares of the former Robeco Boston Partners International Equity Fund (the Predecessor fund) became owners of an equal number of full and fractional Class R6 shares of the John Hancock Disciplined Value International Fund. These shares were first offered on 9-29-14. Additionally, the accounting and performance history of the Institutional Class shares of the Predecessor fund was redesignated as that of John Hancock Disciplined Value International Fund Class R6.
4	Audited by previous independent registered public accounting firm.
5	Period from 12-30-11 (commencement of operations) to 8-31-12.
6	Based on average daily shares outstanding.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       25

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	[2]	8-31-15	[3]
Per share operating performance
Net asset value, beginning of period	$12.07		$12.16		$12.98
Net investment income[4]	0.22		0.02		0.11
Net realized and unrealized loss on investments	(0.42)		(0.11)		(0.93)
Total from investment operations	(0.20)		(0.09)		(0.82)
Less distributions
From net investment income	(0.16)		—		—
Total distributions	(0.16)		—		—
Net asset value, end of period	$11.71		$12.07		$12.16
Total return (%)[5]	(1.67	) [6]	(0.74	) [6]	(6.32	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$93		$92		$91
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	[7]	1.22	[7]	1.35	[7]
Expenses including reductions	0.95	[7]	0.95	[7]	0.95	[7]
Net investment income	3.91	[7]	1.15	[7]	2.29	[7]
Portfolio turnover (%)	27		14		91	[8]

1	Six months ended 4-30-16. Unaudited.
2	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
3	The inception date for Class NAV shares is 4-13-15.
4	Based on average daily shares outstanding.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       26

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

The fund is the accounting and performance successor of Robeco Boston Partners International Equity Fund (the Predecessor fund). At the close of business on September 26, 2014, the fund acquired substantially all the assets and assumed the liabilities of the Predecessor fund pursuant to an agreement and plan of reorganization, in exchange for Class R6 shares of the fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Investments by the fund in debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       27

market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$2,766,444	—	$2,766,444	—
Belgium	3,901,096	—	3,901,096	—
Canada	5,845,264	$5,845,264	—	—
China	5,565,170	2,628,879	2,936,291	—
France	34,474,464	—	34,474,464	—
Germany	52,171,310	—	52,171,310	—
Hong Kong	6,259,495	—	6,259,495	—
India	2,849,979	2,849,979	—	—
Ireland	6,047,280	—	6,047,280	—
Israel	1,911,903	1,911,903	—	—
Italy	7,412,055	—	7,412,055	—
Japan	43,463,745	—	43,463,745	—
Netherlands	9,363,720	—	9,363,720	—
Norway	4,607,596	—	4,607,596	—
Russia	1,333,641	1,333,641	—	—
South Korea	2,260,309	—	2,260,309	—
Sweden	1,208,007	—	1,208,007	—
Switzerland	18,269,555	—	18,269,555	—
Taiwan	758,954	—	758,954	—
United Kingdom	63,490,445	7,155,889	56,334,556	—
United States	2,065,841	2,065,841	—	—
Preferred securities	1,492,314	—	1,492,314	—
Securities lending collateral	6,443,859	6,443,859	—	—
Short-term investments	10,071,459	10,071,459	—	—
Total investments in securities	$294,033,905	$40,306,714	$253,727,191	—

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       28

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2016, the fund loaned common stocks valued at $6,130,866 and received $6,443,970 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       29

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $803. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2015, the fund has a short-term capital loss carryfoward of $4,582,923 available to offset future net realized capital gains. This carryforward does not expire.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       30

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.900% of the first $250 million of the fund's average daily net assets; and (b) 0.875% the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets, on an annualized basis, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This expense limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This expense limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to March 1, 2016, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class A, Class C, Class I, Class R2 and Class R4 shares of the fund to the extent they exceed 0.55%, 1.25%, 0.25%, 0.60% and 0.35%, respectively, of average annual net assets.

The expense reductions described above amounted to the following for the six-months ended April 30, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$21,745	Class R4	$61
Class C	3,782	Class R6	48,464
Class I	30,032	Class NAV	53,612
Class R2	2,840	Total	$160,536

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       31

distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee	Service Fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $54 for Class R4 shares for the six months ended April 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $76,327 for the six months ended April 30, 2016. Of this amount, $76,250 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $0 was paid as sales commissions to broker-dealers and $77 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $6 and $650 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$53,543	$22,550
Class C	31,202	3,935
Class I	—	25,823
Class R2	10,460	377
Class R4	148	10
Class R6	—	6,213
Total	$95,353	$58,908

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       32

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016, the two-month period ended October 31, 2015 and for the year ended August 31, 2015 were as follows:

		Six months ended 4-30-16		Period ended 10-31-15[1]		Year ended 8-31-15
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[2]
Sold	1,226,117	$14,237,095	649,782	$7,731,668	2,369,455	$30,534,472
Distributions reinvested	21,919	260,400	—	—	855	10,012
Repurchased	(561,789)	(6,392,247)	(198,729)	(2,356,505)	(116,794)	(1,465,398)
Net increase	686,247	$8,105,248	451,053	$5,375,163	2,253,516	$29,079,086
Class C shares[2]
Sold	159,414	$1,835,752	78,063	$927,513	505,013	$6,452,029
Distributions reinvested	937	11,151	—	—	533	6,240
Repurchased	(93,361)	(1,059,996)	(37,985)	(440,911)	(29,183)	(357,841)
Net increase	66,990	$786,907	40,078	$486,602	476,363	$6,100,428
Class I shares[2]
Sold	3,338,937	$38,358,765	562,602	$6,675,353	2,540,028	$32,435,859
Distributions reinvested	32,008	380,261	—	—	133	1,560
Repurchased	(496,999)	(5,713,319)	(42,589)	(511,767)	(83,436)	(1,064,745)
Net increase	2,873,946	$33,025,707	520,013	$6,163,586	2,456,725	$31,372,674
Class R2 shares[2]
Sold	544,916	$6,383,941	21,854	$262,070	16,871	$218,556
Distributions reinvested	168	2,005	—	—	—	—
Repurchased	(35,963)	(392,791)	(171)	(2,031)	—	—
Net increase	509,121	$5,993,155	21,683	$260,039	16,871	$218,556
Class R4 shares[2]
Sold	—	—	—	—	10,265	$135,000
Distributions reinvested	26	$308	—	—	—	—
Repurchased	(2,657)	(30,489)	—	—	—	—
Net increase (decrease)	(2,631)	($30,181)	—	—	10,265	$135,000
Class R6 shares
Sold	150,967	$1,723,070	92,574	$1,096,415	5,971,370	$73,133,725
Distributions reinvested	5,722	67,972	—	—	64,004	748,844
Repurchased	(73,053)	(803,140)	(2,779)	(33,165)	(1,027,748)	(13,552,896)
Net increase	83,636	$987,902	89,795	$1,063,250	5,007,626	$60,329,673
Class NAV shares[3]
Sold	601,622	$6,774,747	149,404	$1,792,028	7,973,000	$103,463,621
Distributions reinvested	103,604	1,229,774	—	—	—	—
Repurchased	(328,171)	(3,684,590)	(43,441)	(520,096)	(481,896)	(6,114,476)
Net increase	377,055	$4,319,931	105,963	$1,271,932	7,491,104	$97,349,145
Total net increase	4,594,364	$53,188,669	1,228,585	$14,620,572	17,712,470	$224,584,562

1 For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.

2 The inception date for Class A, Class C, Class I, Class R2 and Class R4 shares is 9-29-14.

3 The inception date for Class NAV shares is 4-13-15.

Affiliates of the fund owned 17%, 10%, 100%, 92% and 100% of shares of beneficial interest of Class A, Class I, Class R4, Class R6 and Class NAV, respectively, on April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       33

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $120,563,748 and $65,132,635, respectively, for the six months ended April 30, 2016.

Note 7 — Reorganization

At the close of business on September 26, 2014, the fund acquired all the assets and liabilities of the Predecessor fund in exchange for the Class R6 shares of the fund. The fund had no assets, liabilities, or operations prior to the reorganization.

The agreement provided for: (a) the acquisition of all the assets, subject to all of the liabilities, of the Predecessor fund in exchange for shares of the fund; (b) the liquidation of the Predecessor fund; and (c) the distribution to the Predecessor fund's shareholders of the fund's shares. The reorganization was intended to allow the fund to be better positioned to increase asset size and achieve additional economies of scale by increasing sales and spreading fixed expenses over a larger asset base. As a result of the reorganization, the fund is the legal survivor, and the accounting and performance successor to the Predecessor fund. Institutional Class shares of the Predecessor fund have been redesignated as Class R6 shares of the fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Predecessor fund or its shareholders. Thus, the investments were transferred to the fund at the Predecessor fund's identified cost. All distributable amounts of net income and realized gains from the Predecessor fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Predecessor fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on September 26, 2014. The following outlines the reorganization:

Predecessor fund	Acquired net asset value of the Predecessor fund	Appreciation of Predecessor fund's investments	Shares issued by the fund	Total net assets after combination
Robeco Boston Partners International Equity Fund	$13,585,968	$1,511,499	1,036,930.325	$13,585,968

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       34

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Robeco Investment Management, Inc. doing business as Boston Partners

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF291528	455SA 4/16 6/16

John Hancock

Emerging Markets Equity Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for international equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum, but finished the period with modest losses. Aggressive economic stimulus measures from central banks in the eurozone and Japan provided a key source of support.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

TOTAL RETURNS AS OF 4/30/16 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatile market conditions underscored the period

The MSCI Emerging Markets Index turned in essentially flat performance for the six-month timeframe in an environment of heightened market volatility.

Relative underperformance

The fund lagged its benchmark, the MSCI Emerging Markets Index, by several percentage points for the period.

Quality was out of favor

The relative underperformance stemmed largely from our focus on high-quality growth companies, while the market preferred depressed economically sensitive or deep value stocks.

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the U.S. and global financial markets have resulted, and may continue to result, in an unusually high degree of volatility. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Kathryn Langridge, John Hancock Asset Management

Kathryn Langridge
Portfolio Manager
John Hancock Asset Management

What factors led the fund to underperform its benchmark, the MSCI Emerging Markets Index?

Although the index was nearly flat for the six-month timeframe, that result masks considerable market volatility. Three factors weighed particularly heavily on investor sentiment between the start of the reporting period last November and mid-February: concern about falling oil prices, deteriorating economic growth, and political turmoil in Brazil. However, sentiment improved over the rest of the period as commodity prices stabilized, reflecting signs of supportive monetary and fiscal policies across both emerging and developing economies.

The fund lagged the benchmark by several percentage points primarily because our investment focus on high-quality growth companies has been out of tune with the market's preference for depressed cyclical (economically sensitive) or deep value stocks. A number of similar instances took place in the months leading up to the period, only to see the cyclical sectors and stocks fall back once it became clear that economic growth was more subdued than forecasted. We see no reason to believe that the situation has meaningfully changed, and we are looking for companies with demonstrable earnings growth, such as those we favor in the fund, to reassert themselves.

Would you please remind shareholders of your investment approach?

We buy and sell stocks on a security-by-security, or bottom-up, basis while also considering the fundamentals of the individual countries in which potential investments reside. Ultimately, we are searching for high-return, best-in-class businesses, and our objective is to invest in emerging-market companies offering the potential for quality growth at a reasonable price.

Our process is designed to lead us to well-managed companies with good business models, a strong competitive position, and a healthy balance sheet, as well as the ability to generate favorable earnings growth regardless of underlying market conditions. We also favor companies that operate transparently and with good corporate governance, as we have found these characteristics to be closely linked to business quality and higher equity valuations over the long term.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       4

"Although the index was nearly flat for the six-month timeframe, that result masks considerable market volatility."

Relative to the benchmark, which stocks detracted from the fund's results?

Several of the fund's leading detractors were Chinese stocks, such as Huadian Fuxin Energy Corp., Ltd., an operator of alternative energy facilities whose shares returned -29% for the six months. Investors developed concerns about how increased supply of power and slower economic growth in China could influence the company's pricing.

Another detractor in China was Zhuzhou CSR Times Electric Co., Ltd. This maker of railway electrical systems struggled due to concerns about future demand. We ultimately sold the fund's stake in this company, as we saw the firm's focus on China's railway sector as vulnerable to slower growth than previously forecast. Elsewhere, Hotel Shilla Company Ltd., a Korean operator of duty-free shops and hotels, saw its shares fall by roughly one-third after additional duty-free licenses were issued in the country. However, we continue to believe the company has a very strong competitive position and is likely to maintain its preeminence at a time of favorable inbound tourism activity.

Economic and political troubles in South Africa posed challenges for various holdings connected to that market. This list includes international packaging and paper company Mondi PLC and insurance company Discovery Ltd. In both cases, we continued to like their strong international businesses and maintained the fund's position in the companies as of the end of the period.

Another detractor was Luxoft Holding, Inc., which provides software services to multinational

SECTOR COMPOSITION AS OF 4/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       5

corporations. Although the company's financial results were in line with analysts' expectations, its significant business exposure to Europe's troubled banking industry caused investors to become concerned about the company's future growth prospects. However, we do not share this view; we have seen little evidence that restructuring in the financials sector has slowed the growth of business outsourcing and the development of the types of mission-critical software solutions in which Luxoft specializes. If anything, we believe that restructuring accelerates the opportunities for Luxoft's outsourcing solutions, providing businesses with the opportunity to lower their costs compared with maintaining less flexible resources in house. During the period, we added to the fund's stake in Luxoft.

Which stocks added to relative performance?

Various Latin American stocks added value, especially those in Brazil, where an improving political backdrop lifted investors' spirits. For example, Brazilian drugstore chain Raia Drogasil SA saw its shares gain more than 50% this period, reflecting the company's strong financial results and market position. Brazilian consumer goods company Hypermarcas SA saw its share price favorably respond to a restructuring plan that promises to streamline the company's operations through a reduction in debt and a focus on higher-returning businesses. Brazilian brewing company Ambev SA and Peruvian financial services company CrediCorp Ltd. also performed well for the fund.

Elsewhere, the fund benefited from its stake in Baidu, Inc., a leading Chinese Internet company. Baidu, which produced better-than-expected financial results this period, acquired a significant financial stake in China's two leading travel companies, which recently merged.

The fund also benefited from its position in LG Household & Health Care, Ltd. This retailer of cosmetics and other products benefited from strong sales growth and relative strength in the Korean stock market and currency. Shares of Indonesian retailer Matahari Department Store Tbk PT also gained ground.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Samsung Electronics Company, Ltd.	4.3
Naspers, Ltd., N Shares	4.0
Baidu, Inc., ADR	3.1
CNOOC, Ltd.	3.0
China Mobile, Ltd.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.8
Ping An Insurance Group Company of China, Ltd., H Shares	2.6
AIA Group, Ltd.	2.4
Hong Kong Exchanges and Clearing, Ltd.	2.4
PetroChina Company, Ltd., H Shares	2.1
TOTAL	29.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       6

As of period end, how were you positioning the fund?

Our outlook was improving, as various headwinds holding back the emerging-market asset class in late 2015 and early 2016 were easing. For example, the U.S. dollar's relentless upward drift appears to have been arrested, monetary and fiscal stimuli have been mobilized across a number of developed and emerging economies, and commodity prices have been responding to attempts to bring supply and demand into a more rational balance.

That said, we do not believe that global growth is set to leap ahead. In fact, we see the forces of deflation still holding sway and continuing to influence consumption and asset allocation decisions across the globe. Against this backdrop, we continue to focus on identifying well-managed businesses able to generate earnings growth despite the challenging environment.

MANAGED BY

Kathryn Langridge On the fund since inception Investing since 1985

TOP 10 COUNTRIES AS OF 4/30/16 (%)

China	22.3
South Korea	11.9
Hong Kong	10.2
India	10.0
Brazil	8.5
Taiwan	7.8
South Africa	6.1
Mexico	5.0
Philippines	2.7
Russia	2.5
TOTAL	87.0
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Kathryn Langridge, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

	Cumulative total returns (%) with maximum sales charge
	6-month	Since inception[1]
Class A	-8.03	-17.38
Class C	-4.53	-14.37
Class I2	-3.14	-12.83
Class R2[2]	-3.23	-13.00
Class R4[2]	-3.09	-12.88
Class R6[2]	-3.10	-12.79
Class NAV[2]	-3.14	-12.82
Index†	-0.01	-11.32

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.65	2.35	1.34	1.75	1.60	1.25	1.23
Net (%)	1.53	2.23	1.28	1.63	1.38	1.23	1.23

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-16-15	8,564	8,650	8,868
Class I2	6-16-15	8,717	8,717	8,868
Class R2[2]	6-16-15	8,700	8,700	8,868
Class R4[2]	6-16-15	8,712	8,712	8,868
Class R6[2]	6-16-15	8,721	8,721	8,868
Class NAV[2]	6-16-15	8,718	8,718	8,868

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-16-15.
2	For certain type of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$967.70	$7.34	1.50%
Class C	1,000.00	964.30	10.74	2.20%
Class I	1,000.00	968.60	6.12	1.25%
Class R2	1,000.00	967.70	7.00	1.43%
Class R4	1,000.00	969.10	6.51	1.33%
Class R6	1,000.00	969.00	5.68	1.16%
Class NAV	1,000.00	968.60	5.68	1.16%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on Novemeber 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.40	$7.52	1.50%
Class C	1,000.00	1,013.90	11.02	2.20%
Class I	1,000.00	1,018.60	6.27	1.25%
Class R2	1,000.00	1,017.80	7.17	1.43%
Class R4	1,000.00	1,018.20	6.67	1.33%
Class R6	1,000.00	1,019.10	5.82	1.16%
Class NAV	1,000.00	1,019.10	5.82	1.16%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 91.0%		$457,040,493
(Cost $460,171,487)
Brazil 7.4%		37,049,881
Ambev SA, ADR	1,588,603	8,880,291
BB Seguridade Participacoes SA	784,600	6,843,934
Hypermarcas SA	426,500	3,762,451
Lojas Renner SA	586,300	3,540,729
Raia Drogasil SA (I)	231,200	3,700,007
Ultrapar Participacoes SA	236,400	4,977,855
WEG SA	1,210,900	5,344,614
China 22.3%		111,954,394
3SBio, Inc. (I)(S)	4,749,000	5,732,863
Anhui Conch Cement Company, Ltd., H Shares	1,730,500	4,559,987
Baidu, Inc., ADR (I)	80,557	15,652,225
Bank of China, Ltd., H Shares	11,170,000	4,522,672
Beijing Capital International Airport Company, Ltd., H Shares	4,732,000	5,076,979
China Merchants Bank Company, Ltd., H Shares	2,022,000	4,429,447
CNOOC, Ltd.	12,062,000	14,900,447
Dali Foods Group Company, Ltd. (I)(S)	11,754,500	7,279,170
Hollysys Automation Technologies, Ltd., ADR (I)	342,698	6,569,521
Huadian Fuxin Energy Corp., Ltd., H Shares	16,554,000	3,605,996
JD.com, Inc., ADR (I)	223,850	5,721,606
PetroChina Company, Ltd., H Shares	14,288,000	10,453,532
Ping An Insurance Group Company of China, Ltd., H Shares	2,832,500	13,293,160
Tencent Holdings, Ltd.	340,300	6,924,532
Vipshop Holdings, Ltd., ADR (I)	236,969	3,232,257
Hong Kong 10.2%		51,039,924
AIA Group, Ltd.	2,020,800	12,093,692
Cheung Kong Property Holdings, Ltd.	771,000	5,265,537
China Mobile, Ltd.	1,294,000	14,856,119
Dah Sing Banking Group, Ltd.	3,873,600	6,891,459
Hong Kong Exchanges and Clearing, Ltd.	473,400	11,933,117
India 10.0%		50,510,531
HDFC Bank, Ltd.	216,590	4,401,675
Housing Development Finance Corp., Ltd.	358,888	5,889,549
ICICI Bank, Ltd.	1,160,747	4,115,279
ICICI Bank, Ltd., ADR	303,056	2,136,545
Infosys, Ltd.	384,076	6,976,053
Nestle India, Ltd.	68,618	5,905,582
Sun Pharmaceutical Industries, Ltd.	452,448	5,533,484
Tata Motors, Ltd., ADR (I)	232,020	7,048,768

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       12

	Shares	Value
India (continued)
Ultratech Cement, Ltd.	107,499	$5,109,935
Vakrangee, Ltd.	1,145,574	3,393,661
Indonesia 2.2%		10,965,886
Bank Rakyat Indonesia Persero Tbk PT	6,273,500	4,902,650
Matahari Department Store Tbk PT	4,228,600	6,063,236
Mexico 5.0%		24,922,990
Fomento Economico Mexicano SAB de CV	785,000	7,317,690
Gentera SAB de CV	1,347,400	2,673,709
Grupo Aeroportuario del Sureste SAB de CV, B Shares (I)	405,090	6,238,584
Grupo Financiero Banorte SAB de CV	718,700	4,086,293
Infraestructura Energetica Nova SAB de CV	1,181,000	4,606,714
Peru 1.4%		6,981,178
Credicorp, Ltd.	48,007	6,981,178
Philippines 2.7%		13,771,164
Ayala Corp.	460,060	7,555,939
Universal Robina Corp.	1,399,630	6,215,225
Poland 1.0%		4,955,822
Powszechny Zaklad Ubezpieczen SA	547,530	4,955,822
Russia 2.5%		12,675,571
Magnit PJSC, GDR	123,609	4,285,289
Sberbank of Russia PJSC, ADR	662,998	5,317,244
Yandex NV, Class A (I)	150,124	3,073,038
South Africa 6.1%		30,934,149
Discovery, Ltd.	659,242	5,900,245
Mondi PLC	256,013	4,903,830
Naspers, Ltd., N Shares	146,282	20,130,074
South Korea 6.6%		33,127,493
Hotel Shilla Company, Ltd.	92,835	5,950,883
Korea Electric Power Corp.	170,396	9,255,700
LG Household & Health Care, Ltd.	8,464	7,452,282
Samsung Fire & Marine Insurance Company, Ltd.	21,523	5,548,269
Samsung Life Insurance Company, Ltd.	51,290	4,920,359
Switzerland 1.0%		4,956,398
Luxoft Holding, Inc. (I)	85,736	4,956,398
Taiwan 7.8%		39,060,884
Advanced Semiconductor Engineering, Inc.	4,650,000	4,474,393
Delta Electronics, Inc.	1,156,000	5,354,734
Taiwan Semiconductor Manufacturing Company, Ltd.	1,514,000	6,955,876
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	605,470	14,283,037

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       13

			Shares	Value
Taiwan (continued)
	Uni-President Enterprises Corp.		4,440,000	$7,992,844
Thailand 1.8%				8,846,824
	Siam Cement PCL, NVDR		634,350	8,846,824
Turkey 1.5%				7,669,785
	Haci Omer Sabanci Holding AS		2,125,951	7,669,785
United Kingdom 1.5%				7,617,619
	Rio Tinto PLC		227,077	7,617,619
Preferred securities 6.4%				$32,334,316
(Cost $30,966,437)
Brazil 1.1%				5,388,702
	Itau Unibanco Holding SA		563,830	5,388,702
South Korea 5.3%				26,945,614
	Hyundai Motor Company		62,782	5,360,948
	Samsung Electronics Company, Ltd.		23,634	21,584,666
Investment companies 0.6%				$2,963,593
(Cost $3,562,006)
	The India Fund, Inc.		130,506	2,963,593
	Yield (%)		Shares	Value
Short-term investments 1.2%				$5,783,424
(Cost $5,783,424)
Money market funds 1.2%				5,783,424
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1686(Y	)	5,783,424	5,783,424
Total investments (Cost $500,483,354)† 99.2%				$498,121,826
Other assets and liabilities, net 0.8%				$4,135,729
Total net assets 100.0%				$502,257,555

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $501,416,914. Net unrealized depreciation aggregated to $3,295,088, of which $26,016,006 related to appreciated investment securities and $29,311,094 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $500,483,354)	498,121,826
Foreign currency, at value (Cost $257,079)	257,801
Receivable for investments sold	3,596,269
Dividends and interest receivable	278,238
Receivable due from advisor	21
Other receivables and prepaid expenses	89,035
Total assets	502,343,190
Liabilities
Payable to affiliates
Accounting and legal services fees	7,978
Transfer agent fees	34
Other liabilities and accrued expenses	77,623
Total liabilities	85,635
Net assets	$502,257,555
Net assets consist of
Paid-in capital	$528,078,995
Undistributed net investment income	600,793
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,057,977)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,364,256)
Net assets	$502,257,555

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($136,561 ÷ 15,698 shares)[1]	$8.70
Class C ($86,475 ÷ 10,000 shares)[1]	$8.65
Class I ($99,507 ÷ 11,425 shares)	$8.71
Class R2 ($87,021 ÷ 10,000 shares)	$8.70
Class R4 ($87,082 ÷ 10,000 shares)	$8.71
Class R6 ($87,115 ÷ 10,000 shares)	$8.71
Class NAV ($501,673,794 ÷ 57,589,601 shares)	$8.71
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$9.16

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$3,728,339
Less foreign taxes withheld	(425,000)
Total investment income	3,303,339
Expenses
Investment management fees	2,436,831
Distribution and service fees	808
Accounting and legal services fees	43,407
Transfer agent fees	198
Trustees' fees	2,026
State registration fees	14,306
Printing and postage	12,776
Professional fees	25,146
Custodian fees	67,379
Registration and filing fees	110,033
Other	5,611
Total expenses	2,718,521
Less expense reductions	(17,043)
Net expenses	2,701,478
Net investment income	601,861
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(18,047,294)
(18,047,294)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	3,785,530
3,785,530
Net realized and unrealized loss	(14,261,764)
Decrease in net assets from operations	($13,659,903)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Period ended 10-31-15[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$601,861	$536,940
Net realized loss	(18,047,294)	(6,141,337)
Change in net unrealized appreciation (depreciation)	3,785,530	(6,149,786)
Decrease in net assets resulting from operations	(13,659,903)	(11,754,183)
Distributions to shareholders
From net investment income
Class I	(73)	—
Class R4	(23)	—
Class R6	(107)	—
Class NAV	(438,179)	—
Total distributions	(438,382)	—
From fund share transactions	150,847,882	377,262,141
Total increase	136,749,597	365,507,958
Net assets
Beginning of period	365,507,958	—
End of period	$502,257,555	$365,507,958
Undistributed net investment income	$600,793	$437,314

1	Period from 6-16-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       17

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.99		$10.00
Net investment income[3]	—	[4]	0.01
Net realized and unrealized loss on investments	(0.29)		(1.02)
Total from investment operations	(0.29)		(1.01)
Net asset value, end of period	$8.70		$8.99
Total return (%)[5,6]	(3.23	) [7]	(10.10	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	[9]	1.64	[9]
Expenses including reductions	1.50	[9]	1.50	[9]
Net investment income (loss)	(0.05	) [9]	0.44	[9]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       18

Class C Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.97		$10.00
Net investment loss[3]	(0.03)		(0.01)
Net realized and unrealized loss on investments	(0.29)		(1.02)
Total from investment operations	(0.32)		(1.03)
Net asset value, end of period	$8.65		$8.97
Total return (%)[4,5]	(3.57	) [6]	(10.30	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	[8]	2.35	[8]
Expenses including reductions	2.20	[8]	2.20	[8]
Net investment loss	(0.82	) [8]	(0.17	) [8]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       19

Class I Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.00		$10.00
Net investment income[3]	0.01		0.03
Net realized and unrealized loss on investments	(0.29)		(1.03)
Total from investment operations	(0.28)		(1.00)
Less distributions
From net investment income	(0.01)		—
Net asset value, end of period	$8.71		$9.00
Total return (%)[4]	(3.14	) [5]	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	[7]	1.33	[7]
Expenses including reductions	1.25	[7]	1.25	[7]
Net investment income	0.13	[7]	0.78	[7]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       20

Class R2 Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.99		$10.00
Net investment income[3]	—	[4]	0.02
Net realized and unrealized loss on investments	(0.29)		(1.03)
Total from investment operations	(0.29)		(1.01)
Net asset value, end of period	$8.70		$8.99
Total return (%)[5]	(3.23	) [6]	(10.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44	[8]	1.48	[8]
Expenses including reductions	1.43	[8]	1.48	[8]
Net investment income (loss)	(0.05	) [8]	0.56	[8]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       21

Class R4 Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$8.99		$10.00
Net investment income[3]	—	[4]	0.02
Net realized and unrealized loss on investments	(0.28)		(1.03)
Total from investment operations	(0.28)		(1.01)
Less distributions
From net investment income	—	[4]	—
Net asset value, end of period	$8.71		$8.99
Total return (%)[5]	(3.09	) [6]	(10.10	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44	[8]	1.48	[8]
Expenses including reductions	1.33	[8]	1.35	[8]
Net investment income	0.06	[8]	0.68	[8]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       22

Class R6 Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.00		$10.00
Net investment income[3]	0.01		0.03
Net realized and unrealized loss on investments	(0.29)		(1.03)
Total from investment operations	(0.28)		(1.00)
Less distributions
From net investment income	(0.01)		—
Net asset value, end of period	$8.71		$9.00
Total return (%)[4]	(3.10	) [5]	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[7]	1.23	[7]
Expenses including reductions	1.16	[7]	1.21	[7]
Net investment income	0.22	[7]	0.82	[7]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       23

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$9.00		$10.00
Net investment income[3]	0.01		0.02
Net realized and unrealized loss on investments	(0.29)		(1.02)
Total from investment operations	(0.28)		(1.00)
Less distributions
From net investment income	(0.01)		—
Net asset value, end of period	$8.71		$9.00
Total return (%)[4]	(3.14	) [5]	(10.00	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$502		$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	[6]	1.22	[6]
Expenses including reductions	1.16	[6]	1.21	[6]
Net investment income	0.26	[6]	0.61	[6]
Portfolio turnover (%)	22		17

1	Six months ended 4-30-16. Unaudited.
2	Period from 6-16-15 (commencement of operations) to 10-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       24

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plan. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       25

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Brazil	$37,049,881	$37,049,881	—	—
China	111,954,394	31,175,609	$80,778,785	—
Hong Kong	51,039,924	—	51,039,924	—
India	50,510,531	9,185,313	41,325,218	—
Indonesia	10,965,886	—	10,965,886	—
Mexico	24,922,990	24,922,990	—	—
Peru	6,981,178	6,981,178	—	—
Philippines	13,771,164	—	13,771,164	—
Poland	4,955,822	—	4,955,822	—
Russia	12,675,571	8,390,282	4,285,289	—
South Africa	30,934,149	—	30,934,149	—
South Korea	33,127,493	—	33,127,493	—
Switzerland	4,956,398	4,956,398	—	—
Taiwan	39,060,884	14,283,037	24,777,847	—
Thailand	8,846,824	—	8,846,824	—
Turkey	7,669,785	—	7,669,785	—
United Kingdom	7,617,619	—	7,617,619	—
Preferred securities
Brazil	5,388,702	5,388,702	—	—
South Korea	26,945,614	—	26,945,614	—
Investment companies	2,963,593	2,963,593	—	—
Short-term investments	5,783,424	—	5,783,424	—
Total investments in securities	$498,121,826	$145,296,983	$352,824,843	—

Securities with a market value of approximately $12,748,000 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       26

when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016 were as $812. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2015, the fund has a short-term capital loss carryforward of $5,077,123 available to offset future net realized capital gains. This carryforward does not expire.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       27

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.050% of the first $500 million of the fund's average daily net assets; (b) 1.000% of the next $500 million of the fund's average daily net assets; (c) 0.950% of the fund's average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund's average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class A, Class C, Class I, Class R2 and Class R4 shares of the fund to the extent they exceed 1.50%, 2.20%, 1.25%, 1.60% and 1.35% of the respective class's average net assets, on an annualized basis. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The waiver expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       28

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets, on annualized basis. The waiver expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted for the six months ended April 30, 2016, amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$61	Class R4	$3
Class C	39	Class R6	10
Class I	13	Class NAV	16,873
Class R2	3	Total	$17,002

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 1.04% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $41 for Class R4 shares for the six months ended April 30, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor. During the six months ended April 30, 2016, there were no up-front sale charges received by the Distributor for Class A shares.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, there were no CDSCs received by the Distributor for Class A or Class C shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       29

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$187	$79
Class C	413	52
Class I	—	46
Class R2	104	7
Class R4	104	7
Class R6	—	7
Total	$808	$198

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the period ended October 30, 2015 were as follows:

		Six months ended 4-30-16		Period ended 10-31-15[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,228	$67,330	13,366	$129,023
Repurchased	(5,896)	(49,592)	—	—
Net increase	2,332	$17,738	13,366	$129,023
Class C shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class I shares
Sold	1,425	$12,570	10,000	$100,000
Net increase	1,425	$12,570	10,000	$100,000
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       30

		Six months ended 4-30-16		Period ended 10-31-15[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class NAV shares
Sold	16,969,954	$150,379,395	40,642,720	$377,274,271
Distributions reinvested	51,309	438,179	—	—
Repurchased	—	—	(74,382)	(641,153)
Net increase	17,021,263	$150,817,574	40,568,338	$376,633,118
Total net increase	17,025,020	$150,847,882	40,631,704	$377,262,141

1 Period from 6-16-15 (commencement of operations) to 10-31-15.

Affiliates of the fund owned 64%,100%,88%,100%,100%,100% and 100% of shares of beneficial interest of Class A, Class C, Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $251,023,310 and $102,521,958, respectively, for the six months ended April 30, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, funds within the John Hancock group of funds complex held 99.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	37.7%
John Hancock Funds II Lifestyle Balanced Portfolio	24.0%
John Hancock Funds II Lifestyle Aggressive Portfolio	16.5%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292058	456SA 4/16 6/16

John Hancock

Global Focused Strategies Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for international equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum, but finished the period with modest losses. Aggressive economic stimulus measures from central banks in the eurozone and Japan provided a key source of support.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Focused Strategies Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

PORTFOLIO ALLOCATION AS OF 4/30/16 (%)

Common stocks	27.5
Consumer discretionary	7.3
Financials	5.5
Telecommunication services	5.0
Industrials	3.7
Consumer staples	1.9
Information technology	1.7
Materials	1.0
Health care	0.6
Utilities	0.5
Energy	0.3
Corporate bonds	4.9
Purchased options	0.4
Preferred securities	0.1
Short-term investments and other	67.1
Money market funds	33.3
Time deposits	25.1
U.S. Government	4.1
Certificate of deposit	2.5
Other assets and liabilities, net	2.1
TOTAL	100.0
As a percentage of net assets.

A note about risks

The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. The stock prices of small and midsize companies can change more frequently and dramatically than those of large companies. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       2

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

COUNTRY COMPOSITION AS OF 4/30/16 (%)

United States	39.9
United Kingdom	14.3
France	12.6
Italy	5.6
Belgium	4.2
Denmark	4.1
Japan	3.6
Indonesia	2.9
China	2.8
Germany	1.7
Other countries	8.3
TOTAL	100.0
As a percentage of net assets.
The percentages above do not reflect country exposure gained through certain currency derivatives.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on April 13, 2016, with the same investment held until April 30, 2016.

	Account value on 4-13-2016	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$988.00	$0.92	2.00%
Class C	1,000.00	988.00	1.27	2.75%
Class I	1,000.00	988.00	0.80	1.73%
Class R6	1,000.00	988.00	0.75	1.62%
Class NAV	1,000.00	988.00	0.75	1.62%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       4

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[2]	Annualized expense ratio
Class A	$1,000.00	$1,014.90	$10.02	2.00%
Class C	1,000.00	1,001.00	1.28	2.75%
Class I	1,000.00	1,001.50	0.80	1.73%
Class R6	1,000.00	1,001.60	0.75	1.62%
Class NAV	1,000.00	1,001.60	0.75	1.62%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	The inception date for the fund is 4-13-16. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 17/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       5

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 27.5%		$13,408,685
(Cost $13,518,836)
Belgium 0.3%		131,329
Proximus SADP	801	26,997
Umicore SA	2,090	104,332
Brazil 0.2%		116,014
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,400	116,014
China 2.8%		1,387,746
Baidu, Inc., ADR (I)	519	100,842
China Mengniu Dairy Company, Ltd.	144,000	243,521
Hengan International Group Company, Ltd.	25,500	228,475
JD.com, Inc., ADR (I)	11,349	290,080
Lenovo Group, Ltd.	128,000	101,260
Shenzhou International Group Holdings, Ltd.	46,000	237,798
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	550,600	185,770
Denmark 0.5%		239,732
Danske Bank A/S	3,952	111,820
Novo Nordisk A/S, B Shares	1,903	106,253
TDC A/S	4,230	21,659
Finland 0.1%		28,455
Elisa OYJ	761	28,455
France 1.0%		485,972
Airbus Group SE	1,632	102,029
Orange SA	16,833	279,664
Orpea	1,264	104,279
Germany 1.7%		822,379
Covestro AG (I)(S)	2,855	112,940
Deutsche Telekom AG	22,560	396,007
Freenet AG	688	21,061
Infineon Technologies AG	7,397	105,538
SAP SE	1,348	105,766
TUI AG	5,585	81,067
Hong Kong 1.1%		538,717
China State Construction International Holdings, Ltd.	68,000	105,924
China Unicom Hong Kong, Ltd.	186,000	217,674
Galaxy Entertainment Group, Ltd.	64,000	215,119
Hungary 0.2%		104,664
OTP Bank PLC	3,950	104,664

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       6

	Shares	Value
Indonesia 2.9%		$1,410,889
Adhi Karya Persero Tbk PT	333,200	67,289
Agung Podomoro Land Tbk PT (I)	3,592,500	69,112
AKR Corporindo Tbk PT	143,700	70,589
Alam Sutera Realty Tbk PT	2,419,600	72,364
Bank Central Asia Tbk PT	72,300	71,353
Bank Mandiri Persero Tbk PT	98,300	71,457
Bank Negara Indonesia Persero Tbk PT	186,400	64,538
Bank Rakyat Indonesia Persero Tbk PT	89,400	69,865
Bank Tabungan Negara Persero Tbk PT	552,000	73,406
Bekasi Fajar Industrial Estate Tbk PT	3,268,200	69,692
Bumi Serpong Damai Tbk PT	514,300	71,797
Ciputra Development Tbk PT	729,600	68,623
Indofood Sukses Makmur Tbk PT	132,100	71,003
Intiland Development Tbk PT	1,890,000	72,966
Kawasan Industri Jababeka Tbk PT	3,676,700	72,806
Lippo Karawaci Tbk PT	913,800	70,211
Pakuwon Jati Tbk PT	1,863,800	73,846
Summarecon Agung Tbk PT	627,500	74,033
Surya Semesta Internusa Tbk PT	1,280,600	66,772
United Tractors Tbk PT	61,100	69,167
Ireland 0.7%		320,738
CRH PLC (I)	3,646	106,110
Glanbia PLC	5,371	101,379
Ryanair Holdings PLC, ADR	1,399	113,249
Isle of Man 0.2%		90,324
GVC Holdings PLC (I)	11,409	90,324
Italy 4.6%		2,223,218
A2A SpA	33,570	47,984
ACEA SpA	1,152	16,945
Amplifon SpA	2,238	20,609
Anima Holding SpA (S)	6,568	46,646
Ansaldo STS SpA	2,705	32,838
Ascopiave SpA	1,626	4,445
Astaldi SpA	2,501	12,278
Autogrill SpA (I)	3,595	30,510
Azimut Holding SpA	3,397	85,745
Banca Carige SpA (I)	37,349	30,640
Banca Generali SpA	1,660	49,397
Banca IFIS SpA	424	12,154
Banca Mediolanum SpA	5,708	47,066
Banca Popolare dell'Emilia Romagna SC	20,146	118,128
Banca Popolare di Milano Scarl	170,630	129,855

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       7

	Shares	Value
Italy (continued)
Banca Popolare di Sondrio Scarl	16,318	$61,035
Banca Profilo SpA	7,254	1,883
Beni Stabili SpA SIIQ	29,540	21,932
Brembo SpA	664	35,725
Brunello Cucinelli SpA	696	13,666
Buzzi Unicem SpA	1,557	29,575
Buzzi Unicem SpA	960	10,894
Cairo Communication SpA	535	2,984
Cementir Holding SpA	1,602	8,458
Cerved Information Solutions SpA (I)	2,092	16,865
CIR-Compagnie Industriali Riunite SpA (I)	8,333	10,392
Credito Emiliano SpA	2,627	19,006
Credito Valtellinese SC (I)	56,071	43,905
Danieli & C Officine Meccaniche SpA	298	6,541
Danieli & C Officine Meccaniche SpA	964	15,685
Davide Campari Milano SpA	6,125	59,251
De'Longhi SpA	1,543	35,622
DeA Capital SpA (I)	2,652	3,966
DiaSorin SpA	455	26,598
Ei Towers SpA	450	26,417
Enel SpA	24,592	111,767
ERG SpA	1,233	16,075
Esprinet SpA	712	6,228
Falck Renewables SpA	3,733	4,151
FinecoBank Banca Fineco SpA	5,301	42,703
Geox SpA (I)	2,407	7,789
Gruppo Editoriale L'Espresso SpA (I)	3,247	3,478
Hera SpA	14,986	45,138
Immobiliare Grande Distribuzione SIIQ SpA	9,023	8,215
Industria Macchine Automatiche SpA	337	19,671
Interpump Group SpA	2,052	29,613
Intesa Sanpaolo SpA	38,776	107,790
Iren SpA	10,811	20,019
Italcementi SpA	3,072	36,454
Juventus Football Club SpA (I)	10,859	3,184
Maire Tecnimont SpA (I)	3,000	9,133
MARR SpA	726	14,789
Mediaset SpA	23,816	107,593
Moleskine SpA	2,093	4,827
Moncler SpA	3,350	54,450
Piaggio & C SpA	6,576	14,616
RCS MediaGroup SpA (I)	10,030	6,474
Recordati SpA	2,158	54,913
Reply SpA	84	11,962

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       8

	Shares	Value
Italy (continued)
Safilo Group SpA (I)	1,102	$9,738
Salini Impregilo SpA	6,295	27,610
Salvatore Ferragamo SpA	1,622	37,595
Saras SpA (I)	8,336	14,560
Societa Cattolica di Assicurazioni SCRL	4,602	32,037
Societa Iniziative Autostradali e Servizi SpA	1,910	19,977
Sogefi SpA (I)	2,295	4,197
Tamburi Investment Partners Spa	2,156	7,753
Telecom Italia SpA (I)	54,465	53,184
Tod's SpA	446	30,897
Trevi Finanziaria Industriale SpA	3,015	4,871
Unipol Gruppo Finanziario SpA	14,200	60,966
Yoox Net-A-Porter Group SpA (I)	1,471	43,161
Macau 0.4%		218,037
Sands China, Ltd.	61,200	218,037
Mexico 0.2%		102,970
Fomento Economico Mexicano SAB de CV	11,046	102,970
Netherlands 0.9%		413,874
Altice NV, Class A (I)	2,514	38,112
ASML Holding NV (I)	1,041	100,619
Koninklijke Ahold NV	4,680	101,904
Koninklijke KPN NV	17,450	68,573
Koninklijke Philips NV	3,809	104,666
Norway 0.1%		61,512
Telenor ASA	3,575	61,512
Panama 0.2%		103,148
Copa Holdings SA, Class A	1,618	103,148
Philippines 0.2%		97,319
Ayala Land, Inc.	131,900	97,319
Russia 0.2%		90,254
Mail.ru Group, Ltd., GDR (I)	4,457	90,254
South Korea 0.2%		100,292
KT Corp., ADR	7,369	100,292
Spain 0.7%		361,249
Bankinter SA	14,666	111,943
Telefonica SA	22,790	249,306
Sweden 0.4%		178,674
Assa Abloy AB, B Shares	5,307	111,512
Telia Company AB	14,043	67,162

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       9

Shares	Value
Switzerland 0.1%	$68,096
Swisscom AG	134	68,096
Taiwan 0.2%	97,344
Himax Technologies, Inc., ADR	9,369	97,344
Turkey 0.2%	99,119
Tupras Turkiye Petrol Rafinerileri AS	3,758	99,119
United Kingdom 7.2%	3,516,620
Aviva PLC	13,107	83,040
Babcock International Group PLC	5,926	82,235
Barratt Developments PLC	37,916	295,268
Bellway PLC	2,391	85,615
Bovis Homes Group PLC	23,414	298,824
BT Group PLC	45,645	295,875
Capita PLC	5,466	80,088
Close Brothers Group PLC	4,689	83,158
Dixons Carphone PLC	13,973	86,982
Essentra PLC	6,999	83,238
GKN PLC	20,247	82,627
Inchcape PLC	8,201	81,346
Inmarsat PLC	2,265	30,818
International Consolidated Airlines Group SA	10,891	83,734
ITV PLC	24,462	80,633
Persimmon PLC	10,537	306,481
Redrow PLC	52,922	296,375
Royal Bank of Scotland Group PLC (I)	24,799	83,433
Senior PLC	26,635	84,960
Taylor Wimpey PLC	113,018	304,873
The Sage Group PLC	9,319	80,720
Vodafone Group PLC	137,473	442,917
WS Atkins PLC	4,273	83,380
Preferred securities 0.1%	$71,809
(Cost $69,908)
United States 0.1%	71,809
RBS Capital Funding Trust VII, 6.080%	2,925	71,809
Rate (%)	Maturity date	Par value^	Value
Corporate bonds 4.9%	$2,375,533
(Cost $2,328,593)
Belgium 0.4%	191,284
KBC Groep NV (P)(Q)	5.625	03-19-19	EUR	174,000	191,284
France 0.8%	413,954
Credit Agricole Groupe (P)	8.125	09-19-33	200,000	219,446

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       10

	Rate (%)	Maturity date	Par value^		Value
France (continued)
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	174,000	$194,508
Guernsey, Channel Islands 0.2%					117,040
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875	02-24-41		116,000	117,040
Ireland 0.5%					220,709
Bank of Ireland (P)(Q)	7.375	06-18-20		200,000	220,709
Italy 1.1%					514,659
Intesa Sanpaolo SpA (P)(Q)	7.000	01-19-21	EUR	200,000	220,423
UniCredit SpA (P)(Q)	6.750	09-10-21	EUR	305,000	294,236
Spain 0.3%					142,058
BBVA International Preferred SAU (P)(Q)	5.920	04-18-17		141,000	142,058
Switzerland 0.7%					323,275
UBS AG (P)	4.750	05-22-23		200,000	202,744
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	100,000	120,531
United Kingdom 0.9%					452,554
Barclays PLC (7.875% to 9-15-22, the 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875	09-15-22	GBP	200,000	266,054
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500	08-10-20		200,000	186,500
			Shares		Value
Purchased options 0.4%					$200,605
(Cost $187,054)
Put options 0.4%					200,605
Over the Counter Option on Euro STOXX 50 Index (Expiration Date: 6-19-17; Strike Price: EUR 2,900.00; Counterparty: Merrill Lynch) (I)			610		200,605
	Yield* (%)	Maturity date	Par value^		Value
Short-term investments 65.0%					$31,762,384
(Cost $31,762,858)
Certificate of deposit 2.5%					1,249,640
Nationwide Building Society	0.510	07-13-16		1,250,000	1,249,640
Time deposits 25.1%					12,250,951
Sumitomo Mitsui Financial Group, Inc.	0.380	05-03-16		1,750,132	1,750,129
Societe Generale SA	0.360	05-03-16		1,750,140	1,750,140
Lloyds Banking Group PLC	0.300	05-03-16		1,750,117	1,750,117

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SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       11

	Yield* (%)	Maturity date	Par value^	Value
Time deposits (continued)
KBC Bank NV	0.300	05-03-16	1,750,117	$1,750,117
Danske Bank A/S	0.350	05-03-16	1,750,151	1,750,151
Credit Agricole SA	0.370	05-03-16	1,750,144	1,750,144
BNP Paribas SA	0.360	05-03-16	1,750,153	1,750,153
U.S. Government 4.1%				1,998,628
U.S. Treasury Bill	0.222	08-11-16	2,000,000	1,998,628
		Yield (%)	Shares	Value
Money market funds 33.3%				16,263,165
BlackRock Cash Fund - Prime, Institutional Class		0.4614(Y)	16,263,165	$16,263,165
Total investments (Cost $47,867,249)† 97.9%				$47,819,016
Other assets and liabilities, net 2.1%				$1,005,082
Total net assets 100.0%				$48,824,098

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $47,867,294. Net unrealized depreciation aggregated to $48,278, of which $290,518 related to appreciated investment securities and $338,796 related to depreciated investment securities.

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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $47,867,249)	$47,819,016
Foreign currency, at value (Cost $1,151)	1,159
Cash held at broker for futures contracts	1,710,556
Receivable for investments sold	211,405
Unrealized appreciation on forward foreign currency exchange contracts	56,102
Dividends and interest receivable	66,451
Swap contracts, at value	317,670
Receivable due from advisor	1,673
Other receivables and prepaid expenses	109,742
Total assets	50,293,774
Liabilities
Payable for investments purchased	303,044
Unrealized depreciation on forward foreign currency exchange contracts	440,976
Swap contracts, at value	47,139
Payable for exchange cleared swaps	39,584
Payable for futures variation margin	513,394
Payable to affiliates
Accounting and legal services fees	364
Transfer agent fees	19
Other liabilities and accrued expenses	125,156
Total liabilities	1,469,676
Net assets	$48,824,098
Net assets consist of
Paid-in capital	$49,372,964
Undistributed net investment income	600
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	30,173
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	(579,639)
Net assets	$48,824,098

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STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($98,855 ÷ 10,000 shares)[1]	$9.89
Class C ($98,820 ÷ 10,000 shares)[1]	$9.88
Class I ($98,867 ÷ 10,000 shares)	$9.89
Class R6 ($98,872 ÷ 10,000 shares)	$9.89
Class NAV ($48,428,684 ÷ 4,898,227 shares)	$9.89
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.41

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

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STATEMENT OF OPERATIONS   For the period ended 4-30-16 (unaudited)1

Investment income
Dividends	$25,901
Interest	11,562
Less foreign taxes withheld	(2,127)
Total investment income	35,336
Expenses
Investment management fees	33,160
Distribution and service fees	58
Accounting and legal services fees	364
Transfer agent fees	21
Printing and postage	803
Professional fees	8,202
Custodian fees	880
Registration and filing fees	5,359
Other	301
Total expenses	49,148
Less expense reductions	(14,412)
Net expenses	34,736
Net investment income	600
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(5,959)
Futures contracts	36,132
30,173
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(425,893)
Futures contracts	(518,014)
Swap contracts	364,268
(579,639)
Net realized and unrealized loss	(549,466)
Decrease in net assets from operations	($548,866)

1	Period from 4-13-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$600
Net realized gain	30,173
Change in net unrealized appreciation (depreciation)	(579,639)
Decrease in net assets resulting from operations	(548,866)
From fund share transactions	49,372,964
Total increase	48,824,098
Net assets
Beginning of period	—
End of period	$48,824,098
Undistributed net investment income	$600

1	Period from 4-13-16 (commencement of operations) to 4-30-16.

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Financial highlights

Class A Shares Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	—	[3]
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (%)[4,5]	(1.20	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.63	[8]
Expenses including reductions	2.00	[8]
Net investment loss	(0.02	) [6]
Portfolio turnover (%)	2

1	Period from 4-13-16 (commencement of operations) to 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

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Class C Shares Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	(0.12)
Net asset value, end of period	$9.88
Total return (%)[3,4]	(1.20	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.38	[7]
Expenses including reductions	2.75	[7]
Net investment loss	(0.05	) [5]
Portfolio turnover (%)	2

1	Period from 4-13-16 (commencement of operations) to 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

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Class I Shares Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	—	[3]
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (%)[4]	(1.20	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.37	[7]
Expenses including reductions	1.73	[7]
Net investment income	—	[5,8]
Portfolio turnover (%)	2

1	Period from 4-13-16 (commencement of operations) to 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Less than 0.005%.

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Class R6 Shares Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	—	[3]
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (%)[4]	(1.20	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.27	[7]
Expenses including reductions	1.62	[7]
Net investment income	—	[5,8]
Portfolio turnover (%)	2

1	Period from 4-13-16 (commencement of operations) to 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Less than 0.005%.

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SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       20

Class NAV Shares Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	—	[3]
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (%)[4]	(1.20	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	[6]
Expenses including reductions	1.62	[6]
Net investment income	—	[5,7]
Portfolio turnover (%)	2

1	Period from 4-13-16 (commencement of operations) to 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	Less than 0.005%.

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SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Focused Strategies Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

The fund commenced operations on April 13, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ

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significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$13,408,685	$1,114,193	$12,294,492	—
Preferred securities	71,809	71,809	—	—
Corporate bonds	2,375,533	—	2,375,533	—
Purchased options	200,605	—	200,605	—
Short-term investments	31,762,384	16,263,165	15,499,219	—
Total investments in securities	$47,819,016	$17,449,167	$30,369,849	—
Other financial instruments:
Futures	($518,014)	($518,014)	—	—
Forward foreign currency contracts	(384,874)	—	($384,874)	—
Interest rate swaps	89,370	—	89,370	—
Total return swaps	274,898	—	274,898	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and

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expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       24

Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the period ended April 30, 2016, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, to gain exposure to certain securities markets and to foreign bond market, maintain diversity and liquidity of the fund and manage exposure to equity volatility. The fund held futures contracts with notional values ranging up to $47.8 million, as measured period end. The following table summarizes the contracts held at April 30, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       25

	Positions	Number of contracts	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futues	Long	54	Jul 2016	$11,804,065	$11,805,750	$1,685
CBOE Volatility Index Futures	Long	23	Nov 2016	471,001	480,700	9,699
E-mini NASDAQ 100 Futures	Long	52	Jun 2016	4,730,385	4,504,760	(225,625)
Euro Stoxx 50 Index Dividend Futures	Long	320	Dec 2018	3,840,059	3,862,044	21,985
Hang Seng Index Futures	Long	10	May 2016	1,372,925	1,339,564	(33,361)
Nikkei Dividend Index Futures	Long	38	Apr 2018	1,229,305	1,188,214	(41,091)
Nikkei Dividend Index Futures	Long	38	Apr 2019	1,264,643	1,203,571	(61,072)
SGX MSCI Singapore Index Futures	Long	40	May 2016	976,540	942,110	(34,430)
Tokyo Price Index Futures	Long	19	Jun 2016	2,445,536	2,265,840	(179,696)
10-Year U.S. Treasury Note Futures	Short	108	Jun 2016	(14,070,380)	(14,046,750)	23,630
FTSE 100 Index Futures	Short	5	Jun 2016	(461,396)	(454,090)	7,306
FTSE 250 Index Futures	Short	20	Jun 2016	(985,464)	(978,948)	6,516
Russell 2000 Mini Index Futures	Short	42	Jun 2016	(4,726,980)	(4,740,540)	(13,560)
						($518,014)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $40.1 million, as measured at the end of the period. The following table summarizes the contracts held at April 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	176,000	USD	133,859	Bank National Paris	5/20/2016	—	($133)	($133)
EUR	853,000	USD	961,264	HSBC	6/10/2016	$16,605	—	16,605
EUR	94,124	USD	107,363	Morgan Stanley	6/10/2016	540	—	540
GBP	505,000	USD	725,635	HSBC	6/21/2016	12,357	—	12,357
GBP	44,529	USD	63,992	Merrill Lynch	6/21/2016	1,082	—	1,082
INR	157,000,000	USD	2,347,488	HSBC	5/19/2016	11,945	—	11,945
KRW	380,000,000	USD	329,033	HSBC	5/17/2016	4,408	—	4,408

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       26

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
PEN	7,680,000	USD	2,337,900	HSBC	5/18/2016	—	(3,849)	(3,849)
SEK	38,300,000	EUR	4,185,758	Merrill Lynch	6/10/2016	—	(22,487)	(22,487)
USD	68,706	CHF	66,960	Morgan Stanley	6/10/2016	—	(1,215)	(1,215)
USD	333,702	CNY	2,170,000	HSBC	5/17/2016	—	(741)	(741)
USD	212,859	DKK	1,404,861	HSBC	5/20/2016	—	(3,392)	(3,392)
USD	21,668	DKK	142,854	HSBC	6/10/2016	—	(337)	(337)
USD	2,354,981	EUR	2,090,000	HSBC	6/6/2016	—	(40,635)	(40,635)
USD	973,217	EUR	862,170	Bank National Paris	6/10/2016	—	(15,165)	(15,165)
USD	5,967,554	EUR	5,289,459	HSBC	6/10/2016	—	(96,222)	(96,222)
USD	18,019	GBP	12,371	Bank National Paris	6/21/2016	—	(60)	(60)
USD	1,532,397	GBP	1,076,005	HSBC	6/21/2016	—	(40,045)	(40,045)
USD	3,098,504	GBP	2,188,394	Merrill Lynch	6/21/2016	—	(99,550)	(99,550)
USD	23,411	GBP	16,156	Morgan Stanley	6/21/2016	—	(199)	(199)
USD	1,885,162	HKD	14,615,311	HSBC	6/21/2016	131	—	131
USD	103,196	HUF	28,536,556	HSBC	5/20/2016	—	(1,524)	(1,524)
USD	1,452,471	IDR	19,100,000,000	HSBC	5/17/2016	7,251	—	7,251
USD	7,163,582	KRW	8,270,000,000	HSBC	5/17/2016	—	(93,136)	(93,136)
USD	100,766	MXN	1,759,513	HSBC	5/20/2016	—	(1,327)	(1,327)
USD	60,734	NOK	498,365	HSBC	6/10/2016	—	(1,150)	(1,150)
USD	176,170	SEK	1,432,424	Morgan Stanley	6/10/2016	—	(2,368)	(2,368)
USD	100,201	TRY	288,860	Merrill Lynch	5/20/2016	—	(2,554)	(2,554)
USD	2,348,765	TWD	76,100,000	HSBC	5/18/2016	—	(11,053)	(11,053)
USD	101,784	ZAR	1,475,174	HSBC	5/4/2016	—	(1,821)	(1,821)
USD	101,027	ZAR	1,472,333	Morgan Stanley	5/20/2016	—	(2,013)	(2,013)
ZAR	1,475,174	USD	101,456	HSBC	5/20/2016	1,783	—	1,783
						$56,102	($440,976)	($384,874)

Currency Abbreviation
AUD	Australian Dollar	KRW	Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
CNY	Chinese Yuan Renminbi	NOK	Norwegian Krone
DKK	Danish Krone	PEN	Peruvian Nuevo Sol
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	TRY	Turkish Lira
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	U.S. Dollar

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       27

Currency Abbreviation
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the period ended April 30, 2016, the fund used purchased options to manage against anticipated changes in securities market, gain exposure to certain securities markets and to maintain diversity and liquidity of the fund. The fund held purchased options with market values ranging up to $200,600, as measured at period end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to the treasuries market. The

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       28

fund held interest rate swaps with total USD notional amounts up to $68.5 million, as measured at period end. The following table summarizes the interest rate swap contracts held as of April 30, 2016:

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Company, Inc.	4,670,000,000	KRW	4,036,301	3 Month KORIBOR	Fixed 1.65%	Apr 2016	—	$5,223	$5,223
Morgan Stanley & Company, Inc.	4,040,000,000	KRW	3,491,789	3 Month KORIBOR	Fixed 1.47%	Apr 2019	—	3,897	3,897
Morgan Stanley & Company, Inc.	77,400,000	MXN	4,446,934	4W TIIE	Fixed 6.17%	Apr 2023	—	(13,487)	(13,487)
Exchange Cleared Swaps
	14,100,000	USD	14,100,000	Fixed 2.427%	3 Month LIBOR	Apr 2046	—	60,389	60,389
	20,400,000	EUR	22,965,214	6 Month EURIBOR	Fixed 0.37%	Apr 2022	—	(71,101)	(71,101)
	2,350,000	EUR	2,645,503	Fixed 1.191%	6 Month EURIBOR	Apr 2049	—	133,266	133,266
	21,800,000	AUD	16,772,972	6 Month BBSW	Fixed 2.935%	Apr 2026	—	(28,817)	(28,817)
			$68,458,713				—	$89,370	$89,370

The following are abbreviations for the table above
BBSW	The Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
KORIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Total Return Swaps Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer to the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended April 30, 2016, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and maintain diversity and liquidity of the fund. The fund held total return swaps with total USD notional amounts up to $9.6 million, as measured at period end. The following table summarizes the total return swap contracts held as of April 30, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       29

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Debenhams PLC	LIBOR - BBA	GBP	149,135	Apr 2017	BNP Paribas	—	$5,258	$5,258
Pay	Home Retail Group	LIBOR - BBA	GBP	143,992	Apr 2017	BNP Paribas	—	(1,780)	(1,780)
Pay	Kingfisher PLC	LIBOR - BBA	GBP	140,143	Apr 2017	BNP Paribas	—	1,763	1,763
Pay	Marks & Spencer Group PLC	LIBOR - BBA	GBP	144,377	Apr 2017	BNP Paribas	—	7,581	7,581
Pay	Sainsbury PLC	LIBOR - BBA	GBP	144,682	Apr 2017	BNP Paribas	—	(2,563)	(2,563)
Pay	Tesco PLC	LIBOR - BBA	GBP	136,316	Apr 2017	BNP Paribas	—	4,357	4,357
Pay	TOPIX Index	LIBOR - BBA	JPY	270,682,005	Apr 2017	BNP Paribas	—	72,297	72,297
Pay	WM Morrison Supermarkets	LIBOR - BBA	GBP	140,903	Apr 2017	BNP Paribas	—	3,461	3,461
Pay	Angang Steel Company Ltd.	HIBOR	HKD	2,375,522	Apr 2017	HSBC Bank PLC	—	32,026	32,026
Pay	Anhui Conch Cement Company Ltd.	HIBOR	HKD	2,449,022	Apr 2017	HSBC Bank PLC	—	25,621	25,621
Pay	BBMG Corp.	HIBOR	HKD	2,450,692	Apr 2017	HSBC Bank PLC	—	27,509	27,509
Pay	Capitaland Ltd.	SIBOR - BBA	SGD	325,426	Apr 2017	HSBC Bank PLC	—	1,524	1,524
Pay	China National Building Material Group Corp.	HIBOR	HKD	2,489,214	Apr 2017	HSBC Bank PLC	—	28,603	28,603
Pay	China Resources Cement	HIBOR	HKD	2,545,985	Apr 2017	HSBC Bank PLC	—	35,148	35,148
Pay	City Develpments Ltd.	SIBOR - BBA	SGD	322,007	Apr 2017	HSBC Bank PLC	—	10,031	10,031
Pay	Clicks Group Ltd.	JIBAR- SAFEX	ZAR	1,920,570	Apr 2017	HSBC Bank PLC	—	1,324	1,324
Pay	Growthpoint Properties Ltd.	JIBAR- SAFEX	ZAR	1,934,627	Apr 2017	HSBC Bank PLC	—	(2,649)	(2,649)
Pay	Henderson Land Development	HIBOR	HKD	1,840,484	Apr 2017	HSBC Bank PLC	—	5,922	5,922

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       30

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	HongKong Land Holdings Ltd.	LIBOR - BBA	USD	240,831	Apr 2017	HSBC Bank PLC	—	1,451	1,451
Pay	Hyprop Investments Ltd.	JIBAR- SAFEX	ZAR	1,933,703	Apr 2017	HSBC Bank PLC	—	(538)	(538)
Pay	Kerry Properties Ltd.	HIBOR	HKD	1,870,441	Apr 2017	HSBC Bank PLC	—	8,002	8,002
Pay	Massmart Holdings Ltd.	JIBAR- SAFEX	ZAR	1,956,686	Apr 2017	HSBC Bank PLC	—	11,229	11,229
Pay	MR Price Group Ltd.	JIBAR- SAFEX	ZAR	1,975,306	Apr 2017	HSBC Bank PLC	—	5,013	5,013
Pay	New World Development Ltd.	HIBOR	HKD	1,863,120	Apr 2017	HSBC Bank PLC	—	706	706
Pay	Pick N Pay Stores Ltd.	JIBAR- SAFEX	ZAR	1,927,340	Apr 2017	HSBC Bank PLC	—	(5,173)	(5,173)
Pay	Redefine Properties Ltd.	JIBAR- SAFEX	ZAR	1,914,191	Apr 2017	HSBC Bank PLC	—	(1,220)	(1,220)
Pay	Shoprite Holdings Ltd.	JIBAR- SAFEX	ZAR	1,901,239	Apr 2017	HSBC Bank PLC	—	877	877
Pay	Sino Land Company	HIBOR	HKD	1,805,842	Apr 2017	HSBC Bank PLC	—	9,096	9,096
Pay	SPAR Group Ltd.	JIBAR- SAFEX	ZAR	1,898,760	Apr 2017	HSBC Bank PLC	—	(256)	(256)
Pay	Sun Hung Kai Properties	HIBOR	HKD	1,844,978	Apr 2017	HSBC Bank PLC	—	(2,323)	(2,323)
Pay	The Foschini Group Ltd.	JIBAR- SAFEX	ZAR	1,993,910	Apr 2017	HSBC Bank PLC	—	(5,540)	(5,540)
Pay	Truworths International Ltd.	JIBAR- SAFEX	ZAR	1,980,094	Apr 2017	HSBC Bank PLC	—	(3,552)	(3,552)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	325,572	Apr 2017	HSBC Bank PLC	—	(8,058)	(8,058)
Pay	Wharf Holdings Ltd.	HIBOR	HKD	1,844,627	Apr 2017	HSBC Bank PLC	—	4,420	4,420

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       31

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Basket of Equity	LIBOR - BBA	USD	327,025	Apr 2017	HSBC Bank PLC	—	5,331	5,331
							—	$274,898	$274,898

The following are abbreviations for the table above:
BBA	The British Bankers' Association
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
SAFEX	South African Futures Exchange
SIBOR	Singapore Interbank Offered Rate

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Interest rate	Swap contracts, at value	Interest rate swaps^	$202,775	($113,405)
Interest rate	Receivable/payable for futures	Futures†	25,315	—
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	56,102	(440,976)
Equity	Investments, at value*	Purchased options	200,605	—
Equity	Receivable/payable for futures	Futures†	45,506	(588,835)
Equity	Swap contracts, at value	Total return swaps^	308,550	(33,652)

* Purchased options are included in the Fund's investment.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

	Asset	Liability
Foreign forward currency contracts	$56,102	($440,976)
Purchased options	200,605	—
Interest rate swaps	9,120	(13,487)
Total return swaps	308,550	(33,652)
Totals	$574,377	($488,115)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
BNP Paribas	$75,016	—	—	$75,016

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       32

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
HSBC Bank	(56,228)	—	—	(56,228)
Merrill Lynch	77,096	—	—	77,096
Morgan Stanley	(9,622)	—	—	(9,622)
Totals	$86,262	—	—	$86,262

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended April 30, 2016:

Risk	Statement of operations location	Futures contracts	Investments and foreign currency transactions[1]	Total
Foreign currency	Net realized gain (loss)	—	$1,344	$1,344
Equity	Net realized gain (loss)	$36,132	—	36,132
Total		$36,132	$1,344	$37,476

1 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended April 30, 2016:

Risk	Statement of operation location	Investments and translation of assets and liabilites in foreign currencies[1]	Futures contracts	Swap contracts	Investments and translation of assets and liabilites in foreign currencies[2]	Total
Interest rate	Change in unrealized appreciation (depreciation)	—	$25,315	$89,370	—	$114,685
Foreign currency	Change in unrealized appreciation (depreciation)	—	—	—	($384,874)	(384,874)
Equity	Change in unrealized appreciation (depreciation)	$13,551	(543,329)	274,898	—	(254,880)
Total		$13,551	($518,014)	$364,268	($384,874)	($525,069)

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.550% of the first $500 million of the

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       33

fund's average daily net assets; and (b) 1.500% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Standard Life Investment (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 1.62% of average annual net assets (on an annualized basis). For purposes of this agreement, "expenses of the fund" means all fund-level operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on February 28, 2018, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on February 28, 2018, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$29	Class R6	$30
Class C	29	Class NAV	14,294
Class I	30	Total	$14,412

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2016 were equivalent to a net annual effective rate of 0.88% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee
Class A	0.25%

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       34

Class	Rule 12b-1 Fee
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. During the period ended April 30, 2016, there were no upfront sales charges for Class A shares.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended April 30, 2016, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$12	$7
Class C	46	7
Class I	—	6
Class R6	—	1
Total	$58	$21

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2016 were as follows:

		Period ended 4-30-16[1]
	Shares	Amount
Class A shares
Sold	10,000	$100,000
Net increase	10,000	$100,000
Class C shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       35

		Period ended 4-30-16[1]
	Shares	Amount
Class I shares
Sold	10,000	$100,000
Net increase	10,000	$100,000
Class R6 shares
Sold	10,000	$100,000
Net increase	10,000	$100,000
Class NAV shares
Sold	4,898,337	$48,974,066
Repurchased	(110)	(1,102)
Net increase	4,898,227	$48,972,964
Total net increase	4,938,227	$49,372,964

1 Period from 4-13-16 (commencement of operations) to 4-30-16.

Affiliates of the fund owned 100% of shares of beneficial interest of Class A, Class C, Class I, Class R6 and Class NAV on April 30, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $16,304,038 and $386,612, respectively, for the period ended April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       36

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, Inc.

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
462SA 4/16 6/16

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

Not applicable.

(b)

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.   A copy of the procedures is filed as an exhibit to this Form

N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached.  The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date:    June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date:   June 17, 2016

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date:    June 17, 2016